UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue, Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller, Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Northwestern Mutual Series Fund, Inc.

Small Cap Growth Stock Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (96.3%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (11.8%)
* DSW, Inc. - Class A	73,909	3,120
* Force Protection, Inc.	160,400	3,009
* Hibbett Sports, Inc.	278,400	7,959
* LIFE TIME FITNESS, Inc.	121,600	6,251
* LKQ Corp.	212,200	4,639
* Morton’s Restaurant Group, Inc.	370,300	6,588
Orient-Express Hotels, Ltd. - Class A	148,037	8,856
* Pinnacle Entertainment, Inc.	335,500	9,752
* Volcom, Inc.	130,900	4,498
* Zumiez, Inc.	163,800	6,572

Total		61,244

Consumer Staples (0.6%)
UAP Holding Corp.	121,000	3,128

Total		3,128

Energy (4.8%)
* Dril-Quip, Inc.	143,700	6,219
* Global Industries, Ltd.	305,100	5,580
* Oceaneering International, Inc.	127,300	5,362
World Fuel Services Corp.	165,600	7,661

Total		24,822

Financials (8.3%)
* Clayton Holdings, Inc.	101,800	1,562
* FCStone Group, Inc.	114,300	4,266
* Global Cash Access Holdings, Inc.	397,200	6,629
Greater Bay Bancorp	277,900	7,472
Greenhill & Co., Inc.	70,200	4,310
International Securities Exchange Holdings, Inc.	130,000	6,344
* KBW, Inc.	118,393	4,115
optionsXpress Holdings, Inc.	238,600	5,617
* Portfolio Recovery Associates, Inc.	67,600	3,018

Total		43,333

Health Care (23.1%)
* Adams Respiratory Therapeutics, Inc.	91,692	3,084
* Affymetrix, Inc.	141,600	4,258
* Allscripts Healthcare Solutions, Inc.	356,100	9,547
* Digene Corp.	92,900	3,940
* ICON PLC, ADR	298,100	12,699
* Kyphon, Inc.	119,800	5,408
* Natus Medical, Inc.	235,200	4,180
* Noven Pharmaceuticals, Inc.	284,700	6,605
* Obagi Medical Products, Inc.	138,145	2,035
* Pediatrix Medical Group, Inc.	245,500	14,007
* The Providence Service Corp.	329,885	7,825
* PSS World Medical, Inc.	481,000	10,168
* Psychiatric Solutions, Inc.	338,400	13,641
* Radiation Therapy Services, Inc.	293,700	8,999
* ResMed, Inc.	218,162	10,989
Thoratec Corp.	143,600	3,001

Total		120,386

Industrials (16.0%)
* The Advisory Board Co.	124,784	6,317
Bucyrus International, Inc. - Class A	140,220	7,221
C.H. Robinson Worldwide, Inc.	63,372	3,026
* Corrections Corp. of America	231,375	12,220
* Houston Wire & Cable Co.	141,800	3,973
* Huron Consulting Group, Inc.	158,700	9,656
Interface, Inc. - Class A	318,600	5,094
Knight Transportation, Inc.	290,367	5,174
Knoll, Inc.	381,800	9,098
* Marlin Business Services Corp.	396,320	8,671
* Marten Transport, Ltd.	48,700	773
* PeopleSupport, Inc.	35,300	404
* Resources Connection, Inc.	194,800	6,232
* VistaPrint, Ltd.	135,000	5,171

Total		83,030

Information Technology (26.7%)
* aQuantive, Inc.	159,000	4,438
* Aruba Networks, Inc.	16,000	235
* Bankrate, Inc.	75,168	2,649
* Blackboard, Inc.	444,300	14,941
* Comtech Group, Inc.	95,100	1,662
* Cymer, Inc.	59,300	2,464
* DealerTrack Holdings, Inc.	305,400	9,382
* Diodes, Inc.	113,796	3,966
* Forrester Research, Inc.	239,900	6,804
* Kenexa Corp.	349,789	10,888
* The Knot, Inc.	156,000	3,359
* Macrovision Corp.	111,500	2,793
* Mellanox Technologies, Ltd.	58,400	850
* MKS Instruments, Inc.	203,250	5,187
* Netlogic Microsystems, Inc.	350,060	9,319
* Silicon Image, Inc.	302,700	2,470
* Sohu.com, Inc.	195,300	4,185
* Sonic Solutions	22,946	324
* Switch & Data Facilities Co., Inc.	293,600	5,320
* Synaptics, Inc.	105,600	2,701
* Synchronoss Technologies, Inc.	273,100	4,752
Syntel, Inc.	125,800	4,359
* Tessera Technologies, Inc.	319,500	12,696
* THQ, Inc.	401,450	13,725
* The Ultimate Software Group, Inc.	192,167	5,033
* ValueClick, Inc.	175,200	4,578

Total		139,080

Materials (3.2%)
Airgas, Inc.	245,150	10,333
Silgan Holdings, Inc.	126,000	6,440

Total		16,773

Telecommunication Services (0.1%)
* Glu Mobile, Inc.	38,500	385

Total		385

Utilities (1.7%)
ITC Holdings Corp.	207,500	8,983

Total		8,983

Total Common Stocks (Cost: $452,328)		501,164

Money Market Investments (14.4%)
Autos (1.9%)
Fcar Owner Trust 1, 5.26%, 4/9/07	10,000,000	9,987

Total		9,987

Federal Government & Agencies (0.5%)
(b) Federal Home Loan Mortgage Corp., 5.14%, 6/11/07	2,500,000	2,475

Total		2,475

Finance Lessors (3.9%)
Ranger Funding Co. LLC, 5.27%, 4/11/07	10,000,000	9,984
Thunder Bay Funding, Inc., 5.27%, 4/2/07	10,000,000	9,997

Total		19,981

Finance Services (3.8%)
Alpine Securitization, 5.28%, 4/5/07	10,000,000	9,993
Bryant Park Funding LLC, 5.31%, 4/12/07	10,000,000	9,982

Total		19,975

Miscellaneous Business Credit Institutions (1.9%)
Park Avenue Receivables, 5.28%, 4/16/07	10,000,000	9,977

Total		9,977

Personal Credit Institutions (0.5%)
Rabobank USA, 5.37%, 4/2/07	2,500,000	2,499

Total		2,499

Short Term Business Credit (1.9%)
Sheffield Receivables, 5.27%, 4/26/07	10,000,000	9,962

Total		9,962

Total Money Market Investments (Cost: $74,855)		74,856

Total Investments (110.7%) (Cost $527,183)(a)		576,020

Other Assets, Less Liabilities (-10.7%)		(55,878)

Net Assets (100.0%)		520,142

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $527,183 and the net unrealized appreciation of investments based on that cost was $48,837 which is comprised of $56,095 aggregate gross unrealized appreciation and $7,258 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Russell 2000 Index Futures (Long)	3	6/07	$44
(Total Notional Value at March 31, 2007, $1,168)

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Small Cap Value Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (96.5%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
Aaron Rents, Inc.	165,500	4,377
Aaron Rents, Inc. - Class A	4,725	113
* Amazon.com, Inc.	16,100	641
* Apollo Group, Inc. - Class A	8,500	373
* Armstrong World Industries, Inc.	6,600	336
Belo Corp. - Class A	8,000	149
Brunswick Corp.	22,900	729
Building Materials Holding Corp.	75,200	1,362
* Career Education Corp.	11,600	354
* Cox Radio, Inc. - Class A	19,300	263
CSS Industries, Inc.	48,200	1,807
* Culp, Inc.	42,300	299
* Discovery Holding Co.	35,900	687
Dollar General Corp.	17,200	364
Dow Jones & Co., Inc.	13,500	465
* Drew Industries, Inc.	21,300	611
Eastman Kodak Co.	16,900	381
* Echostar Communications Corp.	9,100	395
Family Dollar Stores, Inc.	21,700	643
Fred’s, Inc.	72,500	1,066
The Gap, Inc.	36,100	621
* Gemstar-TV Guide International, Inc.	68,100	285
H&R Block, Inc.	33,200	699
Haverty Furniture Companies, Inc.	110,000	1,540
Journal Register Co.	81,000	483
* Lamar Advertising Co. - Class A	2,200	139
* Liberty Media Holding Corp.	3,400	376
* Live Nation	31,000	684
M/I Homes, Inc.	47,000	1,248
Mattel, Inc.	27,500	758
Matthews International Corp. - Class A	86,200	3,508
Meredith Corp.	3,500	201
The New York Times Co. - Class A	18,000	423
Newell Rubbermaid, Inc.	11,400	354
OSI Restaurant Partners, Inc.	17,200	679
Pearson PLC, ADR	35,500	608
Pool Corp.	74,525	2,668
RadioShack Corp.	14,600	395
* RARE Hospitality International, Inc.	95,250	2,866
Reuters Group PLC, ADR	3,000	166
Ruby Tuesday, Inc.	46,900	1,341
* Saga Communications, Inc. - Class A	84,600	823
* Scholastic Corp.	17,700	550
Skyline Corp.	34,500	1,164
Stanley Furniture Co., Inc.	61,000	1,269
Stein Mart, Inc.	156,400	2,552
The TJX Companies, Inc.	9,700	262
Tribune Co.	31,500	1,011
* TRW Automotive Holdings Corp.	18,000	627
Weight Watchers International, Inc.	12,985	598
Winnebago Industries, Inc.	59,500	2,001
* XM Satellite Radio Holdings, Inc.	55,100	712

Total		47,026

Consumer Staples (3.0%)
Alberto-Culver Co.	5,300	121
* Alliance One International, Inc.	113,800	1,050
Brown-Forman Corp. - Class B	7,000	459
Campbell Soup Co.	3,100	121
Casey’s General Stores, Inc.	68,500	1,714
The Clorox Co.	11,700	745
Coca-Cola Enterprises, Inc.	41,000	830
ConAgra Foods, Inc.	31,500	785
H.J. Heinz Co.	2,900	137
McCormick & Co., Inc.	5,200	200
Nash Finch Co.	42,000	1,447
Sara Lee Corp.	51,600	873
* Wild Oats Markets, Inc.	49,300	897
* Winn-Dixie Stores, Inc.	47,300	835

Total		10,214

Energy (8.4%)
* Atwood Oceanics, Inc.	34,100	2,001
BJ Services Co.	11,100	310
CARBO Ceramics, Inc.	30,300	1,410
* Forest Oil Corp.	77,350	2,581
* Geomet, Inc.	41,000	362
* Hanover Compressor Co.	38,400	854
Hess Corp.	14,300	793
* Hornbeck Offshore Services, Inc.	12,300	352
* Lone Star Technologies, Inc.	25,800	1,704
* Mariner Energy, Inc.	56,293	1,077
Murphy Oil Corp.	22,000	1,175
Penn Virginia Corp.	60,000	4,405
Pogo Producing Co.	13,600	654
Spectra Energy Corp.	12,600	331
* TETRA Technologies, Inc.	153,800	3,801
* Todco	66,800	2,694
* Union Drilling, Inc.	26,500	376
* W-H Energy Services, Inc.	39,500	1,846
* Whiting Petroleum Corp.	53,400	2,104

Total		28,830

Financials (18.9%)
Ares Capital Corp.	81,000	1,472
Axis Capital Holdings, Ltd.	19,500	660
Boston Private Financial Holdings, Inc.	48,100	1,343
Commerce Bancshares, Inc.	12,634	610
* E*TRADE Financial Corp.	7,800	166
East West Bancorp, Inc.	96,500	3,548
* Employers Holdings, Inc.	13,000	260
First Financial Fund, Inc.	116,413	1,659
First Horizon National Corp.	22,400	930
First Niagara Financial Group, Inc.	20,700	288
First Potomac Realty Trust	75,700	2,163
First Republic Bank	94,200	5,058
Genworth Financial, Inc.	10,500	367
Hercules Technology Growth Capital, Inc.	97,600	1,337
Home Bancshares, Inc.	17,300	381
IndyMac Bancorp, Inc.	26,700	856
Innkeepers USA Trust	55,700	907
Investors Financial Services Corp.	10,300	599
James River Group, Inc.	3,300	103
Janus Capital Group, Inc.	26,100	546
Kilroy Realty Corp.	62,800	4,631
Kohlberg Capital Corp.	105,500	1,688
Lasalle Hotel Properties	62,600	2,902
Lincoln National Corp.	6,363	431
* Markel Corp.	4,500	2,182
Marsh & McLennan Companies, Inc.	52,800	1,547
Max Re Capital, Ltd.	79,400	2,023
The Midland Co.	49,800	2,113
Netbank, Inc.	90,000	199
NewAlliance Bancshares, Inc.	14,200	230
Northern Trust Corp.	9,900	595
Ohio Casualty Corp.	10,800	323
OneBeacon Insurance Group, Ltd.	6,500	163
Parkway Properties, Inc.	26,300	1,374
Potlatch Corp.	56,900	2,605
* ProAssurance Corp.	83,300	4,261
Regions Financial Corp.	12,700	449
SLM Corp.	14,200	581
The St. Joe Co.	7,300	382
Strategic Hotels & Resorts, Inc.	99,600	2,278
* SVB Financial Group	75,700	3,678
Synovus Financial Corp.	21,700	702
TCF Financial Corp.	17,600	464
The Travelers Companies, Inc.	10,330	535
Unum Group	7,900	182
Valley National Bancorp	3,780	95
Washington Real Estate Investment Trust	55,500	2,077
Westamerica Bancorporation	12,900	621
Willis Group Holdings, Ltd.	19,300	764
Wintrust Financial Corp.	30,500	1,361
XL Capital, Ltd. - Class A	8,800	616

Total		65,305

Health Care (6.3%)
* Affymetrix, Inc.	9,000	271
Analogic Corp.	16,300	1,025
Arrow International, Inc.	41,500	1,335
* Barr Pharmaceuticals, Inc.	6,900	320
Becton, Dickinson & Co.	1,900	146
* Diversa Corp.	110,000	859
* Exelixis, Inc.	98,800	982
Health Management Associates, Inc. - Class A	71,500	777
* HEALTHSOUTH Corp.	19,060	400
* Invitrogen Corp.	4,300	274
* Lincare Holdings, Inc.	23,200	850
* MedImmune, Inc.	14,900	542
* Myriad Genetics, Inc.	81,900	2,822
* Neurocrine Biosciences, Inc.	5,200	65
* OSI Pharmaceuticals, Inc.	8,000	264
Owens & Minor, Inc.	99,700	3,662
* Pharmion Corp.	51,500	1,354
* St. Jude Medical, Inc.	19,400	730
* Triad Hospitals, Inc.	7,600	397
Universal Health Services, Inc. - Class B	18,800	1,076
Valeant Pharmaceuticals International	26,500	458
West Pharmaceutical Services, Inc.	55,200	2,563
* Zimmer Holdings, Inc.	6,400	547

Total		21,719

Industrials (19.3%)
* Accuride Corp.	52,500	767
* AirTran Holdings, Inc.	131,000	1,345
* Allied Waste Industries, Inc.	49,000	617
Ameron International Corp.	30,000	1,976
Belden CDT, Inc.	75,100	4,024
C&D Technologies, Inc.	76,500	385
* Casella Waste Systems, Inc. - Class A	106,200	1,037
Cintas Corp.	12,800	462
* Dollar Thrifty Automotive Group, Inc.	67,900	3,466
EDO Corp.	36,900	967
* Electro Rent Corp.	104,300	1,502
Equifax, Inc.	15,900	580
Franklin Electric Co., Inc.	72,300	3,362
* FTI Consulting, Inc.	84,400	2,835
G & K Services, Inc. - Class A	55,700	2,021
* Genesee & Wyoming, Inc.	92,500	2,461
* The Genlyte Group, Inc.	34,900	2,462
* Hertz Global Holdings, Inc.	27,300	647
IDEX Corp.	59,000	3,002
* Insituform Technologies, Inc. - Class A	109,200	2,270
* Kirby Corp.	100,400	3,512
Laidlaw International, Inc.	20,000	692
Landstar System, Inc.	126,600	5,802
Macquarie Infrastructure Co. Trust	60,300	2,370
Manpower, Inc.	6,800	502
McGrath Rentcorp	101,500	3,215
Nordson Corp.	64,300	2,987
* Owens Corning	10,400	331
Raytheon Co.	7,200	378
Southwest Airlines Co.	63,400	932
Synagro Technologies, Inc.	71,900	410
Universal Forest Products, Inc.	37,000	1,833
* USG Corp.	8,900	415
UTI Worldwide, Inc.	110,320	2,712
* Waste Connections, Inc.	69,600	2,084
Woodward Governor Co.	58,000	2,388

Total		66,751

Information Technology (10.9%)
* Advanced Energy Industries, Inc.	78,000	1,641
* ATMI, Inc.	40,900	1,250
AVX Corp.	41,400	629
* Brooks Automation, Inc.	194,900	3,344
* Entegris, Inc.	152,800	1,635
* Fairchild Semiconductor International, Inc.	30,300	507
* GSI Group, Inc.	151,200	1,498
* Intuit, Inc.	17,400	476
* Ixia	101,800	947
Landauer, Inc.	24,900	1,257
* Littelfuse, Inc.	53,000	2,152
Methode Electronics, Inc. - Class A	36,000	532
Molex, Inc. - Class A	32,600	811
* MPS Group, Inc.	193,800	2,742
* Nortel Networks Corp.	30,030	722
* Novellus Systems, Inc.	22,300	714
* Packeteer, Inc.	71,900	893
* Premiere Global Services, Inc.	161,100	1,808
* Progress Software Corp.	91,100	2,842
* QLogic Corp.	12,500	213
Sabre Holdings Corp. - Class A	14,700	481
* SPSS, Inc.	70,825	2,557
StarTek, Inc.	69,300	678
* Sun Microsystems, Inc.	119,200	716
* Teradyne, Inc.	49,100	812
* Websense, Inc.	90,800	2,087
* Wind River Systems, Inc.	203,000	2,018
Xilinx, Inc.	11,700	301
* Xyratex, Ltd.	51,600	1,232

Total		37,495

Materials (11.1%)
Airgas, Inc.	73,700	3,106
American Vanguard Corp.	57,000	974
AngloGold Ashanti, Ltd., ADR	18,600	829
AptarGroup, Inc.	48,300	3,233
Arch Chemicals, Inc.	62,800	1,961
Bowater, Inc.	13,800	329
Carpenter Technology Corp.	29,300	3,539
Chesapeake Corp.	24,600	371
Deltic Timber Corp.	41,600	1,995
* Domtar Corp.	61,800	575
Florida Rock Industries, Inc.	52,200	3,514
Gibraltar Industries, Inc.	84,900	1,920
Gold Fields, Ltd., ADR	23,200	429
Innospec, Inc.	52,100	3,003
International Paper Co.	38,600	1,405
Louisiana-Pacific Corp.	32,600	654
* Meridian Gold, Inc.	54,700	1,396
Metal Management, Inc.	70,300	3,249
Myers Industries, Inc.	85,400	1,595
Nalco Holding Co.	52,100	1,245
* Smurfit-Stone Container Corp.	26,200	295
* Symyx Technologies, Inc.	54,200	960
Wausau Paper Corp.	102,100	1,466
Weyerhaeuser Co.	900	67

Total		38,110

Other Holdings (0.6%)
iShares Russell 2000 Value Index Fund	23,400	1,894

Total		1,894

Telecommunication Services (0.1%)
* Wireless Facilities, Inc.	169,600	220

Total		220

Utilities (4.2%)
Black Hills Corp.	60,167	2,213
Cleco Corp.	85,200	2,201
Duke Energy Corp.	21,000	426
* Dynegy, Inc. - Class A	74,800	693
* El Paso Electric Co.	80,800	2,129
Energy East Corp.	10,300	251
* Mirant Corp.	11,800	477
NiSource, Inc.	18,900	462
Pinnacle West Capital Corp.	15,800	762
* Reliant Energy, Inc.	15,800	321
Southwest Gas Corp.	56,700	2,204
TECO Energy, Inc.	60,800	1,046
Vectren Corp.	40,800	1,167

Total		14,352

Total Common Stocks (Cost: $248,430)		331,916

Convertible Corporate Bonds (0.1%)
Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, 2.75%, 8/1/31	494,000	509

Total Convertible Corporate Bonds (Cost: $488)		509

Preferred Stocks (0.1%)
Industrials (0.1%)
Allied Waste Industries, Inc.	900	300

Total Preferred Stocks (Cost: $253)		300

Money Market Investments (3.8%)
Other Holdings (3.8%)
Reserve Investment Fund	13,254,314	13,254

Total Money Market Investments (Cost: $13,254)		13,254

Total Investments (100.5%) (Cost $262,425)(a)		345,979

Other Assets, Less Liabilities (-0.5%)		(1,654)

Net Assets (100.0%)		344,325

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $262,425 and the net unrealized appreciation of investments based on that cost was $83,554 which is comprised of $92,657 aggregate gross unrealized appreciation and $9,103 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Aggressive Growth Stock Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (93.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.7%)
Abercrombie & Fitch Co. - Class A	132,200	10,005
* Aeropostale, Inc.	254,320	10,231
* Bare Escentuals, Inc.	301,000	10,797
* Dollar Tree Stores, Inc.	424,600	16,237
* Focus Media Holding, Ltd., ADR	215,300	16,892
* GameStop Corp. - Class A	760,300	24,763
International Game Technology	391,400	15,805
* O’Reilly Automotive, Inc.	418,160	13,841
Orient-Express Hotels, Ltd. - Class A	238,000	14,237
* Payless ShoeSource, Inc.	300,900	9,990
Pool Corp.	119,300	4,271
Starwood Hotels & Resorts Worldwide, Inc.	166,400	10,791
* Urban Outfitters, Inc.	264,200	7,004

Total		164,864

Energy (6.4%)
* Cameron International Corp.	332,300	20,865
Diamond Offshore Drilling, Inc.	210,300	17,024
Range Resources Corp.	549,100	18,340
Smith International, Inc.	436,500	20,974

Total		77,203

Financials (12.8%)
Brown & Brown, Inc.	599,100	16,188
Chicago Mercantile Exchange Holdings, Inc.	27,600	14,696
The Colonial BancGroup, Inc.	549,400	13,598
* IntercontinentalExchange, Inc.	102,783	12,561
* Investment Technology Group, Inc.	462,440	18,128
Legg Mason, Inc.	162,470	15,306
SEI Investments Co.	208,900	12,582
* SVB Financial Group	351,500	17,079
T. Rowe Price Group, Inc.	291,600	13,761
Ventas, Inc.	464,900	19,586

Total		153,485

Health Care (21.1%)
* Celgene Corp.	218,000	11,436
* DaVita, Inc.	633,900	33,801
* Express Scripts, Inc.	232,400	18,759
* Illumina, Inc.	137,900	4,040
* Immucor, Inc.	287,500	8,461
* Intuitive Surgical, Inc.	174,100	21,165
* Kyphon, Inc.	219,920	9,927
* Lincare Holdings, Inc.	592,800	21,726
Mentor Corp.	291,800	13,423
* Pediatrix Medical Group, Inc.	324,600	18,522
* Psychiatric Solutions, Inc.	492,881	19,868
* ResMed, Inc.	357,200	17,992
* Varian Medical Systems, Inc.	363,800	17,350
* VCA Antech, Inc.	804,600	29,216
* Ventana Medical Systems, Inc.	195,738	8,201

Total		253,887

Industrials (16.6%)
C.H. Robinson Worldwide, Inc.	178,700	8,533
* Corrections Corp. of America	315,550	16,664
Expeditors International of Washington, Inc.	391,560	16,179
Herman Miller, Inc.	444,200	14,876
J.B. Hunt Transport Services, Inc.	397,900	10,441
Joy Global, Inc.	376,300	16,143
Knight Transportation, Inc.	597,400	10,646
The Manitowoc Co., Inc.	177,700	11,289
* Monster Worldwide, Inc.	176,800	8,375
MSC Industrial Direct Co., Inc. - Class A	483,200	22,557
Ritchie Bros. Auctioneers, Inc.	361,900	21,178
Robert Half International, Inc.	508,300	18,812
* Spirit Aerosystems Holdings, Inc.	462,300	14,724
* Stericycle, Inc.	115,100	9,381

Total		199,798

Information Technology (20.0%)
* Activision, Inc.	1,165,610	22,077
Amphenol Corp. - Class A	246,600	15,923
* Citrix Systems, Inc.	266,000	8,520
* Cognizant Technology Solutions Corp. - Class A	237,000	20,920
* Digital River, Inc.	281,400	15,547
FactSet Research Systems, Inc.	302,200	18,993
Harris Corp.	226,600	11,545
KLA-Tencor Corp.	344,080	18,346
* MEMC Electronic Materials, Inc.	335,300	20,312
Microchip Technology, Inc.	725,895	25,791
* Micros Systems, Inc.	39,000	2,106
* NAVTEQ Corp.	256,300	8,842
* Network Appliance, Inc.	108,100	3,948
* ValueClick, Inc.	1,119,460	29,252
* VeriFone Holdings, Inc.	514,800	18,909

Total		241,031

Materials (1.8%)
Praxair, Inc.	342,240	21,547

Total		21,547

Telecommunication Services (1.5%)
* NeuStar, Inc. - Class A	626,700	17,823

Total		17,823

Total Common Stocks (Cost: $999,677)		1,129,638

Money Market Investments (5.9%)
Autos (0.8%)
Fcar Owner Trust 1, 5.28%, 4/12/07	10,000,000	9,982

Total		9,982

Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Corp., 5.14%, 6/11/07	2,500,000	2,475

Total		2,475

Miscellaneous Business Credit Institutions (0.8%)
Park Avenue Receivables, 5.26%, 4/4/07	10,000,000	9,994

Total		9,994

Personal Credit Institutions (0.7%)
(b) Rabobank USA, 5.37%, 4/2/07	8,800,000	8,797

Total		8,797

Short Term Business Credit (3.4%)
Old Line Funding Corp., 5.25%, 4/5/07	20,000,000	19,986
(b) Sheffield Receivables, 5.29%, 4/12/07	20,000,000	19,965

Total		39,951

Total Money Market Investments (Cost: $71,198)		71,199

Total Investments (99.8%) (Cost $1,070,875)(a)		1,200,837

Other Assets, Less Liabilities (0.2%)		2,260

Net Assets (100.0%)		1,203,097

*	Non-Income Producing

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,070,875 and the net unrealized appreciation of investments based on that cost was $129,962 which is comprised of $148,381 aggregate gross unrealized appreciation and $18,419 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	62	6/07	$326
(Total Notional Value at March 31, 2007, $26,204)

Northwestern Mutual Series Fund, Inc.

International Growth Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Foreign Common Stocks (97.2%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (15.3%)
Burberry Group PLC	United Kingdom	220,305	2,831
Casio Computer Co., Ltd.	Japan	99,500	2,178
* Central European Media Enterprises, Ltd.	Bermuda	5,600	496
Esprit Holdings, Ltd.	Hong Kong	216,500	2,530
* Fiat SPA	Italy	156,215	3,938
* Focus Media Holdings, Ltd.	China	29,100	2,283
Hugo Boss AG	Germany	41,630	2,419
Inditex SA	Spain	62,825	3,905
Intercontinental Hotels Group PLC	United Kingdom	117,404	2,902
* Kuoni Reisen Holding	Switzerland	3,700	2,220
Point, Inc.	Japan	36,570	2,324
PPR SA	France	15,920	2,546
Sol Melia SA	Spain	126,260	3,036
Swatch Group AG	Switzerland	9,825	2,597
Toyota Motor Corp.	Japan	43,200	2,768
United Arrows, Ltd.	Japan	75,000	1,435
* Urbi Desarollos Urbanos SA	Mexico	698,680	2,940
WPP Group PLC	United Kingdom	156,005	2,364

Total			45,712

Consumer Staples (7.9%)
Alimentation Couche-Tard, Inc.	Canada	29,505	617
* Barry Callebaut AG	Switzerland	3,575	2,660
Coca Cola Hellenic Bottling Co. SA	Greece	60,930	2,564
Davide Campari-Milano SPA	Italy	155,530	1,531
Heineken NV	Netherlands	43,885	2,296
Iaws Group PLC	Ireland	83,985	1,957
Reckitt Benckiser PLC	United Kingdom	64,860	3,376
Tesco PLC	United Kingdom	352,935	3,085
Wal-Mart De Mexico SA de CV	Mexico	696,870	2,977
Woolworths, Ltd.	Australia	113,260	2,492

Total			23,555

Energy (3.4%)
* Artumus Group, Inc.	Norway	53,530	608
* Electromagnetic Geoservices AS	Norway	49,800	1,192
Expro International Group PLC	United Kingdom	27,170	472
* Petroleum Geo-Services ASA	Norway	97,590	2,548
* Seajacks International, Ltd.	Norway	62,515	566
Tenaris SA, ADR	Italy	45,570	2,092
* TGS Nopec Geophysical Co. ASA	Norway	105,800	2,446
* Wavefield Inseis ASA	Norway	25,950	211

Total			10,135

Financials (19.8%)
Admiral Group PLC	United Kingdom	170,815	3,862
Aeon Mall Co., Ltd.	Japan	79,100	2,323
Allianz SE	Germany	13,315	2,734
Allied Irish Banks PLC	Ireland	68,785	2,040
Anglo Irish Bank Corp. PLC	Ireland	247,814	5,296
Ardepro Co., Ltd.	Japan	6,724	2,414
Axa	France	65,345	2,771
Azimut Holding SPA	Italy	192,115	2,836
Banca Italease SPA	Italy	33,920	2,173
Banca Popolare di Milano	Italy	91,095	1,410
* Banca Popolare Italiana Scrl	Italy	79,780	1,247
Banco Espanol de Credito SA	Spain	105,645	2,525
Banco Popolare di Verona e Novara Scrl	Italy	39,980	1,242
Credit Suisse Group	Switzerland	42,960	3,083
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	37,535	2,923
Hypo Real Estate Holding AG	Germany	26,890	1,715
IKB Deutsche Industriebank AG	Germany	53,075	2,116
Industrial Bank of Korea	South Korea	39,200	785
* Korean Reinsurance Co.	South Korea	110,410	1,449
Manulife Financial Corp.	Canada	35,995	1,240
* NorGani Hotels ASA	Norway	34,053	389
Piraeus Bank SA	Greece	73,960	2,569
* Scandinavian Property Development ASA	Norway	126,125	1,058
Swiss Life Holding	Switzerland	4,620	1,160
* Tag Tegernsee Immobilien Und Beteiligungs AG	Germany	118,775	1,625
The Toronto-Dominion Bank	Canada	26,440	1,590
UBS AG	Switzerland	22,275	1,324
Unicredito Italiano SPA	Italy	325,855	3,101

Total			59,000

Health Care (7.1%)
* Actelion, Ltd.	Switzerland	2,645	617
CSL, Ltd.	Australia	44,665	2,977
Daiichi Sankyo Co., Ltd.	Japan	80,500	2,466
Elekta AB	Sweden	34,020	613
Merck KgaA	Germany	20,285	2,615
* Neurochem, Inc.	Canada	44,825	676
Nobel Biocare Holding AG	Switzerland	9,690	3,533
Shire PLC, ADR	United Kingdom	14,095	872
Stada Arzneimittel AG	Germany	39,155	2,377
Takeda Pharmaceutical Co., Ltd.	Japan	28,600	1,876
Terumo Corp.	Japan	29,300	1,141
* William Demant Holding A/S	Denmark	14,160	1,257

Total			21,020

Industrials (24.5%)
ABB, Ltd.	Switzerland	198,965	3,418
Aker Drilling ASA	Norway	90,500	1,563
* Alstom	France	20,435	2,652
Assa Abloy AB	Sweden	114,900	2,641
Atlas Copco AB	Sweden	75,955	2,524
CAE, Inc.	Canada	263,940	2,974
Capita Group PLC	United Kingdom	218,370	2,933
Chiyoda Corp.	Japan	100,000	2,194
Cia De Concessoes Rodovia	Brazil	149,060	1,987
Daewoo Shipbuilding & Marine Engineering Co.	South Korea	42,230	1,551
* Deutz AG	Germany	71,510	1,077
* Dof Subsea ASA	Norway	56,905	473
* Eitzen Chemical ASA	Norway	116,500	502
FLSmidth & Co. A/S	Denmark	39,840	2,700
* Grafton Group PLC	Ireland	154,660	2,345
Hopewell Holdings	Hong Kong	634,000	2,450
Kitz Corp.	Japan	245,000	2,225
Kuehne & Nagel International AG	Switzerland	27,320	2,247
Metso Corp.	Finland	55,040	2,908
Michael Page International PLC	United Kingdom	352,825	3,718
MTU Aero Engines Holding AG	Germany	51,190	3,063
Nikkei 225 ETF	Japan	16,610	2,470
PT Berlain Laju Tanker	Indonesia	7,913,500	1,630
Sembcorp Marine, Ltd.	Singapore	1,062,000	2,464
SGS SA	Switzerland	2,190	2,615
Siemens AG	Germany	27,535	2,943
* Thielert AG	Germany	43,535	1,352
Tianjin Development Holdings, Ltd.	Hong Kong	2,218,000	1,683
TNT NV	Netherlands	59,525	2,730
TOPIX ETF	Japan	156,500	2,315
Vinci SA	France	22,960	3,558
* Wavin NV	Netherlands	40,640	803

Total			72,708

Information Technology (9.0%)
* Autonomy Corp. PLC	United Kingdom	201,620	2,718
Cap Gemini SA	France	40,755	3,103
EVS Broadcast Equipment SA	Belgium	15,965	1,018
* Gresham Computing PLC	United Kingdom	197,485	474
Hon Hai Precision Industry Co., Ltd.	Taiwan	112,000	751
Infosys Technologies, Ltd.	India	34,945	1,618
Kontron AG	Germany	179,510	2,962
Neopost SA	France	21,330	3,049
Nippon Electric Glass Co., Ltd.	Japan	180,500	3,163
Star Micronics Co., Ltd.	Japan	113,000	2,440
Telechips, Inc.	South Korea	45,632	708
* Temenos Group AG	Switzerland	127,280	2,451
Vtech Holdings, Ltd.	Hong Kong	334,000	2,409

Total			26,864

Materials (7.6%)
Companhia Vale do Rio Doce, ADR	Brazil	88,500	3,273
* Crew Minerals ASA	Norway	235,710	648
CRH PLC	Ireland	71,835	3,069
* Gammon Lake Resources, Inc.	Canada	122,090	2,157
Imperial Chemical Industries PLC	United Kingdom	247,655	2,437
K+S AG	Germany	23,615	2,598
* Smurfit Kappa Group PLC	Ireland	33,360	833
Sumitomo Titanium Corp.	Japan	22,600	2,510
* Syngenta AG	Switzerland	13,055	2,498
Tokuyama Corp.	Japan	152,000	2,657

Total			22,680

Telecommunication Services (1.8%)
* Freenet AG	Germany	62,435	1,913
Tele2 AB - Class B	Sweden	34,700	569
Telenor ASA	Norway	165,310	2,938

Total			5,420

Utilities (0.8%)
CEZ	Czech Republic	26,795	1,204
Veolia Environment	France	16,545	1,230

Total			2,434

Total Foreign Common Stocks (Cost: $230,919)			289,528

Money Market Investments (2.9%)
Federal Government and Agencies (2.3%)
Federal Home Loan Bank, 5.15%, 4/20/07	United States	2,000,000	1,994
Federal Home Loan Bank, 5.15%, 4/13/07	United States	5,000,000	4,991

Total			6,985

Personal Credit Institutions (0.6%)
Rabobank USA, 5.14%, 4/2/07
	United States	1,700,000	1,699

Total			1,699

Total Money Market Investments (Cost: $8,684)			8,684

Total Investments (100.1%) (Cost $239,603)(a)			298,212

Other Assets, Less Liabilities (-0.1%)			(332)

Net Assets (100.0%)			297,880

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes was $239,603 and the net unrealized appreciation of investments based on that cost was $58,609 which is comprised of $60,408 aggregate gross unrealized appreciation and $1,799 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

Japan	13.1%
United Kingdom	10.8%
Germany	10.6%
Switzerland	10.2%
France	6.3%
Italy	5.9%
Ireland	5.2%
Norway	4.7%
Other	33.2%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

Franklin Templeton International Equity Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Foreign Common Stocks (95.0%)	Country	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (14.1%)
Accor SA	France	173,000	16,533
Bayerische Motoren Werke AG	Germany	251,100	14,816
British Sky Broadcasting Group PLC	United Kingdom	1,225,270	13,599
Burberry Group PLC	United Kingdom	738,190	9,486
Compagnie Generale des Etablissements Michelin	France	260,200	28,736
Compass Group PLC	United Kingdom	2,915,350	19,506
FUJIFILM Holdings Corp.	Japan	159,300	6,516
GKN PLC	United Kingdom	2,091,540	15,702
Kingfisher PLC	United Kingdom	1,484,070	8,126
Koninklijke (Royal) Philips Electronics NV	Netherlands	449,135	17,153
Mediaset SPA	Italy	644,210	7,009
Pearson PLC	United Kingdom	697,770	11,973
Reed Elsevier NV	Netherlands	645,340	11,414
* Securitas Direct AB - Class B	Sweden	652,300	1,812
Sony Corp.	Japan	323,400	16,439
Thomson	France	1,088,780	20,959
Valeo SA	France	135,280	7,935
Wolters Kluwer NV	Netherlands	166,630	4,999

Total			232,713

Consumer Staples (3.0%)
Alliance Boots PLC	United Kingdom	462,082	9,334
Cadbury Schweppes PLC	United Kingdom	1,086,340	13,938
Nestle SA	Switzerland	38,980	15,182
Unilever PLC	United Kingdom	348,295	10,493

Total			48,947

Energy (5.8%)
BP PLC	United Kingdom	1,037,940	11,275
China Shenhua Energy Co., Ltd.	China	7,378,000	17,846
ENI SPA	Italy	414,535	13,490
Repsol YPF SA	Spain	493,680	16,645
Royal Dutch Shell PLC - Class B	United Kingdom	410,435	13,658
SBM Offshore NV	Netherlands	451,200	16,268
Total SA	France	84,728	5,936

Total			95,118

Financials (17.8%)
ACE, Ltd.	Bermuda	234,580	13,385
Australia & New Zealand Banking Group, Ltd.	Australia	89,588	2,153
AXA	France	512,174	21,716
Banco Santander Central Hispano SA	Spain	906,009	16,170
Cheung Kong Holdings, Ltd.	Hong Kong	1,035,000	13,101
DBS Group Holdings, Ltd.	Singapore	1,192,000	16,814
HSBC Holdings PLC	United Kingdom	903,737	15,707
ING Groep NV	Netherlands	436,000	18,434
Kookmin Bank	South Korea	226,500	20,320
Lloyds TSB Group PLC	United Kingdom	1,165,150	12,840
National Australia Bank, Ltd.	Australia	514,532	16,819
Nomura Holdings, Inc.	Japan	332,400	6,925
Nordea Bank AB - FDR	Sweden	1,651,590	26,364
Royal Bank of Scotland Group PLC	United Kingdom	605,560	23,641
Sompo Japan Insurance, Inc.	Japan	1,103,000	13,750
Standard Chartered PLC	United Kingdom	370,360	10,670
Swire Pacific, Ltd. - Class A	Hong Kong	1,276,500	14,319
Swiss Re	Switzerland	180,212	16,462
Unicredito Italiano SPA	Italy	860,800	8,193
XL Capital, Ltd. - Class A	Bermuda	94,850	6,636

Total			294,419

Health Care (6.0%)
Agfa-Gevaert NV	Belgium	291,272	6,572
Celesio AG	Germany	261,230	16,415
* CK Life Sciences International Holdings, Inc.	Hong Kong	44,991	4
GlaxoSmithKline PLC	United Kingdom	621,430	17,084
Olympus Corp.	Japan	236,500	8,088
Ono Pharmaceutical Co., Ltd.	Japan	94,800	5,310
Sanofi-Aventis	France	164,625	14,316
Shire PLC	United Kingdom	878,760	18,140
Symbion Health, Ltd.	Australia	10	0
Takeda Pharmaceutical Co., Ltd.	Japan	208,500	13,677

Total			99,606

Industrials (15.1%)
Atlas Copco AB - Class A	Sweden	665,280	22,104
BAE Systems PLC	United Kingdom	3,411,020	30,877
* British Airways PLC	United Kingdom	1,228,800	11,752
Deutsche Post AG	Germany	602,100	18,226
East Japan Railway Co.	Japan	876	6,824
Empresa Brasileira de Aeronautica SA, ADR	Brazil	259,710	11,910
Hutchison Whampoa, Ltd.	Hong Kong	1,826,000	17,551
Qantas Airways, Ltd.	Australia	2,552,550	10,843
Rentokil Initial PLC	United Kingdom	2,672,940	8,574
Rolls-Royce Group PLC	United Kingdom	1,916,990	18,645
Rolls-Royce Group PLC - Class B	United Kingdom	113,485,808	0
Securitas AB - Class B	Sweden	652,300	9,949
* Securitas Systems AB - Class B	Sweden	652,300	2,270
Siemens AG, ADR	Germany	199,230	21,357
Smiths Group PLC	United Kingdom	480,490	9,720
* Vestas Wind Systems A/S	Denmark	600,180	33,625
Volvo AB - Class B	Sweden	199,840	16,828

Total			251,055

Information Technology (7.2%)
* Check Point Software Technologies, Ltd.	Israel	387,430	8,632
Compal Electronics, Inc.	Taiwan	5,975,495	5,056
Hitachi, Ltd.	Japan	1,198,000	9,292
* Infineon Technologies AG	Germany	1,122,690	17,472
Lite-On Technology Corp.	Taiwan	4,895,950	6,325
Mabuchi Motor Co., Ltd.	Japan	147,600	9,131
Nintendo Co., Ltd.	Japan	64,600	18,776
Samsung Electronics Co., Ltd.	South Korea	46,140	27,611
Toshiba Corp.	Japan	2,350,000	15,695

Total			117,990

Materials (8.3%)
Akzo Nobel NV	Netherlands	234,050	17,774
Alcan, Inc.	Canada	255,260	13,306
Alumina, Ltd.	Australia	1,908,930	11,290
BASF AG	Germany	166,900	18,791
BHP Billiton, Ltd.	Australia	565,160	13,668
Companhia Vale do Rio Doce, ADR	Brazil	440,500	13,779
* Domtar Corp.	Canada	1,006,610	9,164
Norske Skogindustrier ASA	Norway	978,371	16,740
Stora Enso OYJ - Class R	Finland	658,140	11,429
UPM-Kymmene OYJ	Finland	394,760	10,056

Total			135,997

Telecommunication Services (11.0%)
BCE, Inc.	Canada	394,282	11,151
China Telecom Corp., Ltd.	China	17,338,000	8,499
Chunghwa Telecom Co., Ltd., ADR	Taiwan	301,430	6,004
France Telecom SA	France	756,770	19,986
KT Corp., ADR	South Korea	385,100	8,622
Nippon Telegraph & Telephone Corp.	Japan	1,930	10,204
Portugal Telecom SGPS SA	Portugal	632,670	8,477
SK Telecom Co., Ltd., ADR	South Korea	322,890	7,562
Tele Norte Leste Participacoes SA, ADR	Brazil	1,006,600	13,931
Telefonica SA, ADR	Spain	395,838	26,283
Telefonos de Mexico SA de CV, ADR	Mexico	514,688	17,191
Telenor ASA	Norway	1,208,610	21,475
Vodafone Group PLC	United Kingdom	8,017,483	21,378

Total			180,763

Utilities (6.7%)
E.ON AG	Germany	146,700	19,946
Electricite de France	France	258,050	21,635
Endesa SA	Spain	139,610	7,549
Hongkong Electric Holdings, Ltd.	Hong Kong	1,549,500	7,952
Iberdrola SA	Spain	170,560	8,063
* Korea Electric Power Corp.	South Korea	365,650	14,594
National Grid PLC	United Kingdom	666,512	10,460
Suez SA	France	383,320	20,216

Total			110,415

Total Foreign Common Stocks (Cost: $937,728)			1,567,023

Money Market Investments (4.6%)
Autos (0.6%)
Fcar Owner Trust 1, 5.28%, 4/12/07	United States	10,000,000	9,982

Total			9,982

Finance Lessors (1.2%)
Ranger Funding Co. LLC, 5.26%, 4/20/07	United States	10,000,000	9,971
Thunder Bay Funding, Inc., 5.26%, 4/5/07	United States	10,000,000	9,992

Total			19,963

Finance Services (1.3%)
Alpine Securitization Corp., 5.32%, 4/3/07	United States	10,000,000	9,997
Bryant Park Funding LLC, 5.31%, 4/12/07	United States	10,000,000	9,982

Total			19,979

Miscellaneous Business Credit Institutions (0.6%)
Park Avenue Receivables, 5.28%, 4/16/07	United States	10,000,000	9,977

Total			9,977

Personal Credit Institutions (0.3%)
Rabobank USA, 5.37%, 4/2/07	United States	5,200,000	5,198

Total			5,198

Short Term Business Credit (0.6%)
Sheffield Receivables, 5.27%, 4/26/07	United States	10,000,000	9,962

Total			9,962

Total Money Market Investments (Cost: $75,061)			75,061

Total Investments (99.6%) (Cost $1,012,789)(a)			1,642,084

Other Assets, Less Liabilities (0.4%)			6,095

Net Assets (100.0%)			1,648,179

*	Non-Income Producing

ADR after the name of a security represents - American Depositary Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes was $1,012,789 and the net unrealized appreciation of investments based on that cost was $629,295 which is comprised of $637,425 aggregate gross unrealized appreciation and $8,130 aggregate gross unrealized depreciation.

Investment Percentage by Country is based on Net Assets:

United Kingdom	21.0%
France	10.8%
Japan	8.5%
Germany	7.7%
Netherlands	5.2%
Other	46.8%

Total	100.0%

Northwestern Mutual Series Fund, Inc.

AllianceBernstein Mid Cap Value Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/ $ Par	Value $ (000’s)
Common Stocks (97.1%)
Consumer Discretionary (9.5%)
ArvinMeritor, Inc.	115,000	2,099
Autoliv, Inc.	12,500	714
* AutoNation, Inc.	33,703	716
* Charming Shoppes, Inc.	40,800	528
Furniture Brands International, Inc.	60,100	948
* Jack in the Box, Inc.	26,000	1,797
Liz Claiborne, Inc.	27,400	1,174
* Office Depot, Inc.	21,400	752
* Papa John’s International, Inc.	46,300	1,361
* TRW Automotive Holdings Corp.	66,300	2,310
* Vail Resorts, Inc.	14,000	761
VF Corp.	13,900	1,148

Total		14,308

Consumer Staples (9.1%)
Corn Products International, Inc.	52,500	1,868
Longs Drug Stores Corp.	26,400	1,363
Molson Coors Brewing Co. - Class B	25,300	2,394
* Performance Food Group Co.	69,700	2,152
Ruddick Corp.	51,300	1,543
SUPERVALU, INC.	39,900	1,559
Universal Corp.	46,000	2,822

Total		13,701

Energy (1.8%)
* Hanover Compressor Co.	76,800	1,709
Rowan Companies, Inc.	16,700	542
* Todco	12,200	492

Total		2,743

Financials (23.4%)
A.G. Edwards, Inc.	22,500	1,557
* Arch Capital Group, Ltd.	37,800	2,577
Aspen Insurance Holdings, Ltd.	65,300	1,712
Astoria Financial Corp.	54,250	1,443
Central Pacific Financial Corp.	42,400	1,551
Digital Realty Trust, Inc.	39,000	1,556
FelCor Lodging Trust, Inc.	69,800	1,813
Fidelity National Financial, Inc.	70,500	1,693
Highland Hospitality Corp.	44,000	783
Mid-America Apartment Communities, Inc.	18,700	1,052
Old Republic International Corp.	101,500	2,245
Platinum Underwriters Holdings, Ltd.	71,500	2,294
Provident Financial Services, Inc.	85,000	1,483
Radian Group, Inc.	27,800	1,526
RenaissanceRe Holdings, Ltd.	10,100	506
The South Financial Group, Inc.	58,500	1,446
Sovereign Bancorp, Inc.	13,800	351
StanCorp Financial Group, Inc.	38,000	1,868
Strategic Hotels & Resorts, Inc.	26,500	606
Susquehanna Bancshares, Inc.	76,700	1,779
Trustmark Corp.	43,900	1,231
UnionBanCal Corp.	17,000	1,078
Webster Financial Corp.	36,700	1,762
Whitney Holding Corp.	39,850	1,219

Total		35,131

Health Care (3.7%)
* Endo Pharmaceuticals Holdings, Inc.	18,561	546
* Genesis HealthCare Corp.	23,000	1,452
* King Pharmaceuticals, Inc.	32,600	641
* Molina Healthcare, Inc.	10,100	309
PerkinElmer, Inc.	80,600	1,952
Universal Health Services, Inc. - Class B	12,300	704

Total		5,604

Industrials (20.6%)
Acuity Brands, Inc.	26,600	1,448
* Alaska Air Group, Inc.	38,100	1,452
Arkansas Best Corp.	31,000	1,102
* Avis Budget Group, Inc.	54,000	1,475
Briggs & Stratton Corp.	56,200	1,734
* Continental Airlines, Inc. - Class B	34,600	1,259
Con-way, Inc.	39,200	1,954
Cooper Industries, Ltd. - Class A	24,000	1,080
GATX Corp.	44,900	2,146
Goodrich Corp.	24,900	1,282
Kennametal, Inc.	33,100	2,238
Laidlaw International, Inc.	43,700	1,512
Mueller Industries, Inc.	36,900	1,111
Quebecor World, Inc.	64,000	814
Regal-Beloit Corp.	41,000	1,902
Ryder System, Inc.	35,800	1,766
SPX Corp.	35,500	2,491
* Terex Corp.	24,500	1,758
* United Stationers, Inc.	16,500	989
Werner Enterprises, Inc.	85,000	1,544

Total		31,057

Information Technology (10.8%)
* Andrew Corp.	105,000	1,112
* Arrow Electronics, Inc.	39,400	1,487
AVX Corp.	20,100	306
* Celestica, Inc.	113,100	693
* Checkpoint Systems, Inc.	36,900	873
* CommScope, Inc.	48,900	2,098
* CSG Systems International, Inc.	41,500	1,038
IKON Office Solutions, Inc.	149,500	2,149
* Sanmina-SCI Corp.	124,900	452
Siliconware Precision Industries Co., ADR	80,000	785
* Spansion, Inc. - Class A	64,000	780
* Tech Data Corp.	13,500	483
* Teradyne, Inc.	50,000	827
* Vishay Intertechnology, Inc.	126,000	1,761
* Zoran Corp.	81,600	1,389

Total		16,233

Materials (11.7%)
Ashland, Inc.	29,600	1,942
Celanese Corp.	64,900	2,002
Chaparral Steel Co.	16,600	966
Commercial Metals Co.	28,300	887
Cytec Industries, Inc.	32,900	1,850
The Lubrizol Corp.	41,500	2,138
Metal Management, Inc.	12,000	554
* Owens-Illinois, Inc.	69,100	1,781
* Rockwood Holdings, Inc.	65,500	1,813
Silgan Holdings, Inc.	35,600	1,820
Steel Dynamics, Inc.	45,000	1,944

Total		17,697

Utilities (6.5%)
* Allegheny Energy, Inc.	29,600	1,455
Northeast Utilities	71,200	2,333
Puget Energy, Inc.	68,700	1,764
* Reliant Energy, Inc.	124,000	2,519
Wisconsin Energy Corp.	34,000	1,650

Total		9,721

Total Common Stocks (Cost: $124,110)		146,195

Money Market Investments (2.8%)
Government (2.8%)
Federal Home Loan Bank, 5.16%, 4/13/07	3,300,000	3,294
Federal Home Loan Bank, 5.161%, 4/13/07	1,000,000	998

Total Money Market Investments (Cost: $4,292)		4,292

Total Investments (99.9%) (Cost $128,402)(a)		150,487

Other Assets, Less Liabilities (0.1%)		194

Net Assets (100.0%)		150,681

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $128,402 and the net unrealized appreciation of investments based on that cost was $22,085 which is comprised of $25,035 aggregate gross unrealized appreciation and $2,950 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 400 Stock Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (92.1%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (13.7%)
* 99 Cents Only Stores	20,933	308
Advance Auto Parts, Inc.	47,400	1,827
* Aeropostale, Inc.	23,600	949
American Eagle Outfitters, Inc.	89,950	2,697
American Greetings Corp. - Class A	25,500	592
* AnnTaylor Stores Corp.	32,150	1,247
Applebee’s International, Inc.	33,300	825
ArvinMeritor, Inc.	31,950	583
Bandag, Inc.	5,100	259
Barnes & Noble, Inc.	22,900	903
Beazer Homes USA, Inc.	17,500	508
Belo Corp. - Class A	39,400	736
Blyth, Inc.	11,300	239
Bob Evans Farms, Inc.	16,000	591
Borders Group, Inc.	26,600	543
BorgWarner, Inc.	26,000	1,961
Boyd Gaming Corp.	19,100	910
Brinker International, Inc.	54,775	1,791
Callaway Golf Co.	27,900	440
* Career Education Corp.	42,500	1,296
* CarMax, Inc.	96,200	2,361
Catalina Marketing Corp.	16,300	515
CBRL Group, Inc.	11,326	524
* Charming Shoppes, Inc.	55,300	716
* The Cheesecake Factory, Inc.	35,050	934
* Chico’s FAS, Inc.	78,800	1,925
Claire’s Stores, Inc.	41,700	1,339
* Coldwater Creek, Inc.	27,100	550
* Corinthian Colleges, Inc.	38,700	532
DeVry, Inc.	26,700	784
* Dick’s Sporting Goods, Inc.	16,900	985
* Dollar Tree Stores, Inc.	46,000	1,759
Entercom Communications Corp.	12,600	355
Foot Locker, Inc.	69,700	1,641
Furniture Brands International, Inc.	21,700	342
* GameStop Corp. - Class A	68,000	2,215
Gentex Corp.	64,000	1,040
* Hanesbrands, Inc.	43,200	1,270
Harte-Hanks, Inc.	21,150	584
* Hovnanian Enterprises, Inc. - Class A	16,400	413
International Speedway Corp. - Class A	16,000	827
* ITT Educational Services, Inc.	14,400	1,173
John Wiley & Sons, Inc. - Class A	19,800	748
* Laureate Education, Inc.	23,019	1,357
* Lear Corp.	34,200	1,249
Lee Enterprises, Inc.	20,600	619
M.D.C. Holdings, Inc.	15,600	750
Media General, Inc. - Class A	10,800	412
Modine Manufacturing Co.	14,700	337
* Mohawk Industries, Inc.	24,100	1,977
* Netflix, Inc.	27,100	628
* O’Reilly Automotive, Inc.	50,800	1,681
OSI Restaurant Partners, Inc.	33,700	1,331
* Pacific Sunwear of California, Inc.	31,100	648
* Payless ShoeSource, Inc.	29,542	981
PetSmart, Inc.	60,800	2,004
Phillips-Van Heusen Corp.	25,400	1,494
Regis Corp.	20,100	811
* Rent-A-Center, Inc.	31,500	881
Ross Stores, Inc.	62,600	2,153
Ruby Tuesday, Inc.	26,500	758
The Ryland Group, Inc.	19,100	806
* Saks, Inc.	62,200	1,296
* Scholastic Corp.	11,600	361
* Scientific Games Corp.	30,100	988
Sotheby’s	25,600	1,139
Strayer Education, Inc.	6,400	800
Thor Industries, Inc.	15,700	618
* The Timberland Co. - Class A	22,500	586
* Toll Brothers, Inc.	56,800	1,555
Tupperware Brands Corp.	27,300	681
* Urban Outfitters, Inc.	50,200	1,331
* Valassis Communications, Inc.	21,500	370
The Washington Post Co. - Class B	2,500	1,909
Westwood One, Inc.	31,300	215
Williams-Sonoma, Inc.	50,300	1,784

Total		77,247

Consumer Staples (2.3%)
Alberto-Culver Co.	36,500	835
* BJ’s Wholesale Club, Inc.	28,800	974
Church & Dwight Co., Inc.	29,350	1,478
* Energizer Holdings, Inc.	25,200	2,150
* Hansen Natural Corp.	27,300	1,034
Hormel Foods Corp.	32,800	1,220
The J.M. Smucker Co.	25,396	1,354
Lancaster Colony Corp.	10,500	464
PepsiAmericas, Inc.	27,100	605
Ruddick Corp.	16,100	484
* Smithfield Foods, Inc.	44,700	1,339
Tootsie Roll Industries, Inc.	12,183	365
Universal Corp.	11,600	712

Total		13,014

Energy (7.5%)
Arch Coal, Inc.	63,800	1,958
* Cameron International Corp.	50,400	3,165
Cimarex Energy Co.	37,300	1,381
* Denbury Resources, Inc.	54,000	1,609
* Encore Acquisition Co.	23,800	576
* FMC Technologies, Inc.	30,269	2,112
* Forest Oil Corp.	24,600	821
Frontier Oil Corp.	48,900	1,596
* Grant Prideco, Inc.	57,300	2,856
* Hanover Compressor Co.	46,900	1,044
Helmerich & Payne, Inc.	46,300	1,405
* Newfield Exploration Co.	58,300	2,432
Noble Energy, Inc.	76,400	4,556
Overseas Shipholding Group, Inc.	13,200	826
Patterson-UTI Energy, Inc.	70,100	1,573
Pioneer Natural Resources Co.	55,300	2,384
* Plains Exploration & Production Co.	32,400	1,463
Pogo Producing Co.	26,200	1,260
* Pride International, Inc.	74,100	2,230
* Quicksilver Resources, Inc.	24,800	986
* Southwestern Energy Co.	75,700	3,102
* Superior Energy Services, Inc.	36,100	1,244
Tidewater, Inc.	25,800	1,511

Total		42,090

Financials (15.8%)
A.G. Edwards, Inc.	33,700	2,331
AMB Property Corp.	44,300	2,604
American Financial Group, Inc.	31,350	1,067
* AmeriCredit Corp.	52,600	1,202
Arthur J. Gallagher & Co.	44,100	1,249
Associated Banc-Corp.	58,463	1,964
Astoria Financial Corp.	37,800	1,005
Bank of Hawaii Corp.	22,300	1,183
* Broadridge Financial Solutions, LLC	60,100	1,184
Brown & Brown, Inc.	51,600	1,394
Cathay General Bancorp	23,200	788
City National Corp.	17,900	1,317
The Colonial BancGroup, Inc.	68,500	1,695
Cullen/Frost Bankers, Inc.	26,800	1,402
Eaton Vance Corp.	56,600	2,017
Everest Re Group, Ltd.	28,700	2,760
Fidelity National Financial, Inc.	99,291	2,384
First American Corp.	43,200	2,191
First Niagara Financial Group, Inc.	49,000	682
FirstMerit Corp.	35,900	758
Greater Bay Bancorp	22,900	616
The Hanover Insurance Group, Inc.	23,000	1,061
HCC Insurance Holdings, Inc.	50,150	1,545
Highwoods Properties, Inc.	25,200	995
Horace Mann Educators Corp.	19,300	397
Hospitality Properties Trust	42,000	1,966
IndyMac Bancorp, Inc.	32,400	1,038
Investors Financial Services Corp.	29,600	1,721
Jefferies Group, Inc.	47,100	1,364
Leucadia National Corp.	72,700	2,139
Liberty Property Trust	41,000	1,998
Longview Fibre Co.	29,475	726
The Macerich Co.	32,200	2,974
Mack-Cali Realty Corp.	30,400	1,448
Mercury General Corp.	15,900	843
New Plan Excel Realty Trust	46,400	1,533
New York Community Bancorp, Inc.	116,621	2,051
Nuveen Investments, Inc. - Class A	35,600	1,684
Ohio Casualty Corp.	26,800	803
Old Republic International Corp.	103,575	2,291
The PMI Group, Inc.	38,900	1,759
Potlatch Corp.	17,447	799
Protective Life Corp.	31,400	1,383
Radian Group, Inc.	35,800	1,965
Raymond James Financial, Inc.	41,425	1,233
Rayonier, Inc.	34,566	1,486
Regency Centers Corp.	31,000	2,585
SEI Investments Co.	28,400	1,711
StanCorp Financial Group, Inc.	24,000	1,180
* SVB Financial Group	15,500	753
TCF Financial Corp.	50,300	1,326
UDR, Inc.	60,700	1,859
Unitrin, Inc.	18,000	847
W.R. Berkley Corp.	76,050	2,519
Waddell & Reed Financial, Inc. - Class A	37,600	877
Washington Federal, Inc.	39,165	919
Webster Financial Corp.	25,300	1,215
Weingarten Realty Investors	33,900	1,612
Westamerica Bancorporation	13,600	655
Wilmington Trust Corp.	30,700	1,295

Total		88,348

Health Care (10.2%)
* Advanced Medical Optics, Inc.	26,712	994
* Affymetrix, Inc.	30,600	920
* Apria Healthcare Group, Inc.	19,400	626
Beckman Coulter, Inc.	27,600	1,763
* Cephalon, Inc.	29,400	2,094
* Cerner Corp.	29,300	1,595
* Charles River Laboratories International, Inc.	30,000	1,388
* Community Health Systems, Inc.	42,200	1,488
* Covance, Inc.	28,700	1,703
* Cytyc Corp.	51,400	1,758
DENTSPLY International, Inc.	68,200	2,234
* Edwards Lifesciences Corp.	25,900	1,313
* Gen-Probe, Inc.	23,400	1,102
Health Management Associates, Inc. - Class A	107,100	1,164
* Health Net, Inc.	50,100	2,695
* Henry Schein, Inc.	39,400	2,174
Hillenbrand Industries, Inc.	27,600	1,639
* Intuitive Surgical, Inc.	16,600	2,018
* Invitrogen Corp.	21,100	1,343
* LifePoint Hospitals, Inc.	25,700	982
* Lincare Holdings, Inc.	39,200	1,437
* Martek Biosciences Corp.	14,500	299
Medicis Pharmaceutical Corp.	24,900	767
* Millennium Pharmaceuticals, Inc.	142,400	1,618
Omnicare, Inc.	54,400	2,163
* Par Pharmaceutical Companies, Inc.	16,100	404
* PDL BioPharma, Inc.	51,700	1,122
Perrigo Co.	34,000	600
Pharmaceutical Product Development, Inc.	46,500	1,567
* Psychiatric Solutions, Inc.	24,100	971
* ResMed, Inc.	34,400	1,733
* Sepracor, Inc.	49,400	2,304
STERIS Corp.	29,100	773
* Techne Corp.	17,700	1,011
* Triad Hospitals, Inc.	39,639	2,071
Universal Health Services, Inc. - Class B	24,100	1,380
Valeant Pharmaceuticals International	42,300	731
* Varian, Inc.	13,700	798
* VCA Antech, Inc.	37,500	1,362
* Ventana Medical Systems, Inc.	14,800	620
* Vertex Pharmaceuticals, Inc.	56,800	1,593
* WellCare Health Plans, Inc.	14,900	1,270

Total		57,587

Industrials (14.4%)
Adesa, Inc.	40,700	1,125
* AGCO Corp.	40,900	1,512
* AirTran Holdings, Inc.	40,900	420
* Alaska Air Group, Inc.	18,100	690
Alexander & Baldwin, Inc.	19,200	968
* Alliant Techsystems, Inc.	14,800	1,301
AMETEK, Inc.	47,550	1,642
* Avis Budget Group, Inc.	45,370	1,240
The Brink’s Co.	21,700	1,377
Carlisle Companies, Inc.	27,300	1,172
* ChoicePoint, Inc.	34,300	1,284
Con-way, Inc.	20,900	1,042
* Copart, Inc.	31,900	894
The Corporate Executive Board Co.	17,100	1,299
Crane Co.	22,800	922
Deluxe Corp.	23,100	775
Donaldson Co., Inc.	30,900	1,115
DRS Technologies, Inc.	18,200	949
The Dun & Bradstreet Corp.	26,900	2,453
Expeditors International of Washington, Inc.	95,900	3,962
Fastenal Co.	56,200	1,970
Federal Signal Corp.	21,400	332
* Flowserve Corp.	25,400	1,453
GATX Corp.	23,800	1,138
Graco, Inc.	29,900	1,171
Granite Construction, Inc.	15,200	840
Harsco Corp.	37,600	1,687
Herman Miller, Inc.	28,900	968
HNI Corp.	21,500	987
Hubbell, Inc. - Class B	26,900	1,298
J.B. Hunt Transport Services, Inc.	46,100	1,210
* Jacobs Engineering Group, Inc.	53,000	2,472
* JetBlue Airways Corp.	79,825	919
Joy Global, Inc.	49,050	2,104
Kelly Services, Inc. - Class A	9,600	309
Kennametal, Inc.	17,300	1,170
* Korn/Ferry International	19,100	438
Lincoln Electric Holdings, Inc.	19,200	1,144
Manpower, Inc.	38,200	2,818
Mine Safety Appliances Co.	13,400	564
MSC Industrial Direct Co., Inc. - Class A	24,000	1,120
* Navigant Consulting, Inc.	24,300	480
Nordson Corp.	15,100	702
Oshkosh Truck Corp.	33,100	1,754
Pentair, Inc.	44,800	1,396
Precision Castparts Corp.	61,400	6,388
* Quanta Services, Inc.	53,000	1,337
Republic Services, Inc.	75,500	2,100
Rollins, Inc.	13,425	309
Roper Industries, Inc.	39,400	2,162
* Sequa Corp. - Class A	3,100	371
SPX Corp.	26,800	1,881
* Stericycle, Inc.	19,900	1,622
* Swift Transportation Co., Inc.	24,200	754
Teleflex, Inc.	17,500	1,191
* Thomas & Betts Corp.	23,000	1,123
The Timken Co.	42,200	1,279
Trinity Industries, Inc.	35,850	1,503
* United Rentals, Inc.	29,900	822
Werner Enterprises, Inc.	22,250	404
* YRC Worldwide, Inc.	25,600	1,030

Total		80,862

Information Technology (14.3%)
* 3Com Corp.	178,000	696
* Activision, Inc.	111,866	2,119
Acxiom Corp.	30,902	661
ADTRAN, Inc.	27,600	672
* Advent Software, Inc.	8,900	310
* Alliance Data Systems Corp.	29,600	1,824
Amphenol Corp. - Class A	39,900	2,576
* Andrew Corp.	70,200	743
* Arrow Electronics, Inc.	55,100	2,080
* Atmel Corp.	192,000	966
* Avnet, Inc.	57,600	2,082
* Avocent Corp.	22,800	615
* The BISYS Group, Inc.	54,200	621
* Cadence Design Systems, Inc.	125,400	2,641
CDW Corp.	27,200	1,671
* Ceridian Corp.	63,300	2,205
* CheckFree Corp.	39,200	1,454
* CommScope, Inc.	26,800	1,150
* Cree, Inc.	34,300	565
* CSG Systems International, Inc.	20,300	508
* Cypress Semiconductor Corp.	82,900	1,538
Diebold, Inc.	29,400	1,403
* DST Systems, Inc.	24,800	1,865
* Dycom Industries, Inc.	18,200	474
* F5 Networks, Inc.	18,500	1,234
Fair Isaac Corp.	25,600	990
* Fairchild Semiconductor International, Inc.	55,400	926
* Gartner, Inc.	23,300	558
Global Payments, Inc.	30,700	1,046
Harris Corp.	60,100	3,062
Imation Corp.	15,700	634
* Ingram Micro, Inc. - Class A	63,900	1,234
* Integrated Device Technology, Inc.	88,030	1,357
* International Rectifier Corp.	32,500	1,242
Intersil Corp. - Class A	60,800	1,611
Jack Henry & Associates, Inc.	34,600	832
* KEMET Corp.	37,500	287
* Lam Research Corp.	63,500	3,006
* Lattice Semiconductor Corp.	51,400	301
* Macrovision Corp.	23,400	586
* McAfee, Inc.	71,500	2,079
* MEMC Electronic Materials, Inc.	75,400	4,567
* Mentor Graphics Corp.	38,100	623
* Micrel, Inc.	25,400	280
Microchip Technology, Inc.	96,812	3,439
MoneyGram International, Inc.	37,600	1,044
* MPS Group, Inc.	45,900	649
National Instruments Corp.	25,550	670
* Newport Corp.	18,400	301
* Palm, Inc.	45,700	829
* Parametric Technology Corp.	51,100	975
Plantronics, Inc.	21,500	508
* Polycom, Inc.	40,700	1,357
* Powerwave Technologies, Inc.	58,300	332
* RF Micro Devices, Inc.	86,500	539
* Semtech Corp.	32,600	439
* Silicon Laboratories, Inc.	24,600	736
* SRA International, Inc. - Class A	18,500	451
* Sybase, Inc.	41,200	1,042
* Synopsys, Inc.	65,000	1,705
* Tech Data Corp.	24,400	874
* Transaction Systems Architects, Inc.	16,800	544
* TriQuint Semiconductor, Inc.	61,511	308
* UTStarcom, Inc.	47,700	395
* ValueClick, Inc.	44,600	1,165
* Vishay Intertechnology, Inc.	82,687	1,156
* Western Digital Corp.	98,600	1,657
* Wind River Systems, Inc.	33,800	336
* Zebra Technologies Corp. - Class A	30,900	1,193

Total		80,538

Materials (5.7%)
Airgas, Inc.	35,200	1,484
Albemarle Corp.	35,400	1,463
Bowater, Inc.	25,200	600
Cabot Corp.	28,800	1,375
Chemtura Corp.	108,063	1,181
Commercial Metals Co.	53,000	1,662
Cytec Industries, Inc.	18,900	1,063
Ferro Corp.	19,300	417
Florida Rock Industries, Inc.	22,100	1,487
FMC Corp.	17,200	1,297
Glatfelter	20,100	300
Louisiana-Pacific Corp.	46,800	939
The Lubrizol Corp.	31,000	1,597
Lyondell Chemical Co.	96,000	2,878
Martin Marietta Materials, Inc.	20,200	2,732
Minerals Technologies, Inc.	8,500	528
Olin Corp.	32,900	557
Packaging Corp. of America	36,700	895
Reliance Steel & Aluminum Co.	28,900	1,399
RPM International, Inc.	53,600	1,238
The Scotts Miracle-Gro Co. - Class A	19,600	863
Sensient Technologies Corp.	21,000	541
Sonoco Products Co.	44,600	1,676
Steel Dynamics, Inc.	39,100	1,689
The Valspar Corp.	45,800	1,275
Worthington Industries, Inc.	31,300	644

Total		31,780

Telecommunication Services (0.7%)
* Cincinnati Bell, Inc.	110,900	521
* NeuStar, Inc. - Class A	29,000	825
Telephone and Data Systems, Inc.	46,600	2,778

Total		4,124

Utilities (7.5%)
AGL Resources, Inc.	34,800	1,487
Alliant Energy Corp.	52,100	2,335
Aqua America, Inc.	59,333	1,332
* Aquila, Inc.	167,900	702
Black Hills Corp.	15,000	552
DPL, Inc.	50,700	1,576
Duquesne Light Holdings, Inc.	39,300	778
Energy East Corp.	70,300	1,713
Equitable Resources, Inc.	54,500	2,632
Great Plains Energy, Inc.	38,500	1,249
Hawaiian Electric Industries, Inc.	36,500	949
IDACORP, Inc.	19,600	663
MDU Resources Group, Inc.	81,200	2,334
National Fuel Gas Co.	37,100	1,605
Northeast Utilities	69,100	2,264
NSTAR	47,900	1,682
OGE Energy Corp.	40,900	1,587
ONEOK, Inc.	49,700	2,237
Pepco Holdings, Inc.	86,200	2,502
PNM Resources, Inc.	34,050	1,100
Puget Energy, Inc.	52,300	1,343
SCANA Corp.	52,300	2,258
* Sierra Pacific Resouces	99,181	1,724
Vectren Corp.	34,200	978
Westar Energy, Inc.	39,200	1,079
WGL Holdings, Inc.	22,000	704
(b) Wisconsin Energy Corp.	52,400	2,541
Total		41,906

Total Common Stocks (Cost: $396,144)		517,496

Money Market Investments (7.7%)
Federal Government & Agencies (0.5%)
(b) Federal Home Loan Mortgage Corp., 5.14%, 6/11/07	3,000,000	2,970

Total		2,970

Finance Lessors (1.8%)
(b) Thunder Bay Funding, Inc., 5.28%, 4/16/07	10,000,000	9,976

Total		9,976

Finance Services (1.7%)
(b) Alpine Securitization, 5.32%, 4/3/07	10,000,000	9,997

Total		9,997

Miscellaneous Business Credit Institutions (1.8%)
(b) Park Avenue Receivables, 5.33%, 4/12/07	10,000,000	9,982

Total		9,982

Personal Credit Institutions (0.1%)
(b) Rabobank USA, 5.37%, 4/2/07	500,000	500

Total		500

Short Term Business Credit (1.8%)
(b)Sheffield Receivables, 5.29%, 4/12/07	10,000,000	9,982

Total		9,982

Total Money Market Investments (Cost: $43,405)		43,407

Total Investments (99.8%) (Cost $439,549)(a)		560,903

Other Assets, Less Liabilities (0.2%)		1,072

Net Assets (100.0%)		561,975

*	Non-Income Producing

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $439,549 and the net unrealized appreciation of investments based on that cost was $121,354 which is comprised of $145,678 aggregate gross unrealized appreciation and $24,324 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Midcap 400 Index Futures (Long)	105	6/07	$468
(Total Notional Value at March 31, 2007, $44,462)

Northwestern Mutual Series Fund, Inc.

Janus Capital Appreciation Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (93.0%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (13.9%)
Boyd Gaming Corp.	61,050	2,908
* Comcast Corporation - Class A	66,712	1,699
Harrah’s Entertainment, Inc.	58,020	4,900
J.C. Penney Co., Inc.	74,525	6,124
* Lamar Advertising Co. - Class A	46,535	2,930
* Melco PBL Entertainment, ADR	64,645	1,043
Sony Corp., ADR	14,520	733

Total		20,337

Consumer Staples (1.5%)
Bunge, Ltd.	27,580	2,268

Total		2,268

Energy (12.6%)
Apache Corp.	21,895	1,548
ConocoPhillips	67,485	4,612
EOG Resources, Inc.	24,805	1,770
Hess Corp.	38,165	2,117
Occidental Petroleum Corp.	40,250	1,985
Suncor Energy, Inc.	57,655	4,402
Valero Energy Corp.	31,185	2,011

Total		18,445

Financials (23.5%)
American Express Co.	51,165	2,886
The Bear Stearns Companies, Inc.	9,990	1,502
The Goldman Sachs Group, Inc.	31,510	6,510
KKR Private Equity Investors LP	251,416	6,097
Lazard, Ltd. - Class A	79,330	3,981
Lehman Brothers Holdings, Inc.	8,600	603
Merrill Lynch & Co., Inc.	9,700	792
Moody’s Corp.	70,410	4,370
Wells Fargo & Co.	222,450	7,658

Total		34,399

Health Care (11.5%)
Alcon, Inc.	20,045	2,642
* Amylin Pharmaceuticals, Inc.	21,255	794
* Celgene Corp.	64,145	3,365
* Genentech, Inc.	51,670	4,243
* Gilead Sciences, Inc.	75,005	5,738

Total		16,782

Industrials (0.5%)
Precision Castparts Corp.	7,650	796

Total		796

Information Technology (18.2%)
* Apple, Inc.	136,425	12,676
* Electronic Arts, Inc.	29,695	1,495
* Google, Inc. - Class A	7,020	3,216
QUALCOMM, Inc.	57,970	2,473
* Research in Motion, Ltd.	20,230	2,761
* Sun Microsystems, Inc.	683,490	4,108

Total		26,729

Materials (5.4%)
Monsanto Co.	51,355	2,822
Potash Corp. of Saskatchewan, Inc.	32,000	5,118

Total		7,940

Telecommunication Services (3.8%)
* Level 3 Communications, Inc.	480,810	2,933
* Time Warner Telecom, Inc. - Class A	130,410	2,709

Total		5,642

Utilities (2.1%)
* The AES Corp.	142,830	3,074

Total		3,074

Total Common Stocks (Cost: $111,330)		136,412

Money Market Investments (6.9%)
Federal Government & Agencies (6.2%)
Federal Home Loan Bank, 5.161%, 4/13/07	2,800,000	2,795
Federal Home Loan Bank, 5.15%, 4/20/07	3,500,000	3,490
Federal Home Loan Bank, 5.16%, 4/13/07	2,200,000	2,196
Federal Home Loan Bank, 5.155%, 4/20/07	600,000	598

Total		9,079

Personal Credit Institutions (0.7%)
Rabobank USA, 5.37%, 4/2/07	1,000,000	1,000

Total		1,000

Total Money Market Investments (Cost: $10,079)		10,079

Total Investments (99.9%) (Cost $121,409)(a)		146,491

Other Assets, Less Liabilities (0.1%)		76

Net Assets (100.0%)		146,567

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $121,409 and the net unrealized appreciation of investments based on that cost was $25,082 which is comprised of $26,017 aggregate gross unrealized appreciation and $935 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Growth Stock Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (95.9%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (17.0%)
Abercrombie & Fitch Co. - Class A	80,500	6,092
* Comcast Corp. - Class A	278,550	7,228
Fortune Brands, Inc.	86,900	6,849
Hilton Hotels Corp.	299,800	10,780
International Game Technology	162,200	6,550
J.C. Penney Co., Inc.	86,000	7,066
Johnson Controls, Inc.	99,900	9,453
* Kohl’s Corp.	91,800	7,033
The McGraw-Hill Companies, Inc.	129,200	8,124
News Corp. - Class A	353,600	8,175
NIKE, Inc. - Class B	58,000	6,163
Omnicom Group, Inc.	44,000	4,505
Staples, Inc.	296,850	7,671
* Starbucks Corp.	157,900	4,952
Starwood Hotels & Resorts Worldwide, Inc.	57,900	3,755
Station Casinos, Inc.	52,500	4,545
Target Corp.	126,800	7,514
Time Warner, Inc.	329,200	6,492

Total		122,947

Consumer Staples (8.2%)
Altria Group, Inc.	77,900	6,840
Avon Products, Inc.	202,900	7,560
CVS/Caremark Corp.	337,029	11,506
PepsiCo, Inc.	193,400	12,293
The Procter & Gamble Co.	162,400	10,257
Walgreen Co.	127,100	5,833
Wal-Mart Stores, Inc.	118,300	5,554

Total		59,843

Energy (6.6%)
Baker Hughes, Inc.	102,300	6,765
ConocoPhillips	50,316	3,439
Diamond Offshore Drilling, Inc.	51,900	4,201
EOG Resources, Inc.	92,000	6,563
Exxon Mobil Corp.	124,034	9,359
Schlumberger, Ltd.	106,500	7,359
Valero Energy Corp.	97,900	6,314
XTO Energy, Inc.	67,200	3,683

Total		47,683

Financials (12.2%)
American Express Co.	200,300	11,296
American International Group, Inc.	103,400	6,951
Capital One Financial Corp.	45,300	3,418
Genworth Financial, Inc.	183,600	6,415
The Goldman Sachs Group, Inc.	43,100	8,906
Legg Mason, Inc.	68,000	6,406
Lehman Brothers Holdings, Inc.	95,100	6,664
* NYSE Group, Inc.	49,900	4,678
Prudential Financial, Inc.	77,100	6,959
SLM Corp.	123,200	5,039
UBS AG	113,000	6,716
Wachovia Corp.	131,600	7,245
Wells Fargo & Co.	218,800	7,533

Total		88,226

Health Care (15.0%)
Abbott Laboratories	120,600	6,729
* Amgen, Inc.	181,100	10,120
Baxter International, Inc.	113,800	5,994
* Genentech, Inc.	129,400	10,626
* Genzyme Corp.	81,600	4,898
* Gilead Sciences, Inc.	132,400	10,129
Johnson & Johnson	132,200	7,966
Medtronic, Inc.	188,400	9,243
Novartis AG, ADR	147,600	8,063
* St. Jude Medical, Inc.	135,000	5,077
* Thermo Fisher Scientific, Inc.	189,600	8,864
UnitedHealth Group, Inc.	111,000	5,880
Wyeth	134,100	6,709
* Zimmer Holdings, Inc.	102,600	8,763

Total		109,061

Industrials (10.9%)
The Boeing Co.	75,500	6,713
Danaher Corp.	129,600	9,260
FedEx Corp.	76,000	8,165
General Electric Co.	532,600	18,832
Honeywell International, Inc.	222,200	10,235
Roper Industries, Inc.	140,200	7,694
* Spirit Aerosystems Holdings, Inc.	284,300	9,055
United Technologies Corp.	144,200	9,373

Total		79,327

Information Technology (22.4%)
Accenture, Ltd. - Class A	260,611	10,044
* Amdocs, Ltd.	228,600	8,339
* Apple, Inc.	89,200	8,288
* BEA Systems, Inc.	562,800	6,523
* Broadcom Corp. - Class A	301,950	9,684
* Cisco Systems, Inc.	495,500	12,650
* Clearwire Corp. - Class A	5,200	106
* eBay, Inc.	210,900	6,991
* Electronic Arts, Inc.	130,300	6,562
* Google, Inc. - Class A	37,842	17,339
Hewlett-Packard Co.	261,200	10,485
KLA-Tencor Corp.	139,600	7,443
Maxim Integrated Products, Inc.	211,300	6,212
Microsoft Corp.	378,200	10,540
* Oracle Corp.	397,300	7,203
QUALCOMM, Inc.	270,700	11,548
Telefonaktiebolaget LM Ericsson, ADR	198,700	7,370
Texas Instruments, Inc.	232,600	7,001
* Yahoo!, Inc.	241,810	7,566

Total		161,894

Materials (2.2%)
Monsanto Co.	164,100	9,019
Praxair, Inc.	113,600	7,152

Total		16,171

Telecommunication Services (1.4%)
* NII Holdings, Inc.	141,400	10,489

Total		10,489

Total Common Stocks (Cost: $570,187)		695,641

Money Market Investments (4.1%)
Federal Government & Agencies (0.2%)
(b) Federal Home Loan Mortgage Corp., 5.14%, 6/11/07	1,700,000	1,683

Total		1,683

Personal Credit Institutions (1.8%)
Rabobank USA, 5.37%, 4/2/07	13,400,000	13,396

Total		13,396

Short Term Business Credit (2.1%)
(b) Sheffield Receivables, 5.29%, 4/12/07	15,000,000	14,974

Total		14,974

Total Money Market Investments (Cost: $30,052)		30,053

Total Investments (100.0%) (Cost $600,239)(a)		725,694

Other Assets, Less Liabilities (0.0%)		(91)

Net Assets (100.0%)		725,603

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $600,239 and the net unrealized appreciation of investments based on that cost was $125,455 which is comprised of $136,369 aggregate gross unrealized appreciation and $10,914 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	46	6/07	$136

(Total Notional Value at March 31, 2007, $16,323)

Northwestern Mutual Series Fund, Inc.

Large Cap Core Stock Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (93.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (12.8%)
Abercrombie & Fitch Co. - Class A	58,600	4,435
* Comcast Corp. - Class A	211,500	5,488
Fortune Brands, Inc.	31,400	2,475
Hilton Hotels Corp.	158,900	5,714
International Game Technology	116,600	4,708
J.C. Penney Co., Inc.	63,300	5,201
Johnson Controls, Inc.	71,700	6,784
News Corp. - Class A	317,200	7,335
NIKE, Inc. - Class B	30,400	3,230
Omnicom Group, Inc.	36,300	3,716
Staples, Inc.	199,800	5,163
Starwood Hotels & Resorts Worldwide, Inc.	61,200	3,969
Target Corp.	87,800	5,203
Time Warner, Inc.	237,600	4,685

Total		68,106

Consumer Staples (8.2%)
Altria Group, Inc.	80,600	7,077
Avon Products, Inc.	145,700	5,429
CVS/Caremark Corp.	245,422	8,379
Loews Corp. - Carolina Group	56,200	4,249
PepsiCo, Inc.	110,200	7,004
The Procter & Gamble Co.	117,562	7,425
Walgreen Co.	85,000	3,901

Total		43,464

Energy (8.5%)
Baker Hughes, Inc.	74,400	4,920
ConocoPhillips	54,888	3,752
Diamond Offshore Drilling, Inc.	37,400	3,028
EOG Resources, Inc.	68,100	4,858
Exxon Mobil Corp.	215,300	16,244
Schlumberger, Ltd.	76,700	5,300
Valero Energy Corp.	71,000	4,579
XTO Energy, Inc.	48,300	2,647

Total		45,328

Financials (18.7%)
American Express Co.	88,500	4,991
American International Group, Inc.	105,200	7,072
Bank of America Corp.	175,400	8,948
Capital One Financial Corp.	32,600	2,460
Citigroup, Inc.	96,700	4,965
Genworth Financial, Inc.	138,100	4,825
The Goldman Sachs Group, Inc.	31,500	6,509
Host Hotels & Resorts, Inc.	177,102	4,660
JPMorgan Chase & Co.	153,296	7,416
Legg Mason, Inc.	49,200	4,635
Lehman Brothers Holdings, Inc.	74,200	5,199
Prudential Financial, Inc.	87,100	7,862
SLM Corp.	89,500	3,661
The Travelers Companies, Inc.	107,800	5,581
U.S. Bancorp	115,300	4,032
UBS AG	81,900	4,867
Wachovia Corp.	90,600	4,988
Wells Fargo & Co.	180,600	6,218

Total		98,889

Health Care (10.4%)
Abbott Laboratories	98,700	5,507
* Amgen, Inc.	61,100	3,414
Baxter International, Inc.	81,800	4,308
* Genentech, Inc.	45,500	3,736
* Gilead Sciences, Inc.	42,400	3,244
Johnson & Johnson	74,400	4,483
Medtronic, Inc.	108,600	5,328
Novartis AG, ADR	66,900	3,655
Pfizer, Inc.	283,400	7,160
* St. Jude Medical, Inc.	86,600	3,257
* Thermo Fisher Scientific, Inc.	133,600	6,246
Wyeth	96,600	4,833

Total		55,171

Industrials (11.5%)
The Boeing Co.	55,400	4,926
Canadian National Railway Co.	142,000	6,268
Danaher Corp.	74,000	5,287
FedEx Corp.	44,400	4,770
General Electric Co.	378,700	13,390
Honeywell International, Inc.	160,990	7,415
Roper Industries, Inc.	99,700	5,472
* Spirit Aerosystems Holdings, Inc.	210,900	6,717
United Technologies Corp.	110,000	7,150

Total		61,395

Information Technology (15.3%)
Accenture, Ltd. - Class A	172,100	6,633
* Amdocs, Ltd.	157,900	5,760
* BEA Systems, Inc.	404,700	4,690
* Broadcom Corp. - Class A	217,250	6,967
* Cisco Systems, Inc.	285,700	7,294
* Clearwire Corp. - Class A	3,700	76
* Electronic Arts, Inc.	98,300	4,950
* Google, Inc. - Class A	13,600	6,231
Hewlett-Packard Co.	185,900	7,462
KLA-Tencor Corp.	100,800	5,375
Maxim Integrated Products, Inc.	129,200	3,798
Microsoft Corp.	189,400	5,279
* Oracle Corp.	293,500	5,321
QUALCOMM, Inc.	157,100	6,702
Texas Instruments, Inc.	170,100	5,120

Total		81,658

Materials (3.5%)
International Paper Co.	163,000	5,933
Monsanto Co.	150,600	8,277
Praxair, Inc.	69,800	4,395

Total		18,605

Telecommunication Services (1.2%)
AT&T, Inc.	164,000	6,467

Total		6,467

Utilities (3.0%)
Exelon Corp.	87,900	6,040
PG&E Corp.	132,300	6,386
TXU Corp.	56,300	3,609

Total		16,035

Total Common Stocks (Cost: $387,332)		495,118

Money Market Investments (6.1%)
Federal Government & Agencies (0.2%)
Federal Home Loan Mortgage Corp., 5.14%, 6/11/07	1,000,000	990

Total		990

Finance Lessors (1.9%)
Thunder Bay Funding, Inc., 5.28%, 4/16/07	10,000,000	9,977

Total		9,977

Miscellaneous Business Credit Institutions (1.8%)
(b) Park Avenue Receivables, 5.33%, 4/12/07	10,000,000	9,982

Total		9,982

Personal Credit Institutions (0.3%)
(b) Rabobank USA, 5.37%, 4/2/07	1,700,000	1,699

Total		1,699

Short Term Business Credit (1.9%)
Sheffield Receivables, 5.27%, 4/26/07	10,000,000	9,962

Total		9,962

Total Money Market Investments (Cost: $32,610)		32,610

Total Investments (99.2%) (Cost $419,942)(a)		527,728

Other Assets, Less Liabilities (0.8%)		4,282

Net Assets (100.0%)		532,010

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $419,942 and the net unrealized appreciation of investments based on that cost was $107,786 which is comprised of $113,222 aggregate gross unrealized appreciation and $5,436 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	32	6/07	$94
(Total Notional Value at March 31, 2007, $11,355)

Northwestern Mutual Series Fund, Inc.

Capital Guardian Domestic Equity Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/	Value
Common Stocks (94.7%)	$ Par	$ (000’s)
Consumer Discretionary (5.7%)
Carnival Corp.	57,900	2,713
CBS Corp. - Class B	67,200	2,056
General Motors Corp.	82,400	2,525
* Hanesbrands, Inc.	73,875	2,171
* Jarden Corp.	178,100	6,821
Johnson Controls, Inc.	46,700	4,419
Leggett & Platt, Inc.	111,800	2,535
McDonald’s Corp.	35,300	1,590

Total		24,830

Consumer Staples (10.1%)
Altria Group, Inc.	151,400	13,295
Avon Products, Inc.	74,000	2,757
General Mills, Inc.	48,600	2,829
Kraft Foods, Inc. - Class A	299,600	9,485
Sara Lee Corp.	591,000	10,000
Unilever NV	187,200	5,470

Total		43,836

Energy (6.6%)
Chevron Corp.	47,046	3,480
Exxon Mobil Corp.	50,000	3,773
Royal Dutch Shell PLC, ADR A	86,700	5,748
Royal Dutch Shell PLC, ADR B	62,728	4,178
* Transocean, Inc.	57,100	4,665
* Weatherford International, Ltd.	146,700	6,616

Total		28,460

Financials (34.5%)
Ambac Financial Group, Inc.	22,300	1,927
American International Group, Inc.	87,700	5,895
* AmeriCredit Corp.	82,100	1,877
* Berkshire Hathaway, Inc.	34	3,706
Capital One Financial Corp.	66,900	5,048
The Chubb Corp.	47,800	2,470
Compass Bancshares, Inc.	43,700	3,007
Douglas Emmett, Inc.	126,600	3,232
Fifth Third Bancorp	139,200	5,386
General Growth Properties, Inc.	132,420	8,550
The Goldman Sachs Group, Inc.	9,900	2,046
The Hartford Financial Services Group, Inc.	27,000	2,581
Host Hotels & Resorts, Inc.	119,200	3,136
Hudson City Bancorp, Inc.	502,300	6,871
IndyMac Bancorp, Inc.	120,900	3,875
JPMorgan Chase & Co.	273,588	13,236
Marsh & McLennan Companies, Inc.	323,000	9,461
MBIA, Inc.	29,800	1,952
Merrill Lynch & Co., Inc.	53,900	4,402
The Progressive Corp.	256,700	5,601
RenaissanceRe Holdings, Ltd.	62,600	3,139
SLM Corp.	271,900	11,121
The Travelers Companies, Inc.	32,523	1,684
Wachovia Corp.	204,109	11,236
Washington Mutual, Inc.	340,300	13,740
Wells Fargo & Co.	267,300	9,203
XL Capital, Ltd. - Class A	64,600	4,519

Total		148,901

Health Care (9.5%)
AstraZeneca PLC, ADR	79,300	4,254
Eli Lilly & Co.	9,800	526
Merck & Co., Inc.	182,100	8,043
Pfizer, Inc.	426,200	10,767
Sanofi-Aventis, ADR	217,900	9,481
* Triad Hospitals, Inc.	19,300	1,008
* WellPoint, Inc.	87,200	7,072

Total		41,151

Industrials (7.8%)
3M Co.	27,300	2,087
Emerson Electric Co.	46,600	2,008
General Electric Co.	432,800	15,303
Illinois Tool Works, Inc.	94,900	4,897
Parker Hannifin Corp.	31,500	2,719
Siemens AG, ADR	21,900	2,348
Tyco International, Ltd.	75,100	2,369
Union Pacific Corp.	20,000	2,031

Total		33,762

Information Technology (7.5%)
* Affiliated Computer Services, Inc. - Class A	55,200	3,250
* Fairchild Semiconductor International, Inc.	240,400	4,019
* Flextronics International, Ltd.	537,200	5,877
Hewlett-Packard Co.	89,000	3,572
Intel Corp.	590,700	11,301
Jabil Circuit, Inc.	211,200	4,522

Total		32,541

Materials (4.9%)
Air Products & Chemicals, Inc.	36,700	2,712
Alcoa, Inc.	114,300	3,875
The Dow Chemical Co.	111,800	5,126
E. I. du Pont de Nemours & Co.	26,700	1,320
International Paper Co.	110,900	4,037
Lyondell Chemical Co.	102,800	3,081
Methanex Corp.	50,900	1,137

Total		21,288

Telecommunication Services (4.0%)
AT&T, Inc.	337,800	13,320
Verizon Communications, Inc.	101,900	3,864

Total		17,184

Utilities (4.1%)
CMS Energy Corp.	236,500	4,210
Edison International	111,100	5,458
Equitable Resources, Inc.	37,500	1,812
MDU Resources Group, Inc.	44,100	1,267
NiSource, Inc.	112,300	2,745
Pinnacle West Capital Corp.	46,300	2,234

Total		17,726

Total Common Stocks (Cost: $361,164)		409,679

Convertible Corporate Bonds (1.2%)
Automobiles And Other Motor Vehicles (1.2%)
Ford Motor Co., 4.25%, 12/15/36	4,580,000	5,049

Total Convertible Corporate Bonds (Cost: $4,657)		5,049

Money Market Investments (4.6%)
Federal Government & Agencies (3.9%)
Federal Home Loan Bank, 5.15%, 4/20/07	4,000,000	3,988
Federal Home Loan Bank, 5.16%, 4/13/07	13,000,000	12,976

Total		16,964

Personal Credit Institutions (0.7%)
Rabobank USA, 5.37%, 4/2/07	2,900,000	2,899

Total		2,899

Total Money Market Investments (Cost: $19,863)		19,863

Total Investments (100.5%) (Cost $385,684)(a)		434,591

Other Assets, Less Liabilities (-0.5%)		(2,026)

Net Assets (100.0%)		432,565

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $385,684 and the net unrealized appreciation of investments based on that cost was $48,907 which is comprised of $56,422 aggregate gross unrealized appreciation and $7,515 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

T. Rowe Price Equity Income Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

	Shares/	Value
Common Stocks (94.9%)	$ Par	$ (000’s)
Consumer Discretionary (13.9%)
* Bed Bath & Beyond, Inc.	30,800	1,237
CBS Corp. - Class B	50,150	1,534
D.R. Horton, Inc.	38,200	840
Dow Jones & Co., Inc.	42,300	1,458
Eastman Kodak Co.	58,200	1,313
Ford Motor Co.	67,600	533
Fortune Brands, Inc.	18,400	1,450
Gannett Co., Inc.	18,400	1,036
Genuine Parts Co.	24,500	1,201
H&R Block, Inc.	74,200	1,561
The Home Depot, Inc.	52,300	1,922
Mattel, Inc.	80,500	2,219
The New York Times Co. - Class A	77,600	1,824
Newell Rubbermaid, Inc.	67,600	2,102
RadioShack Corp.	23,600	638
Sony Corp., ADR	29,000	1,464
Time Warner, Inc.	138,400	2,730
Tribune Co.	83,300	2,675
* Viacom, Inc. - Class B	34,550	1,420
The Walt Disney Co.	56,900	1,959

Total		31,116

Consumer Staples (9.1%)
Anheuser-Busch Companies, Inc.	48,200	2,432
Archer-Daniels-Midland Co.	18,300	672
Avon Products, Inc.	47,400	1,766
Campbell Soup Co.	26,500	1,032
The Coca-Cola Co.	50,000	2,400
Colgate-Palmolive Co.	41,300	2,757
General Mills, Inc.	32,300	1,881
The Hershey Co.	6,400	350
Kimberly-Clark Corp.	19,900	1,363
Kraft Foods, Inc. - Class A	23,500	744
McCormick & Co., Inc.	24,600	948
Sara Lee Corp.	28,700	486
Sysco Corp.	15,600	528
UST, Inc.	19,400	1,125
Wal-Mart Stores, Inc.	43,200	2,028

Total		20,512

Energy (10.4%)
Anadarko Petroleum Corp.	34,700	1,491
BJ Services Co.	37,000	1,032
BP PLC, ADR	25,000	1,619
Chevron Corp.	57,700	4,267
Exxon Mobil Corp.	56,600	4,271
Hess Corp.	45,000	2,496
Murphy Oil Corp.	30,600	1,634
Royal Dutch Shell PLC, ADR A	46,300	3,070
Schlumberger, Ltd.	23,800	1,645
Spectra Energy Corp.	32,850	863
Statoil ASA, ADR	32,600	883

Total		23,271

Financials (16.6%)
American International Group, Inc.	39,200	2,635
The Charles Schwab Corp.	107,300	1,963
The Chubb Corp.	16,800	868
Citigroup, Inc.	47,900	2,459
Countrywide Financial Corp.	20,700	696
Fannie Mae	17,400	950
Fifth Third Bancorp	57,100	2,209
JPMorgan Chase & Co.	109,188	5,282
Lincoln National Corp.	30,076	2,039
Marsh & McLennan Companies, Inc.	109,600	3,209
Mellon Financial Corp.	58,300	2,515
Morgan Stanley	19,200	1,512
National City Corp.	31,700	1,181
The Progressive Corp.	47,800	1,043
State Street Corp.	27,100	1,755
SunTrust Banks, Inc.	20,600	1,711
The Travelers Companies, Inc.	34,027	1,762
U.S. Bancorp	43,300	1,514
Unum Group	56,200	1,294
Wells Fargo & Co.	23,600	813

Total		37,410

Health Care (9.4%)
Abbott Laboratories	28,800	1,607
* Amgen, Inc.	27,900	1,559
Baxter International, Inc.	27,700	1,459
* Boston Scientific Corp.	49,100	714
Bristol-Myers Squibb Co.	63,600	1,766
Eli Lilly & Co.	53,200	2,857
Johnson & Johnson	33,500	2,019
* MedImmune, Inc.	26,800	975
Merck & Co., Inc.	74,100	3,274
Pfizer, Inc.	101,800	2,571
Wyeth	45,200	2,261

Total		21,062

Industrials (13.1%)
3M Co.	39,300	3,004
Avery Dennison Corp.	27,300	1,754
Cooper Industries, Ltd. - Class A	22,200	999
Eaton Corp.	10,600	886
General Electric Co.	185,200	6,548
Honeywell International, Inc.	47,600	2,192
Illinois Tool Works, Inc.	29,600	1,527
Ingersoll-Rand Co., Ltd. - Class A	24,000	1,041
Masco Corp.	57,200	1,567
Norfolk Southern Corp.	18,000	911
Pall Corp.	35,700	1,357
Raytheon Co.	30,000	1,574
Tyco International, Ltd.	54,600	1,723
Union Pacific Corp.	23,000	2,336
United Parcel Service, Inc. - Class B	9,200	645
Waste Management, Inc.	37,000	1,273

Total		29,337

Information Technology (6.4%)
Analog Devices, Inc.	51,400	1,773
Applied Materials, Inc.	39,300	720
* Computer Sciences Corp.	15,400	803
* Dell, Inc.	72,900	1,692
Intel Corp.	50,100	958
International Business Machines Corp.	20,400	1,923
Microsoft Corp.	129,200	3,601
Motorola, Inc.	64,300	1,136
Nokia OYJ, ADR	76,600	1,756

Total		14,362

Materials (5.4%)
Alcoa, Inc.	40,300	1,366
Chemtura Corp.	42,599	466
E. I. du Pont de Nemours & Co.	44,800	2,214
International Flavors & Fragrances, Inc.	38,400	1,813
International Paper Co.	92,100	3,353
MeadWestvaco Corp.	33,300	1,027
Vulcan Materials Co.	16,200	1,887

Total		12,126

Telecommunication Services (5.5%)
ALLTEL Corp.	29,400	1,823
AT&T, Inc.	110,735	4,366
* Qwest Communications International, Inc.	227,500	2,045
Sprint Nextel Corp.	84,300	1,598
Verizon Communications, Inc.	52,100	1,976
Windstream Corp.	31,104	457

Total		12,265

Utilities (5.1%)
Duke Energy Corp.	64,500	1,309
Entergy Corp.	22,400	2,350
FirstEnergy Corp.	21,300	1,411
NiSource, Inc.	87,600	2,141
Pinnacle West Capital Corp.	17,100	825
Progress Energy, Inc.	31,700	1,599
TECO Energy, Inc.	21,800	375
Xcel Energy, Inc.	56,800	1,402

Total		11,412

Total Common Stocks (Cost: $181,214)		212,873

Convertible Corporate Bonds (0.2%)
Automobiles And Other Motor Vehicles (0.1%)
Ford Motor Co., 4.25%, 12/15/36	247,000	272

Total		272

Telephone and Telegraph Apparatus (0.1%)
Lucent Technologies, 8.00%, 8/1/31	165,000	165

Total		165

Total Convertible Corporate Bonds (Cost: $405)		437

Money Market Investments (4.9%)
Other Holdings (4.9%)
Reserve Investment Fund	10,969,400	10,969

Total Money Market Investments (Cost: $10,969)		10,969

Total Investments (100.0%) (Cost $192,588)(a)		224,279

Other Assets, Less Liabilities (0.0%)		32

Net Assets (100.0%)		224,311

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $192,588 and the net unrealized appreciation of investments based on that cost was $31,691 which is comprised of $34,508 aggregate gross unrealized appreciation and $2,817 aggregate gross unrealized depreciation.

Northwestern Mutual Series Fund, Inc.

Index 500 Stock Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Common Stocks (98.1%)	Shares/ $ Par	Value $ (000’s)
Consumer Discretionary (10.3%)
* Amazon.com, Inc.	49,800	1,982
* Apollo Group, Inc. - Class A	22,400	983
* AutoNation, Inc.	24,129	513
* AutoZone, Inc.	7,925	1,016
* Bed Bath & Beyond, Inc.	45,300	1,820
Best Buy Co., Inc.	64,775	3,156
* Big Lots, Inc.	17,500	547
The Black & Decker Corp.	10,500	857
Brunswick Corp.	14,500	462
Carnival Corp.	70,809	3,318
CBS Corp. - Class B	118,124	3,613
Centex Corp.	19,100	798
Circuit City Stores, Inc.	22,700	421
Clear Channel Communications, Inc.	79,350	2,780
* Coach, Inc.	59,200	2,963
* Comcast Corp. - Class A	497,705	12,914
D.R. Horton, Inc.	43,700	961
Darden Restaurants, Inc.	23,250	958
Dillard’s, Inc. - Class A	9,764	320
* The DIRECTV Group, Inc.	124,000	2,861
Dollar General Corp.	49,948	1,056
Dow Jones & Co., Inc.	10,420	359
The E.W. Scripps Co. - Class A	13,400	599
Eastman Kodak Co.	45,983	1,037
Family Dollar Stores, Inc.	24,300	720
Federated Department Stores, Inc.	84,046	3,786
Ford Motor Co.	302,794	2,389
Fortune Brands, Inc.	24,367	1,921
Gannett Co., Inc.	37,550	2,114
The Gap, Inc.	84,275	1,450
General Motors Corp.	90,527	2,774
Genuine Parts Co.	27,300	1,338
* The Goodyear Tire & Rubber Co.	28,800	898
H&R Block, Inc.	51,500	1,084
Harley-Davidson, Inc.	41,200	2,421
Harman International Industries, Inc.	10,500	1,009
Harrah’s Entertainment, Inc.	29,850	2,521
Hasbro, Inc.	25,725	736
Hilton Hotels Corp.	62,250	2,239
The Home Depot, Inc.	326,594	11,998
* IAC/InterActiveCorp	34,700	1,309
International Game Technology	54,100	2,185
* The Interpublic Group of Companies, Inc.	75,000	923
J.C. Penney Co., Inc.	36,050	2,962
Johnson Controls, Inc.	31,400	2,971
Jones Apparel Group, Inc.	17,400	535
KB HOME	12,300	525
* Kohl’s Corp.	52,367	4,012
Leggett & Platt, Inc.	28,433	645
Lennar Corp. - Class A	22,100	933
Limited Brands, Inc.	54,687	1,425
Liz Claiborne, Inc.	16,600	711
Lowe’s Companies, Inc.	243,700	7,674
Marriott International, Inc. - Class A	52,800	2,585
Mattel, Inc.	62,888	1,734
McDonald’s Corp.	192,578	8,676
The McGraw-Hill Companies, Inc.	56,820	3,573
Meredith Corp.	6,200	356
The New York Times Co. - Class A	22,970	540
Newell Rubbermaid, Inc.	44,392	1,380
News Corp. - Class A	375,400	8,679
NIKE, Inc. - Class B	30,200	3,209
Nordstrom, Inc.	36,634	1,941
* Office Depot, Inc.	44,257	1,555
OfficeMax, Inc.	12,000	633
Omnicom Group, Inc.	26,700	2,734
Polo Ralph Lauren Corp.	9,800	864
Pulte Homes, Inc.	34,000	900
RadioShack Corp.	21,800	589
* Sears Holdings Corp.	13,280	2,393
The Sherwin-Williams Co.	17,813	1,176
Snap-on, Inc.	9,417	453
The Stanley Works	13,250	734
Staples, Inc.	114,750	2,965
* Starbucks Corp.	120,200	3,769
Starwood Hotels & Resorts Worldwide, Inc.	34,400	2,231
Target Corp.	137,457	8,146
Tiffany & Co.	21,667	985
Time Warner, Inc.	610,600	12,040
The TJX Companies, Inc.	72,800	1,963
Tribune Co.	28,436	913
VF Corp.	14,457	1,194
* Viacom, Inc. - Class B	110,724	4,552
The Walt Disney Co.	327,757	11,284
Wendy’s International, Inc.	15,350	480
Whirlpool Corp.	12,544	1,065
* Wyndham Worldwide Corp.	30,186	1,031
Yum! Brands, Inc.	42,180	2,436

Total		212,260

Consumer Staples (9.4%)
Altria Group, Inc.	335,822	29,489
Anheuser-Busch Companies, Inc.	122,049	6,159
Archer-Daniels-Midland Co.	104,403	3,832
Avon Products, Inc.	70,600	2,631
Brown-Forman Corp. - Class B	12,618	827
Campbell Soup Co.	34,922	1,360
The Clorox Co.	24,250	1,544
The Coca-Cola Co.	322,275	15,469
Coca-Cola Enterprises, Inc.	44,500	901
Colgate-Palmolive Co.	82,122	5,485
ConAgra Foods, Inc.	80,867	2,014
* Constellation Brands, Inc. - Class A	33,800	716
Costco Wholesale Corp.	72,364	3,896
CVS/Caremark Corp.	246,461	8,414
* Dean Foods Co.	20,600	963
The Estee Lauder Companies, Inc. - Class A	18,600	909
General Mills, Inc.	55,267	3,218
H.J. Heinz Co.	52,017	2,451
The Hershey Co.	27,700	1,514
Kellogg Co.	40,157	2,065
Kimberly-Clark Corp.	73,056	5,004
The Kroger Co.	113,305	3,201
McCormick & Co., Inc.	20,800	801
Molson Coors Brewing Co. - Class B	7,500	710
The Pepsi Bottling Group, Inc.	21,000	670
PepsiCo, Inc.	262,030	16,655
The Procter & Gamble Co.	504,864	31,886
Reynolds American, Inc.	27,400	1,710
Safeway, Inc.	70,500	2,583
Sara Lee Corp.	117,335	1,985
SUPERVALU, INC.	33,270	1,300
Sysco Corp.	98,725	3,340
Tyson Foods, Inc. - Class A	40,400	784
UST, Inc.	25,667	1,488
Walgreen Co.	160,146	7,349
Wal-Mart Stores, Inc.	393,500	18,475
Whole Foods Market, Inc.	22,500	1,009
Wm. Wrigley Jr. Co.	34,858	1,777

Total		194,584

Energy (9.9%)
Anadarko Petroleum Corp.	74,124	3,186
Apache Corp.	52,946	3,743
Baker Hughes, Inc.	51,230	3,388
BJ Services Co.	46,900	1,309
Chesapeake Energy Corp.	65,500	2,023
Chevron Corp.	345,314	25,539
ConocoPhillips	263,038	17,979
CONSOL Energy, Inc.	29,200	1,143
Devon Energy Corp.	71,100	4,922
El Paso Corp.	111,771	1,617
ENSCO International, Inc.	24,100	1,311
EOG Resources, Inc.	39,020	2,784
Exxon Mobil Corp.	911,056	68,738
Halliburton Co.	160,538	5,095
Hess Corp.	43,200	2,396
Kinder Morgan, Inc.	17,167	1,827
Marathon Oil Corp.	55,333	5,469
Murphy Oil Corp.	30,000	1,602
* Nabors Industries, Ltd.	44,600	1,323
* National-Oilwell Varco, Inc.	28,100	2,186
Noble Corp.	21,550	1,696
Occidental Petroleum Corp.	134,140	6,614
Peabody Energy Corp.	42,400	1,706
Rowan Companies, Inc.	17,650	573
Schlumberger, Ltd.	188,634	13,035
Smith International, Inc.	31,900	1,533
Spectra Energy Corp.	100,436	2,638
Sunoco, Inc.	19,400	1,367
* Transocean, Inc.	46,851	3,828
Valero Energy Corp.	96,700	6,236
* Weatherford International, Ltd.	54,100	2,440
The Williams Companies, Inc.	95,700	2,724
XTO Energy, Inc.	58,899	3,228

Total		205,198

Financials (21.2%)
ACE, Ltd.	52,300	2,984
AFLAC, Inc.	78,750	3,706
The Allstate Corp.	99,028	5,948
Ambac Financial Group, Inc.	16,400	1,417
American Express Co.	190,775	10,760
American International Group, Inc.	416,330	27,986
Ameriprise Financial, Inc.	38,255	2,186
Aon Corp.	47,700	1,811
Apartment Investment & Management Co. - Class A	15,600	900
Archstone-Smith Trust	35,300	1,916
AvalonBay Communities, Inc.	12,700	1,651
Bank of America Corp.	715,667	36,512
The Bank of New York Co., Inc.	120,953	4,905
BB&T Corp.	86,700	3,556
The Bear Stearns Companies, Inc.	19,195	2,886
Boston Properties, Inc.	19,000	2,231
Capital One Financial Corp.	65,729	4,960
* CB Richard Ellis Group, Inc.	29,900	1,022
The Charles Schwab Corp.	164,339	3,006
Chicago Mercantile Exchange Holdings, Inc.	5,600	2,982
The Chubb Corp.	65,400	3,379
Cincinnati Financial Corp.	27,675	1,173
CIT Group, Inc.	31,000	1,641
Citigroup, Inc.	784,448	40,273
Comerica, Inc.	25,250	1,493
Commerce Bancorp, Inc.	30,000	1,001
Compass Bancshares, Inc.	20,900	1,438
Countrywide Financial Corp.	94,400	3,176
Developers Diversified Realty Corp.	20,300	1,277
* E*TRADE Financial Corp.	68,400	1,451
Equity Residential	47,000	2,267
Fannie Mae	154,848	8,452
Federated Investors, Inc. - Class B	14,300	525
Fifth Third Bancorp	89,034	3,445
First Horizon National Corp.	20,100	835
Franklin Resources, Inc.	26,750	3,232
Freddie Mac	110,886	6,597
Genworth Financial, Inc.	70,500	2,463
The Goldman Sachs Group, Inc.	65,800	13,596
The Hartford Financial Services Group, Inc.	51,250	4,898
Host Hotels & Resorts, Inc.	83,300	2,192
Hudson City Bancorp, Inc.	79,200	1,083
Huntington Bancshares, Inc.	37,642	822
Janus Capital Group, Inc.	30,329	634
JPMorgan Chase & Co.	555,797	26,889
KeyCorp	63,375	2,375
Kimco Realty Corp.	36,200	1,764
Legg Mason, Inc.	21,000	1,978
Lehman Brothers Holdings, Inc.	84,144	5,896
Lincoln National Corp.	44,330	3,005
Loews Corp.	72,201	3,280
M&T Bank Corp.	12,300	1,425
Marsh & McLennan Companies, Inc.	88,480	2,592
Marshall & Ilsley Corp.	40,900	1,894
MBIA, Inc.	21,550	1,411
Mellon Financial Corp.	66,568	2,872
Merrill Lynch & Co., Inc.	141,500	11,556
MetLife, Inc.	120,436	7,606
MGIC Investment Corp.	13,300	784
Moody’s Corp.	37,450	2,324
Morgan Stanley	170,313	13,414
National City Corp.	94,797	3,531
Northern Trust Corp.	30,150	1,813
Plum Creek Timber Co., Inc.	28,400	1,120
PNC Financial Services Group, Inc.	46,867	3,373
Principal Financial Group, Inc.	42,900	2,568
The Progressive Corp.	119,100	2,599
ProLogis	41,000	2,662
Prudential Financial, Inc.	75,000	6,770
Public Storage, Inc.	19,600	1,856
* Realogy Corp.	34,783	1,030
Regions Financial Corp.	117,090	4,141
SAFECO Corp.	16,850	1,119
Simon Property Group, Inc.	35,500	3,949
SLM Corp.	65,642	2,685
Sovereign Bancorp, Inc.	57,780	1,470
State Street Corp.	53,400	3,458
SunTrust Banks, Inc.	56,833	4,719
Synovus Financial Corp.	52,250	1,690
T. Rowe Price Group, Inc.	42,500	2,006
Torchmark Corp.	15,650	1,026
The Travelers Companies, Inc.	108,110	5,597
U.S. Bancorp	283,421	9,911
Unum Group	54,831	1,263
Vornado Realty Trust	20,900	2,494
Wachovia Corp.	304,947	16,787
Washington Mutual, Inc.	142,254	5,744
Wells Fargo & Co.	540,660	18,615
XL Capital, Ltd. - Class A	29,000	2,029
Zions Bancorporation	17,600	1,488

Total		439,246

Health Care (11.7%)
Abbott Laboratories	246,950	13,780
Aetna, Inc.	82,608	3,617
Allergan, Inc.	24,567	2,723
AmerisourceBergen Corp.	30,300	1,598
* Amgen, Inc.	186,817	10,439
Applera Corp. - Applied Biosystems Group	29,333	867
* Barr Pharmaceuticals, Inc.	17,100	793
Bausch & Lomb, Inc.	8,700	445
Baxter International, Inc.	104,000	5,478
Becton, Dickinson & Co.	39,150	3,010
* Biogen Idec, Inc.	54,790	2,432
Biomet, Inc.	39,145	1,663
* Boston Scientific Corp.	189,522	2,756
Bristol-Myers Squibb Co.	323,108	8,969
C. R. Bard, Inc.	16,500	1,312
Cardinal Health, Inc.	64,025	4,671
* Celgene Corp.	60,400	3,169
CIGNA Corp.	15,629	2,230
* Coventry Health Care, Inc.	25,500	1,429
Eli Lilly & Co.	157,906	8,481
* Express Scripts, Inc.	21,700	1,752
* Forest Laboratories, Inc.	50,866	2,617
* Genzyme Corp.	42,200	2,533
* Gilead Sciences, Inc.	74,400	5,692
* Hospira, Inc.	24,965	1,021
* Humana, Inc.	26,700	1,549
IMS Health, Inc.	31,267	927
Johnson & Johnson	463,137	27,908
* King Pharmaceuticals, Inc.	38,866	764
* Laboratory Corp. of America Holdings	19,600	1,424
Manor Care, Inc.	11,700	636
McKesson Corp.	47,305	2,769
* Medco Health Solutions, Inc.	46,072	3,342
* MedImmune, Inc.	38,000	1,383
Medtronic, Inc.	184,300	9,042
Merck & Co., Inc.	346,720	15,314
* Millipore Corp.	8,600	623
Mylan Laboratories, Inc.	39,200	829
* Patterson Companies, Inc.	22,300	791
PerkinElmer, Inc.	19,500	472
Pfizer, Inc.	1,134,034	28,645
Quest Diagnostics, Inc.	25,400	1,267
Schering-Plough Corp.	238,050	6,073
* St. Jude Medical, Inc.	55,100	2,072
Stryker Corp.	47,700	3,147
* Tenet Healthcare Corp.	75,250	484
* Thermo Fisher Scientific, Inc.	67,200	3,142
UnitedHealth Group, Inc.	216,744	11,481
* Varian Medical Systems, Inc.	20,600	982
* Waters Corp.	16,200	940
* Watson Pharmaceuticals, Inc.	16,400	433
* WellPoint, Inc.	98,000	7,948
Wyeth	215,429	10,778
* Zimmer Holdings, Inc.	37,937	3,240

Total		241,882

Industrials (10.7%)
3M Co.	117,476	8,979
* Allied Waste Industries, Inc.	40,850	514
American Standard Companies, Inc.	28,000	1,485
Avery Dennison Corp.	14,650	941
The Boeing Co.	126,276	11,227
Burlington Northern Santa Fe Corp.	57,485	4,624
C.H. Robinson Worldwide, Inc.	27,700	1,323
Caterpillar, Inc.	103,376	6,929
Cintas Corp.	21,733	785
Cooper Industries, Ltd. - Class A	29,200	1,314
CSX Corp.	69,900	2,799
Cummins, Inc.	8,300	1,201
Danaher Corp.	38,100	2,722
Deere & Co.	36,260	3,939
Dover Corp.	32,767	1,599
Eaton Corp.	23,400	1,955
Emerson Electric Co.	127,700	5,503
Equifax, Inc.	20,000	729
FedEx Corp.	49,120	5,277
Fluor Corp.	14,100	1,265
General Dynamics Corp.	64,900	4,958
General Electric Co.	1,645,506	58,184
Goodrich Corp.	20,100	1,035
Honeywell International, Inc.	128,050	5,898
Illinois Tool Works, Inc.	66,200	3,416
Ingersoll-Rand Co., Ltd. - Class A	49,260	2,136
ITT Corp.	29,100	1,755
L-3 Communications Holdings, Inc.	19,900	1,741
Lockheed Martin Corp.	56,808	5,512
Masco Corp.	62,700	1,718
* Monster Worldwide, Inc.	20,567	974
Norfolk Southern Corp.	63,557	3,216
Northrop Grumman Corp.	56,020	4,158
PACCAR, Inc.	39,710	2,915
Pall Corp.	19,650	747
Parker Hannifin Corp.	18,575	1,603
Pitney Bowes, Inc.	35,237	1,599
R. R. Donnelley & Sons Co.	34,934	1,278
Raytheon Co.	71,400	3,746
Robert Half International, Inc.	26,840	993
Rockwell Automation, Inc.	26,550	1,590
Rockwell Collins, Inc.	26,950	1,804
Ryder System, Inc.	9,700	479
Southwest Airlines Co.	126,167	1,855
* Terex Corp.	16,400	1,177
Textron, Inc.	20,050	1,800
Tyco International, Ltd.	316,408	9,983
Union Pacific Corp.	43,360	4,403
United Parcel Service, Inc. - Class B	170,700	11,966
United Technologies Corp.	159,334	10,357
W.W. Grainger, Inc.	11,500	888
Waste Management, Inc.	85,285	2,935

Total		221,929

Information Technology (14.6%)
* ADC Telecommunications, Inc.	18,764	314
* Adobe Systems, Inc.	94,150	3,926
* Advanced Micro Devices, Inc.	88,800	1,160
* Affiliated Computer Services, Inc. - Class A	15,800	930
* Agilent Technologies, Inc.	64,637	2,178
* Altera Corp.	57,011	1,140
Analog Devices, Inc.	53,357	1,840
* Apple, Inc.	137,900	12,812
Applied Materials, Inc.	223,500	4,095
* Autodesk, Inc.	37,068	1,394
Automatic Data Processing, Inc.	88,050	4,262
* Avaya, Inc.	72,516	856
* BMC Software, Inc.	32,660	1,006
* Broadcom Corp. - Class A	75,500	2,421
CA, Inc.	65,792	1,705
* Ciena Corp.	13,585	380
* Cisco Systems, Inc.	966,500	24,674
* Citrix Systems, Inc.	28,920	926
* Cognizant Technology Solutions Corp. - Class A	22,800	2,013
* Computer Sciences Corp.	27,750	1,447
* Compuware Corp.	51,857	492
* Convergys Corp.	21,850	555
* Corning, Inc.	251,200	5,712
* Dell, Inc.	363,533	8,438
* eBay, Inc.	181,800	6,027
* Electronic Arts, Inc.	49,600	2,498
Electronic Data Systems Corp.	82,367	2,280
* EMC Corp.	337,374	4,673
Fidelity National Information Services, Inc.	26,000	1,182
First Data Corp.	120,532	3,242
* Fiserv, Inc.	27,325	1,450
* Google, Inc. - Class A	34,800	15,944
Hewlett-Packard Co.	428,226	17,189
Intel Corp.	922,863	17,653
International Business Machines Corp.	240,939	22,710
* Intuit, Inc.	54,800	1,499
Jabil Circuit, Inc.	29,567	633
* JDS Uniphase Corp.	33,750	514
* Juniper Networks, Inc.	91,100	1,793
KLA-Tencor Corp.	32,000	1,706
* Lexmark International, Inc. - Class A	15,400	900
Linear Technology Corp.	47,850	1,512
* LSI Logic Corp.	64,700	675
Maxim Integrated Products, Inc.	51,300	1,508
* Micron Technology, Inc.	120,750	1,459
Microsoft Corp.	1,378,892	38,429
Molex, Inc.	22,650	639
Motorola, Inc.	382,477	6,758
National Semiconductor Corp.	45,386	1,096
* NCR Corp.	28,600	1,366
* Network Appliance, Inc.	59,400	2,169
* Novell, Inc.	54,100	391
* Novellus Systems, Inc.	20,100	644
* NVIDIA Corp.	56,900	1,638
* Oracle Corp.	638,525	11,576
Paychex, Inc.	54,235	2,054
* PMC-Sierra, Inc.	34,000	238
* QLogic Corp.	25,500	434
QUALCOMM, Inc.	265,034	11,306
Sabre Holdings Corp. - Class A	21,367	700
* SanDisk Corp.	36,400	1,594
* Sanmina-SCI Corp.	84,800	307
* Solectron Corp.	144,700	456
* Sun Microsystems, Inc.	576,197	3,463
* Symantec Corp.	147,954	2,560
Tektronix, Inc.	13,060	368
* Tellabs, Inc.	69,992	693
* Teradyne, Inc.	30,350	502
Texas Instruments, Inc.	231,000	6,953
* Unisys Corp.	55,150	465
* VeriSign, Inc.	39,200	985
The Western Union Co.	123,532	2,712
* Xerox Corp.	151,900	2,566
Xilinx, Inc.	53,100	1,366
* Yahoo!, Inc.	195,400	6,114

Total		302,265

Materials (3.0%)
Air Products & Chemicals, Inc.	34,667	2,562
Alcoa, Inc.	139,107	4,716
Allegheny Technologies, Inc.	16,317	1,741
Ashland, Inc.	8,900	584
Ball Corp.	16,532	758
Bemis Co., Inc.	16,700	558
The Dow Chemical Co.	153,509	7,039
E. I. du Pont de Nemours & Co.	147,828	7,306
Eastman Chemical Co.	13,425	850
Ecolab, Inc.	28,500	1,226
Freeport-McMoRan Copper & Gold, Inc.	59,988	3,971
* Hercules, Inc.	18,600	363
International Flavors & Fragrances, Inc.	12,500	590
International Paper Co.	72,466	2,638
MeadWestvaco Corp.	29,179	900
Monsanto Co.	87,006	4,782
Newmont Mining Corp.	72,180	3,031
Nucor Corp.	48,232	3,141
* Pactiv Corp.	21,300	719
PPG Industries, Inc.	26,267	1,847
Praxair, Inc.	51,300	3,230
Rohm & Haas Co.	22,780	1,178
Sealed Air Corp.	25,842	817
Sigma-Aldrich Corp.	21,100	876
Temple-Inland, Inc.	16,800	1,004
United States Steel Corp.	18,950	1,879
Vulcan Materials Co.	15,200	1,770
Weyerhaeuser Co.	33,780	2,525

Total		62,601

Telecommunication Services (3.7%)
ALLTEL Corp.	57,657	3,575
AT&T, Inc.	999,175	39,397
CenturyTel, Inc.	17,800	804
Citizens Communications Co.	54,200	810
Embarq Corp.	24,130	1,360
* Qwest Communications International, Inc.	251,035	2,257
Sprint Nextel Corp.	464,402	8,805
Verizon Communications, Inc.	465,642	17,657
Windstream Corp.	76,292	1,121

Total		75,786

Utilities (3.6%)
* The AES Corp.	106,300	2,288
* Allegheny Energy, Inc.	26,300	1,292
Ameren Corp.	33,067	1,663
American Electric Power Co., Inc.	63,440	3,093
CenterPoint Energy, Inc.	51,262	920
CMS Energy Corp.	35,700	635
Consolidated Edison, Inc.	41,250	2,106
Constellation Energy Group	28,900	2,513
Dominion Resources, Inc.	55,795	4,953
DTE Energy Co.	28,350	1,358
Duke Energy Corp.	201,173	4,082
* Dynegy, Inc. - Class A	60,400	559
Edison International	52,120	2,561
Entergy Corp.	31,709	3,327
Exelon Corp.	107,224	7,366
FirstEnergy Corp.	51,065	3,383
FPL Group, Inc.	64,914	3,971
Integrys Energy Group, Inc.	5,032	279
KeySpan Corp.	28,100	1,156
Nicor, Inc.	7,150	346
NiSource, Inc.	43,773	1,070
PG&E Corp.	56,125	2,709
Pinnacle West Capital Corp.	16,000	772
PPL Corp.	61,668	2,522
Progress Energy, Inc.	41,092	2,073
Public Service Enterprise Group, Inc.	40,436	3,358
Questar Corp.	13,800	1,231
Sempra Energy	42,102	2,569
The Southern Co.	119,800	4,391
TECO Energy, Inc.	33,500	577
TXU Corp.	73,530	4,713
Xcel Energy, Inc.	65,220	1,610

Total		75,446

Total Common Stocks (Cost: $1,384,239)		2,031,197

Money Market Investments (1.8%)
Federal Government & Agencies (0.2%)
(b) Federal Home Loan Mortgage Corp., 5.14%, 6/11/07	3,300,000	3,267

Total		3,267

Finance Services (0.4%)
(b) Alpine Securitization, 5.28%, 4/5/07	10,000,000	9,993

Total		9,993

Miscellaneous Business Credit Institutions (0.5%)
(b) Park Avenue Receivables, 5.33%, 4/12/07	10,000,000	9,982

Total		9,982

Personal Credit Institutions (0.2%)
(b) Rabobank USA, 5.37%, 4/2/07	4,000,000	3,999

Total		3,999

Short Term Business Credit (0.5%)
(b) Sheffield Receivables, 5.31%, 4/9/07	10,000,000	9,987

Total		9,987

Total Money Market Investments (Cost: $37,226)		37,228

Total Investments (99.9%) (Cost $1,421,465)(a)		2,068,425

Other Assets, Less Liabilities (0.1%)		2,169

Net Assets (100.0%)		2,070,594

*	Non-Income Producing

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,421,465 and the net unrealized appreciation of investments based on that cost was $646,960 which is comprised of $744,137 aggregate gross unrealized appreciation and $97,177 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	104	6/07	$260
(Total Notional Value at March 31, 2007, $36,951)

Northwestern Mutual Series Fund, Inc.

Asset Allocation Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Domestic Common Stocks and Warrants (38.6%)	Country	Shares/ $ Par	Value $ (000’s)
LARGE CAP COMMON STOCKS (27.9%)
Consumer Discretionary (4.4%)
Abercrombie & Fitch Co. - Class A		9,200	696
* Comcast Corp. - Class A		32,850	852
Fortune Brands, Inc.		9,900	780
Hilton Hotels Corp.		24,500	881
International Game Technology		18,600	751
J.C. Penney Co., Inc.		10,000	822
Johnson Controls, Inc.		10,100	957
* Kohl’s Corp.		10,700	820
The McGraw-Hill Companies, Inc.		11,600	729
News Corp. - Class A		45,200	1,046
NIKE, Inc. - Class B		6,300	669
Omnicom Group, Inc.		5,800	594
Staples, Inc.		29,650	766
Starwood Hotels & Resorts Worldwide, Inc.		6,600	428
Target Corp.		14,500	859
Time Warner, Inc.		37,800	745

Total			12,395

Consumer Staples (2.8%)
Altria Group, Inc.		14,700	1,291
Avon Products, Inc.		23,300	868
CVS/Caremark Corp.		39,005	1,332
Loews Corp. - Carolina Group		9,000	680
PepsiCo, Inc.		22,300	1,418
The Procter & Gamble Co.		18,700	1,181
Walgreen Co.		14,600	670
Wal-Mart Stores, Inc.		13,800	648

Total			8,088

Energy (2.1%)
Baker Hughes, Inc.		11,800	780
ConocoPhillips		5,800	396
Diamond Offshore Drilling, Inc.		5,900	478
EOG Resources, Inc.		10,800	770
Exxon Mobil Corp.		21,900	1,652
Schlumberger, Ltd.		12,100	836
Valero Energy Corp.		11,200	722
XTO Energy, Inc.		7,600	417

Total			6,051

Financials (3.7%)
American Express Co.		14,100	795
American International Group, Inc.		11,800	793
Capital One Financial Corp.		5,100	385
Genworth Financial, Inc.		21,500	751
The Goldman Sachs Group, Inc.		5,000	1,034
Host Hotels & Resorts, Inc.		27,619	727
JPMorgan Chase & Co.		15,800	764
Legg Mason, Inc.		7,800	735
Lehman Brothers Holdings, Inc.		11,200	785
Prudential Financial, Inc.		8,900	803
SLM Corp.		14,200	581
UBS AG		10,000	594
Wachovia Corp.		15,300	842
Wells Fargo & Co.		24,800	855

Total			10,444

Health Care (4.1%)
Abbott Laboratories	16,100	898
* Amgen, Inc.	14,200	793
Baxter International, Inc.	13,300	701
* Genentech, Inc.	9,500	780
* Gilead Sciences, Inc.	13,300	1,017
Johnson & Johnson	14,800	892
Medtronic, Inc.	17,700	868
Novartis AG, ADR	14,000	765
Pfizer, Inc.	45,300	1,144
* St. Jude Medical, Inc.	13,600	511
* Thermo Fisher Scientific, Inc.	18,800	879
UnitedHealth Group, Inc.	13,000	689
Wyeth	15,500	775
* Zimmer Holdings, Inc.	10,500	897

Total		11,609

Industrials (3.0%)
The Boeing Co.	8,700	774
Burlington Northern Santa Fe Corp.	12,700	1,021
Danaher Corp.	13,800	986
FedEx Corp.	8,700	935
General Electric Co.	62,700	2,216
Honeywell International, Inc.	25,600	1,179
ITT Corp.	7,000	422
United Technologies Corp.	16,600	1,079

Total		8,612

Information Technology (5.8%)
Accenture, Ltd. - Class A	26,800	1,033
* Amdocs, Ltd.	24,800	905
* Apple Inc.	9,500	883
* BEA Systems, Inc.	64,800	751
* Broadcom Corp. - Class A	34,300	1,099
* Cisco Systems, Inc.	44,400	1,133
* Clearwire Corp. - Class A	600	12
* eBay, Inc.	12,200	404
* Electronic Arts, Inc.	13,700	690
* Google, Inc. - Class A	3,000	1,373
Hewlett-Packard Co.	29,900	1,199
KLA-Tencor Corp.	16,300	869
Maxim Integrated Products, Inc.	24,000	706
Microsoft Corp.	44,000	1,225
* Oracle Corp.	46,100	836
QUALCOMM, Inc.	24,300	1,037
Telefonaktiebolaget LM Ericsson, ADR	22,700	842
Texas Instruments, Inc.	26,700	804
* Yahoo!, Inc.	17,566	550

Total		16,351

Materials (1.0%)
International Paper Co.	25,600	932
Monsanto Co.	18,900	1,038
Praxair, Inc.	13,100	825

Total		2,795

Telecommunication Services (0.5%)
AT&T, Inc.	22,200	876
* NII Holdings, Inc.	8,900	660

Total		1,536

Utilities (0.5%)
Exelon Corp.	13,500	928
TXU Corp.	8,900	570

Total		1,498

Total LARGE CAP COMMON STOCKS		79,379

SMALL CAP COMMON STOCKS (10.7%)
Consumer Discretionary (2.0%)
Abercrombie & Fitch Co. - Class A	2,600	197
* Aeropostale, Inc.	4,300	173
* Bare Escentuals, Inc.	6,400	230
* Coach, Inc.	6,400	320
* Dollar Tree Stores, Inc.	9,200	352
* DSW, Inc. - Class A	1,112	47
* Focus Media Holdings, Ltd., ADR	4,700	369
* Force Protection, Inc.	2,200	41
* GameStop Corp. - Class A	16,500	537
* Hibbett Sports Inc.	3,500	100
International Game Technology	8,400	339
* LIFE TIME FITNESS, Inc.	1,800	93
* LKQ Corp.	2,400	52
* Morton’s Restaurant Group, Inc.	4,300	76
* O’Reilly Automotive, Inc.	33,600	1,113
Orient-Express Hotels, Ltd. - Class A	7,000	419
* Payless ShoeSource, Inc.	6,400	212
PetSmart, Inc.	5,600	185
* Pinnacle Entertainment, Inc.	4,300	125
Pool Corp.	6,000	215
Starwood Hotels & Resorts Worldwide, Inc.	3,600	233
* Urban Outfitters, Inc.	4,800	127
* Volcom, Inc.	1,600	55
* Zumiez, Inc.	2,200	88

Total		5,698

Consumer Staples (0.0%)
UAP Holding Corp.	1,400	36

Total		36

Energy (0.7%)
* Cameron International Corp.	7,000	440
Diamond Offshore Drilling, Inc.	4,400	356
* Dril-Quip, Inc.	1,900	82
* Global Industries, Ltd.	4,100	75
* Oceaneering International, Inc.	1,800	76
Range Resources Corp.	11,800	394
Smith International, Inc.	9,400	452
World Fuel Services Corp.	2,200	102

Total		1,977

Financials (1.0%)
Chicago Mercantile Exchange Holdings, Inc.	300	160
* Clayton Holdings, Inc.	1,400	21
The Colonial BancGroup, Inc.	11,400	282
* FCStone Group, Inc.	1,500	56
* Global Cash Access Holdings, Inc.	4,500	75
Greater Bay Bancorp	3,600	97
Greenhill & Co., Inc.	800	49
* IntercontinentalExchange, Inc.	2,215	271
International Securities Exchange Holdings, Inc.	1,800	88
* Investment Technology Group, Inc.	10,200	400
* KBW, Inc.	1,491	52
Legg Mason, Inc.	3,400	320
optionsXpress Holdings, Inc.	3,161	74
* Portfolio Recovery Associates, Inc.	900	40
SEI Investments Co.	4,200	253
* SVB Financial Group	7,500	364
T. Rowe Price Group, Inc.	6,300	297

Total		2,899

Health Care (2.7%)
* Adams Respiratory Therapeutics, Inc.	1,166	39
* Affymetrix, Inc.	1,900	57
* Allscripts Healthcare Solutions, Inc.	5,100	137
* Celgene Corp.	4,400	231
* DaVita, Inc.	32,550	1,737
* Digene Corp.	1,200	51
* Express Scripts, Inc.	5,000	404
* ICON PLC, ADR	3,900	166
* Immucor, Inc.	5,500	162
* Intuitive Surgical, Inc.	3,700	450
* Kyphon, Inc.	5,700	257
* Lincare Holdings, Inc.	23,900	876
Mentor Corp.	6,200	285
* Natus Medical, Inc.	3,100	55
* Noven Pharmaceuticals, Inc.	3,600	84
* Obagi Medical Products, Inc.	2,000	29
* Pediatrix Medical Group, Inc.	10,000	571
* The Providence Service Corp.	4,500	107
* PSS World Medical, Inc.	6,200	131
* Psychiatric Solutions, Inc.	15,900	641
* Radiation Therapy Services, Inc.	3,800	116
* ResMed, Inc.	5,500	277
* Thoratec Corp.	1,900	40
* Varian Medical Systems, Inc.	11,100	529
* Ventana Medical Systems, Inc.	3,900	163

Total		7,595

Industrials (1.8%)
* The Advisory Board Co.	1,900	96
Bucyrus International, Inc. - Class A	1,900	98
C.H. Robinson Worldwide, Inc.	7,950	380
* Corrections Corp. of America	3,000	158
Expeditors International of Washington, Inc.	8,000	331
Herman Miller, Inc.	9,100	305
* Houston Wire & Cable Co.	1,700	48
* Huron Consulting Group, Inc.	1,800	110
Interface, Inc. - Class A	4,200	67
J.B. Hunt Transport Services, Inc.	9,500	249
Joy Global, Inc.	4,900	210
Knight Transportation, Inc.	31,237	557
Knoll, Inc.	5,000	119
The Manitowoc Co., Inc.	3,500	222
* Marlin Business Services Corp.	4,500	98
* Marten Transport, Ltd.	839	13
* Monster Worldwide, Inc.	3,600	171
MSC Industrial Direct Co., Inc. - Class A	10,900	509
* PeopleSupport, Inc.	400	5
* Resources Connection, Inc.	2,600	83
Ritchie Bros. Auctioneers, Inc.	5,700	334
Robert Half International, Inc.	15,100	559
* Spirit Aerosystems Holdings, Inc.	8,200	261
* Stericycle, Inc.	2,300	187
* VistaPrint, Ltd.	1,800	69

Total		5,239

Information Technology (2.2%)
* Activision, Inc.	24,821	470
Amphenol Corp. - Class A	5,400	349
* aQuantive, Inc.	2,100	59
* Aruba Networks, Inc.	200	3
* Bankrate, Inc.	900	32
* Blackboard, Inc.	5,000	168
* Citrix Systems, Inc.	5,700	183
* Cognizant Technology Solutions Corp. - Class A	2,800	247
* Comtech Group, Inc.	1,200	21
* Cymer, Inc.	700	29
* DealerTrack Holdings, Inc.	3,900	120
* Digital River, Inc.	5,700	315
* Diodes, Inc.	1,600	56
FactSet Research Systems, Inc.	5,900	371
* Forrester Research, Inc.	3,100	88
Harris Corp.	5,000	255
* Kenexa Corp.	4,600	143
KLA-Tencor Corp.	7,500	400
* The Knot, Inc.	2,400	52
* Macrovision Corp.	1,500	38
* Mellanox Technologies, Ltd.	700	10
* MEMC Electronic Materials, Inc.	4,400	267
Microchip Technology, Inc.	15,800	561
* Micros Systems, Inc.	700	38
* MKS Instruments, Inc.	2,300	59
* NAVTEQ Corp.	5,400	186
* Netlogic Microsystems, Inc.	4,500	120
* Network Appliance, Inc.	2,300	84
* Silicon Image, Inc.	4,300	35
* Sohu.com, Inc.	2,600	56
* Sonic Solutions	300	4
* Switch & Data Facilities Co., Inc.	3,900	71
* Synaptics, Inc.	1,400	36
* Synchronoss Technologies, Inc.	3,500	61
Syntel, Inc.	1,600	55
* Tessera Technologies, Inc.	4,200	167
* THQ, Inc.	5,146	176
* The Ultimate Software Group, Inc.	2,450	64
* ValueClick, Inc.	17,400	455
* VeriFone Holdings, Inc.	7,500	275

Total		6,179

Materials (0.2%)
Airgas, Inc.	3,200	135
Praxair, Inc.	4,000	252
Silgan Holdings, Inc.	1,600	82

Total		469

Telecommunication Services (0.1%)
* Glu Mobile, Inc.		500	5
* NeuStar, Inc. - Class A		13,300	378

Total			383

Utilities (0.0%)
ITC Holdings Corp.		2,700	117

Total			117

Total SMALL CAP COMMON STOCKS			30,592

Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
Shreveport Gaming Holdings, Inc.		298	4

Total Warrants			4

Total Domestic Common Stocks and Warrants (Cost: $93,523)			109,975

Foreign Common Stocks (18.5%)
Consumer Discretionary (2.9%)
Burberry Group PLC	United Kingdom	40,855	525
Casio Computer Co., Ltd.	Japan	18,100	396
* Central European Media Enterprises, Ltd.	Bermuda	1,500	133
Esprit Holdings, Ltd.	Hong Kong	38,500	450
* Fiat SPA	Italy	28,055	706
* Focus Media Holding, Ltd., ADR	China	5,200	408
Hugo Boss AG	Germany	7,680	446
Inditex SA	Spain	11,265	700
Intercontinental Hotels Group PLC	United Kingdom	21,389	529
* Kuoni Reisen Holding	Switzerland	665	399
Point, Inc.	Japan	6,620	421
PPR SA	France	3,070	491
* Sol Melia SA	Spain	22,680	545
Swatch Group	Switzerland	1,800	476
Toyota Motor Corp.	Japan	8,000	513
United Arrows, Ltd.	Japan	13,700	262
* Urbi Desarollos Urbanos SA	Mexico	118,515	488
WPP Group PLC	United Kingdom	28,375	430

Total			8,318

Consumer Staples (1.5%)
Alimentation Couche-Tard, Inc.	Canada	5,485	115
Barry Callebaut AG	Switzerland	700	521
Coca Cola Hellenic Bottling Co. SA	Greece	11,550	486
Davide Campari-Milano SPA	Italy	27,920	275
Heineken NV	Netherlands	8,030	420
Iaws Group PLC	Ireland	15,280	356
Reckitt Benckiser PLC	United Kingdom	11,835	615
Tesco PLC	United Kingdom	63,680	557
Wal-Mart De Mexico SA de CV	Mexico	133,770	570
Woolworths, Ltd.	Australia	21,440	472

Total			4,387

Energy (0.6%)
* Artumas Group, Inc.	Norway	9,790	111
* Electromagnetic Geoservices AS	Norway	9,185	220
Expro International Group PLC	United Kingdom	4,970	86
* Petroleum Geo-Services ASA	Norway	18,285	478
* Seajacks International, Ltd.	Norway	11,435	105
Tenaris SA, ADR	Italy	8,305	381
* TGS Nopec Geophysical Co. ASA	Norway	18,250	422

Total			1,803

Financials (3.8%)
Admiral Group PLC	United Kingdom	29,875	674
AEON Mall Co., Ltd.	Japan	14,700	432
Allianz SE	Germany	2,765	568
Allied Irish Banks PLC	Ireland	12,350	366
Anglo Irish Bank Corp. PLC	Ireland	45,000	961
Ardepro Co., Ltd.	Japan	1,172	421
Axa SA	France	11,945	506
Azimut Holding SPA	Italy	34,250	506
Banca Italease SPA	Italy	6,130	393
Banca Popolare di Milano	Italy	16,778	260
* Banca Popolare Italiana Scrl	Italy	14,430	226
Banco Espanol de Credito SA	Spain	18,530	443
Banco Popolare Di Verona e Novara Scrl	Italy	7,235	225
Credit Suisse Group	Switzerland	7,675	551
Erste Bank Der Oesterreichischen Sparkassen AG	Austria	7,405	576
Hypo Real Estate Holding AG	Germany	5,065	323
IKB Deutsche Industriebank AG	Germany	10,000	399
Industrial Bank of Korea	South Korea	7,160	143
* Korean Reinsurance Co.	South Korea	19,780	260
Manulife Financial Corp.	Canada	5,945	205
* Norgani Hotels ASA	Norway	7,401	85
Piraeus Bank SA	Greece	13,490	469
* Scandinavian Property Developement ASA	Norway	23,060	193
Swiss Life Holding	Switzerland	825	207
* Tag Tegernsee Immobilien Und Beteiligungs AG	Germany	21,360	292
The Toronto-Dominion Bank	Canada	4,930	295
UBS AG	Switzerland	4,065	242
Unicredito Italiano SPA	Italy	58,485	557

Total			10,778

Health Care (1.4%)
* Actelion, Ltd.	Switzerland	485	113
CSL, Ltd.	Australia	8,270	551
Daiichi Sankyo Co., Ltd.	Japan	14,600	447
Elekta AB	Sweden	6,050	109
Merck KGaA	Germany	3,690	476
* Neurochem, Inc.	Canada	8,610	130
Nobel Biocare Holding AG	Switzerland	1,900	694
Shire PLC, ADR	United Kingdom	2,590	160
Stada Arzneimittel AG	Germany	7,150	434
Takeda Pharmaceutical Co., Ltd.	Japan	5,200	341
Terumo Corp.	Japan	5,300	206
* William Demont Holding	Denmark	2,590	230

Total			3,891

Industrials (4.7%)
ABB, Ltd.	Switzerland	35,740	613
Aker Yards AS	Norway	16,500	285
* Alstom	France	3,650	474
Assa Abloy AB	Sweden	20,700	476
Atlas Copco AB	Sweden	13,800	458
CAE, Inc.	Canada	47,075	533
Capita Group PLC	United Kingdom	37,305	501
Chiyoda Corp.	Japan	20,000	439
Cia De Concessoes Rodovia	Brazil	28,380	375
Daewoo Shipbuilding & Marine Engineering Co.	South Korea	7,660	281
* Deutz AG	Germany	12,950	196
* Dof Subsea Asa	Norway	10,325	86
* Eitzen Chemical ASA	Norway	21,300	92
FLSmidth & Co. A/S	Denmark	7,260	492
* Grafton Group PLC	Ireland	27,565	416
Hopewell Holdings	Hong Kong	116,000	448
Kitz Corp.	Japan	48,000	436
Kuehne & Nagel International AG	Switzerland	4,980	410
Metso Corp.	Finland	9,710	513
Michael Page International PLC	United Kingdom	63,360	667
MTU Aero Engines Holding AG	Germany	9,335	558
Nikkei 225 ETF	Japan	3,040	452
PT Berlian Laju Tanker Tbk	Indonesia	1,493,500	308
Sembcorp Marine, Ltd.	Singapore	189,000	439
SGS SA	Switzerland	390	466
Siemens AG	Germany	5,000	534
* Thielert AG	Germany	7,815	243
Tianjin Development Holdings	Hong Kong	398,000	302
TNT NV	Netherlands	10,650	488
TOPIX ETF	Japan	28,700	425
Vinci SA	France	4,030	624
* Wavin NV	Netherlands	7,425	147

Total			13,177

Information Technology (1.7%)
* Autonomy Corp. PLC	United Kingdom	37,017	499
Cap Gemini SA	France	7,570	576
EVS Broadcast Equipment SA	Belgium	2,975	190
* Gresham Computing PLC	United Kingdom	38,450	92
Hon Hai Precision Industry Co., Ltd.	Taiwan	22,000	148
Infosys Technologies, Ltd.	India	6,597	305
Kontron AG	Germany	32,311	533
Neopost SA	France	3,880	555
Nippon Electric Glass Co., Ltd.	Japan	34,500	604
Star Micronics Co., Ltd.	Japan	20,300	438
Telechips, Inc.	Korea	8,959	139
* Temenos Group AG	Switzerland	23,705	456
Vtech Holdings, Ltd.	Hong Kong	59,000	426

Total			4,961

Materials (1.4%)
Companhia Vale do Rio Doce, Adr	Brazil	16,100	597
* Crew Minerals Asa	Norway	43,055	118
CRH PLC	Ireland	11,885	508
* Gammon Lake Resources, Inc.	Canada	22,765	402
Imperial Chemical Industries PLC	United Kingdom	44,509	438
K+S AG	Germany	4,985	548
* Smurfit Kappa Group PLC	Ireland	6,100	152
Sumitomo Titanium Corp.	Japan	3,800	422
* Syngenta AG	Switzerland	2,365	453
Tokuyama Corp.	Japan	28,000	489

Total			4,127

Telecommunication Services (0.3%)
* Freenet AG	Germany	11,310	347
Tele2 AB - B Shares	Sweden	6,340	104
Telenor Asa	Norway	29,720	528

Total			979

Utilities (0.2%)
CEZ	Czech Republic	5,270	237
Veolia Environment	France	3,025	225

Total			462

Total Foreign Common Stocks (Cost: $40,250)			52,883

Investment Grade Segment (8.8%)
Aerospace/Defense (0.6%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A		145,000	143
Boeing Capital Corp., 4.75%, 8/25/08		255,000	254
General Dynamics Corp., 3.00%, 5/15/08		305,000	298
General Dynamics Corp., 4.25%, 5/15/13		50,000	48
L-3 Communications Corp., 6.375%, 10/15/15		345,000	341
Lockheed Martin Corp., 6.15%, 9/1/36		70,000	73
Lockheed Martin Corp., 7.65%, 5/1/16		100,000	116
Raytheon Co., 5.50%, 11/15/12		305,000	310

Total			1,583

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09		155,000	157
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31		20,000	25

Total			182

Banking (1.2%)
Bank of America Corp., 5.42%, 3/15/17 144A		235,000	233
Bank of America Corp., 5.625%, 10/14/16		150,000	152
Bank of New York, 4.95%, 1/14/11		75,000	75
Bank One Corp., 5.25%, 1/30/13		235,000	235
Barclays Bank PLC, 5.926%, 12/15/16 144A		70,000	70
BB&T Corp., 4.90%, 6/30/17		55,000	52
Citigroup, Inc., 5.50%, 2/15/17		370,000	368
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A		40,000	39
Fifth Third Bancorp, 5.45%, 1/15/17		155,000	154
JPMorgan Chase Bank NA, 5.875%, 6/13/16		145,000	149
M&I Marshall & Ilsley Bank, 5.25%, 9/4/12		250,000	251
Mellon Funding Corp., 6.375%, 2/15/10		260,000	271
National Australia Bank, Ltd., 4.80%, 4/6/10 144A		199,000	198
Northern Trust Corp., 5.30%, 8/29/11		45,000	45
PNC Funding Corp., 5.625%, 2/1/17		50,000	50
State Street Bank and Trust Co., 5.30%, 1/15/16		250,000	248
UnionBanCal Corp., 5.25%, 12/16/13		50,000	50
US Bank NA, 4.80%, 4/15/15		90,000	86
Wachovia Corp., 5.35%, 3/15/11		175,000	177
Wachovia Corp., 5.625%, 10/15/16		90,000	90
Washington Mutual, Inc., 5.00%, 3/22/12		70,000	68
Wells Fargo Bank NA, 5.75%, 5/16/16		60,000	62
Zions Bancorporation, 5.50%, 11/16/15		125,000	123

Total			3,246

Beverage/Bottling (0.2%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13		25,000	24
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36		30,000	29
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33		15,000	15
Bottling Group LLC, 5.50%, 4/1/16		65,000	65
Constellation Brands, Inc., 7.25%, 9/1/16		90,000	91
Diageo Capital PLC, 4.375%, 5/3/10		45,000	44
PepsiAmericas, Inc., 4.875%, 1/15/15		150,000	144
SABMiller PLC, 6.20%, 7/1/11 144A		155,000	161

Total			573

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	40,000	41

Total		41

Cable/Media/Broadcasting/Satellite (0.9%)
CBS Corp., 5.625%, 5/1/07	1,000,000	1,000
CBS Corp., 6.625%, 5/15/11	25,000	26
Clear Channel Communications, Inc., 6.25%, 3/15/11	115,000	114
Comcast Corp., 5.875%, 2/15/18	55,000	55
Comcast Corp., 6.50%, 1/15/17	140,000	148
Cox Communications, Inc., 4.625%, 1/15/10	45,000	44
Historic TW, Inc., 6.625%, 5/15/29	75,000	76
News America, Inc., 6.15%, 3/1/37 144A	15,000	14
News America, Inc., 6.40%, 12/15/35	35,000	35
Rogers Cable, Inc., 5.50%, 3/15/14	280,000	273
TCI Communications, Inc., 8.75%, 8/1/15	60,000	71
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	255,000	261
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	55,000	65
Time Warner, Inc., 6.875%, 5/1/12	40,000	43
Viacom Inc., 5.75%, 4/30/11	65,000	66
Viacom, Inc., 6.25%, 4/30/16	10,000	10

Total		2,301

Conglomerate/Diversified Manufacturing (0.0%)
Honeywell International, Inc., 5.30%, 3/15/17	30,000	30
United Technologies Corp., 6.35%, 3/1/11	60,000	62

Total		92

Consumer Products (0.2%)
The Clorox Co., 4.20%, 1/15/10	150,000	147
Fortune Brands, Inc., 5.375%, 1/15/16	70,000	67
The Gillette Co., 2.50%, 6/1/08	350,000	339
The Procter & Gamble Co., 5.55%, 3/5/37	40,000	39

Total		592

Electric Utilities (1.5%)
Carolina Power & Light, Inc., 5.15%, 4/1/15	25,000	25
Carolina Power & Light, Inc., 6.50%, 7/15/12	20,000	21
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	15,000	15
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	15,000	16
CMS Energy Corp., 6.875%, 12/15/15	100,000	104
Consolidated Edison Co. of New York, 5.375%, 12/15/15	30,000	30
Consolidated Edison Co. of New York, 5.50%, 9/15/16	35,000	35
Consumer Energy Co., 4.80%, 2/17/09	310,000	307
DTE Energy Co., 7.05%, 6/1/11	380,000	406
Duke Energy Corp., 6.45%, 10/15/32	100,000	106
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	95,000	90
Entergy Mississippi, Inc., 6.25%, 4/1/34	55,000	53
Florida Power & Light Co., 5.625%, 4/1/34	60,000	59
Florida Power Corp., 4.50%, 6/1/10	178,000	175
FPL Group Capital, Inc., 5.551%, 2/16/08	235,000	235
Indiana Michigan Power, 5.05%, 11/15/14	160,000	155
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	62,514	61
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	100,000	98
MidAmerican Energy Holdings Co., 6.125%, 4/1/36	15,000	15
Monongahela Power Co., 5.70%, 3/15/17 144A	45,000	45
Nevada Power Co., 5.875%, 1/15/15	95,000	96
Nevada Power Co., 6.50%, 5/15/18	95,000	99
Northern States Power Co., 5.25%, 10/1/18	15,000	15
Oncor Electric Delivery Co., 6.375%, 1/15/15	75,000	78
Oncor Electric Delivery Co., 7.00%, 9/1/22	55,000	59
Pacific Gas & Electric Co., 5.80%, 3/1/37	15,000	14
Pacific Gas & Electric Co., 6.05%, 3/1/34	60,000	60
PacifiCorp, 5.45%, 9/15/13	240,000	240
PacifiCorp, 5.75%, 4/1/37	55,000	54
PPL Electric Utilities Corp., 4.30%, 6/1/13	125,000	117
PPL Electric Utilities Corp., 5.875%, 8/15/07	40,000	40
PPL Electric Utilities Corp., 6.25%, 8/15/09	10,000	10
PPL Energy Supply LLC, 6.00%, 12/15/36	25,000	24
Progress Energy, Inc., 6.85%, 4/15/12	60,000	64
Public Service Co. of Colorado, 5.50%, 4/1/14	110,000	111
Public Service Electric & Gas Co., 5.00%, 1/1/13	100,000	98
Public Service Electric & Gas Co., 5.70%, 12/1/36	95,000	91
Puget Sound Energy, Inc., 3.363%, 6/1/08	115,000	112
Puget Sound Energy, Inc., 6.274%, 3/15/37	60,000	60
Southern California Edison Co., 5.00%, 1/15/16	115,000	112
Southern California Edison Co., 5.55%, 1/15/37	20,000	19
Tampa Electric Co., 6.55%, 5/15/36	30,000	32
Toledo Edison Co. 6.15%, 5/15/37	155,000	152
Virginia Electric & Power Co., 6.00%, 1/15/36	110,000	110
Xcel Energy, Inc., 6.50%, 7/1/36	50,000	53

Total		3,971

Food Processors (0.2%)
General Mills, Inc., 5.70%, 2/15/17	55,000	55
Kellogg Co., 6.60%, 4/1/11	295,000	310
Kraft Foods, Inc., 5.25%, 10/1/13	30,000	30
Kraft Foods, Inc., 6.25%, 6/1/12	165,000	171

Total		566

Gaming/Lodging/Leisure (0.0%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	40,000	33
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	95,000	98

Total		131

Gas Pipelines (0.1%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	130,000	126
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	100,000	108
Kinder Morgan Finance, 5.35%, 1/5/11	135,000	133
Southern Natural Gas Co., 5.90%, 4/1/17 144A	20,000	20

Total		387

Independent Finance (0.2%)
GMAC LLC, 6.00%, 12/15/11	125,000	121
HSBC Finance Corp., 4.125%, 11/16/09	195,000	191
International Lease Finance Corp., 4.75%, 1/13/12	100,000	98
iStar Financial, Inc., 5.15%, 3/1/12	90,000	88

Total		498

Industrials - Other (0.1%)
Centex Corp., 5.45%, 8/15/12	45,000	43
Centex Corp., 7.875%, 2/1/11	15,000	16
DR Horton, Inc., 5.375%, 6/15/12	30,000	29
DR Horton, Inc., 7.875%, 8/15/11	10,000	11
KB HOME, 7.75%, 2/1/10	95,000	94
Lennar Corp., 5.95%, 10/17/11	70,000	70
Meritage Homes Corp., 6.25%, 3/15/15	90,000	81

Total		344

Information/Data Technology (0.0%)
Cisco Systems, Inc., 5.50%, 2/22/16	15,000	15
Seagate Technology HDD Holdings, 6.80%, 10/1/16	40,000	40

Total		55

Life Insurance (0.0%)
Lincoln National Corp., 6.05%, 4/20/67	10,000	10

Total		10

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	70,000	69

Total		69

Metals/Mining (0.1%)
Alcoa, Inc., 5.72%, 2/23/19 144A	100,000	99
Alcoa, Inc., 5.90%, 2/1/27	105,000	102

Total		201

Mortgage Banking (0.1%)
Residential Capital LLC, 6.00%, 2/22/11	130,000	128
Residential Capital LLC, 6.50%, 4/17/13	130,000	129

Total		257

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.25%, 9/15/17	15,000	14
NiSource Finance Corp., 5.40%, 7/15/14	45,000	44

Total		58

Oil & Gas Field Machines and Services (0.0%)
Weatherford International, Ltd., 6.50%, 8/1/36	35,000	35

Total		35

Oil and Gas (0.6%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	45,000	45
Anadarko Petroleum Corp., 6.45%, 9/15/36	30,000	30
Anadarko Petroleum Corp., 7.50%, 5/1/31	60,000	66
Apache Corp., 5.625%, 1/15/17	15,000	15
Apache Corp., 6.00%, 1/15/37	20,000	20
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	25,000	25
Canadian Natural Resources, Ltd., 6.25%, 3/15/38	25,000	24
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	40,000	41
Conoco Funding Co., 6.35%, 10/15/11	215,000	227
ConocoPhilips Canada Funding Co., 5.30%, 4/15/12	45,000	45
ConocoPhilips Canada Funding Co., 5.625% 10/15/16	30,000	30
Devon Energy Corp., 7.95%, 4/15/32	25,000	30
Devon Financing Corp. ULC, 6.875%, 9/30/11	45,000	48
Encana Holdings Finance Corp., 5.80%, 5/1/14	60,000	61
Hess Corp., 7.125%, 3/15/33	20,000	22
Nexen, Inc., 5.875%, 3/10/35	105,000	98
Occidental Petroleum, 4.00%, 11/30/07	120,000	119
Pemex Project Funding Master Trust, 5.75%, 12/15/15	200,000	200
Petro-Canada, 5.95%, 5/15/35	55,000	52
Pioneer Natural Resource, 6.875%, 5/1/18	110,000	108
Suncoc, Inc., 5.75%, 1/15/17	65,000	64
Talisman Energy, Inc., 5.85%, 2/1/37	123,000	111
Tesoro Corp., 6.25%, 11/1/12	120,000	122
Valero Energy Corp., 7.50%, 04/15/32	85,000	97
XTO Energy, Inc., 5.30%, 6/30/15	15,000	15

Total		1,715

Other Finance (0.1%)
SLM Corp., 5.45%, 4/25/11	255,000	258

Total		258

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	50,000	48

Total		48

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	260,000	248
Wyeth, 5.95%, 4/1/37	45,000	44

Total		292

Property and Casualty Insurance (0.3%)
Berkley (WR) Corp., 9.875%, 5/15/08	600,000	626
Berkshire Hathaway Finance, 3.40%, 7/2/07	250,000	249

Total		875

Railroads (0.3%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	240,000	243
Norfolk Southern Corp., 6.20%, 4/15/09	45,000	46
Union Pacific Corp., 3.875%, 2/15/09	240,000	234
Union Pacific Corp., 6.65%, 1/15/11	45,000	47
Union Pacific Corp., 7.375%, 9/15/09	240,000	254

Total		824

Real Estate Investment Trusts (0.4%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	50,000	50
AvalonBay Communities, Inc., 5.50%, 1/15/12	25,000	25
BRE Properties, Inc., 5.50%, 3/15/17	25,000	25
Colonial Realty LP, 6.05%, 9/1/16	20,000	20
Developers Diversified Realty Corp., 5.375%, 10/15/12	80,000	80
Duke Realty LP, 5.95%, 2/15/17	45,000	46
ERP Operating LP, 5.25%, 9/15/14	120,000	119
First Industrial LP, 5.25%, 6/15/09	50,000	50
Health Care Property Investors, Inc., 6.00%, 1/30/17	25,000	25
HRPT Properties Trust, 5.75%, 11/1/15	65,000	65
ProLogis, 5.50%, 3/1/13	115,000	116
ProLogis, 5.75%, 4/1/16	65,000	66
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	220,000	225
Simon Property Group LP, 5.375%, 6/1/11	195,000	196
Simon Property Group LP, 5.60%, 9/1/11	50,000	51
Simon Property Group LP, 6.10%, 5/1/16	95,000	99

Total		1,258

Retail Food and Drug (0.1%)
CVS Corp., 4.875%, 9/15/14	65,000	63
CVS Corp., 6.125%, 8/15/16	50,000	52
Delhaize America, Inc., 8.125%, 4/15/11	155,000	169

Total		284

Retail Stores (0.6%)
Costco Wholesale Corp., 5.50%, 3/15/17	30,000	30
Federated Department Stores, Inc., 5.90%, 12/1/16	30,000	30
Federated Department Stores, Inc., 6.30%, 4/1/09	320,000	326
Federated Department Stores, Inc., 7.00%, 2/15/28	10,000	10
Federated Retail Holdings, Inc., 5.35%, 3/15/12	40,000	40
The Home Depot, Inc., 5.875%, 12/16/36	310,000	296
JC Penney Corp., Inc., 6.875%, 10/15/15	30,000	32
JC Penney Corp., Inc., 7.95%, 4/1/17	40,000	45
May Department Stores Co., 6.65%, 7/15/24	5,000	5
Target Corp., 5.40%, 10/1/08	715,000	719
Wal-Mart Stores, Inc., 5.375%, 4/5/17	30,000	30
Wal-Mart Stores, Inc., 5.875%, 4/5/27	60,000	60

Total		1,623

Security Brokers and Dealers (0.3%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	190,000	186
Goldman Sachs Group, Inc., 5.625%, 1/15/17	125,000	124
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	200,000	201
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	30,000	30
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	170,000	174
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	20,000	20
Morgan Stanley, 5.375%, 10/15/15	135,000	133
Morgan Stanley, 6.25%, 8/9/26	60,000	62

Total		930

Telecommunications (0.5%)
AT&T Corp., 8.00%, 11/15/31	200,000	247
CenturyTel, Inc., 6.00%, 4/1/17	10,000	10
Cingular Wireless LLC, 7.125%, 12/15/31	130,000	143
Deutsche Telekom International Finance, 5.75%, 3/23/16	35,000	35
Embarq Corp., 6.738%, 6/1/13	50,000	52
Embarq Corp., 7.082%, 6/1/16	50,000	51
Embarq Corp., 7.995%, 6/1/36	45,000	46
France Telecom SA, 8.50%, 3/1/31	55,000	71
Sprint Capital Corp., 6.90%, 5/1/19	90,000	93
Sprint Capital Corp., 8.375%, 3/15/12	185,000	206
Sprint Capital Corp., 8.75%, 3/15/32	30,000	35
Telecom Italia Capital, 4.00%, 1/15/10	130,000	126
Telecom Italia Capital, 6.20%, 7/18/11	100,000	103
Verizon Communications, Inc., 5.50%, 4/1/17	35,000	35
Verizon Communications, Inc., 5.55%, 2/15/16	70,000	70
Verizon Global Funding Corp., 5.85%, 9/15/35	80,000	76
Vodafone Group PLC, 5.50%, 6/15/11	160,000	162

Total		1,561

Tobacco (0.0%)
Reynolds America, Inc., 7.625%, 6/1/16	80,000	85

Total		85

Vehicle Parts (0.0%)
Johnson Controls, Inc., 5.25%, 1/15/11	45,000	45
Johnson Controls, Inc., 5.50%, 1/15/16	60,000	60
Johnson Controls, Inc., 6.00%, 1/15/36	30,000	29

Total		134

Yankee Sovereign (0.0%)
United Mexican States, 5.625%, 1/15/17	110,000	111

Total		111

Total Investment Grade Segment (Cost: $25,309)		25,190

Governments (3.9%)
Governments (3.9%)
Housing & Urban Development, 6.08%, 8/1/13	100,000	104
Japan Government, 0.50%, 6/20/07	50,000,000	424
Overseas Private Investment, 4.10%, 11/15/14	100,080	97
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	1,000,000	810
US Treasury, 4.50%, 2/15/36	1,498,000	1,412
US Treasury, 4.625%, 9/30/08	1,494,000	1,492
US Treasury, 4.625%, 12/31/11	2,395,000	2,403
US Treasury, 4.625%, 11/15/16	564,000	562
US Treasury, 4.625%, 02/15/17	3,705,000	3,697
US Treasury, 4.75%, 2/15/37	280,000	276

Total Governments (Cost: $11,307)		11,277

Structured Products (14.6%)
Structured Products (14.6%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	1,183,000	1,175
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.082%, 2/14/43 IO	5,794,315	193
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 12/28/26 144A	277,358	277
Banc of America Mortgage Securities, 4.657%, 8/25/34	288,000	286
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	645,000	633
Capital Auto Receivables Trust, Series 2006-2, Class A1, 5.34%, 12/15/2007	56,321	56
Capital One Auto Finance Trust, 5.31%, 5/15/09	223,032	223
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	140,000	139
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	229,135	226
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	269,552	267
Countrywide Alternative Loan Trust, 5.41%, 2/25/36 144A	269,192	269
Daimler Chrysler Auto Trust, Series 2006-C, Class A1, 5.334%, 10/8/07 144A	82,261	82
Fannie Mae Whole Loan, 6.25%, 5/25/42	478,064	485
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	145,229	137
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	218,449	212
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	490,112	475
Federal Home Loan Mortgage Corp., 5.00%, 11/1/19	344,777	341
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	46,054	45
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	170,906	168
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	182,091	180
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	1,081,547	1,046
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	1,920,569	1,859
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	61,983	62
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	178,185	179
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	34,378	34
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	245,447	245
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	623,000	624
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	142,857	142
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	1,681,814	1,664
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	51,550	53
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	120,996	123
Federal Home Loan Mortgage Corp., 6.50%, 12/1/36	524,910	535
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	537,241	546
Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/37	769,000	758
Federal Home Loan Mortgage Corp. TBA, 6.00%, 4/1/37	2,191,000	2,209
Federal National Mortgage Association, 4.50%, 6/1/19	425,720	413
Federal National Mortgage Association, 4.50%, 12/1/19	48,039	47
Federal National Mortgage Association, 4.50%, 7/1/20	270,806	262
Federal National Mortgage Association, 5.00%, 3/1/20	194,861	192
Federal National Mortgage Association, 5.00%, 4/1/20	81,817	81
Federal National Mortgage Association, 5.00%, 5/1/20	329,713	325
Federal National Mortgage Association, 5.00%, 11/1/34	1,077,513	1,043
Federal National Mortgage Association, 5.00%, 4/1/35	166,456	161
Federal National Mortgage Association, 5.00%, 7/1/35	461,324	446
Federal National Mortgage Association, 5.00%, 10/1/35	85,555	83
Federal National Mortgage Association, 5.17%, 1/1/16	214,360	214
Federal National Mortgage Association, 5.285%, 4/1/16	587,340	595
Federal National Mortgage Association, 5.32%, 4/1/14	139,582	141
Federal National Mortgage Association, 5.38%, 1/1/17	151,000	152
Federal National Mortgage Association, 5.50%, 4/1/21	187,189	188
Federal National Mortgage Association, 5.50%, 10/1/34	586,778	582
Federal National Mortgage Association, 5.50%, 3/1/35	197,115	196
Federal National Mortgage Association, 5.50%, 7/1/35	75,861	75
Federal National Mortgage Association, 5.50%, 8/1/35	134,515	133
Federal National Mortgage Association, 5.50%, 9/1/35	1,305,227	1,293
Federal National Mortgage Association, 5.50%, 10/1/35	1,411,138	1,398
Federal National Mortgage Association, 5.50%, 11/1/35	1,007,362	998
Federal National Mortgage Association, 5.50%, 12/1/36	343,111	339
Federal National Mortgage Association, 5.50%, 1/1/37	188,562	187
Federal National Mortgage Association, 5.50%, 2/1/37	1,027,600	1,016
Federal National Mortgage Association, 6.00%, 10/1/34	591,192	597
Federal National Mortgage Association, 6.00%, 11/1/34	426,163	430
Federal National Mortgage Association, 6.00%, 5/1/35	21,741	22
Federal National Mortgage Association, 6.00%, 6/1/35	4,344	4
Federal National Mortgage Association, 6.00%, 7/1/35	226,990	229
Federal National Mortgage Association, 6.00%, 8/1/35	70,713	71
Federal National Mortgage Association, 6.00%, 10/1/35	183,173	185
Federal National Mortgage Association, 6.00%, 11/1/35	377,679	381
Federal National Mortgage Association, 6.00%, 9/1/36	287,756	290
Federal National Mortgage Association, 6.50%, 9/1/31	46,625	48
Federal National Mortgage Association, 6.50%, 11/1/35	164,986	168
Federal National Mortgage Association, 6.50%, 12/1/35	273,026	279
Federal National Mortgage Association, 6.50%, 4/1/36	101,611	104
Federal National Mortgage Association, 6.50%, 11/1/36	25,904	26
Federal National Mortgage Association, 6.50%, 12/1/36	90,728	92
Federal National Mortgage Association, 6.50%, 2/1/37	104,906	107
Federal National Mortgage Association, 6.50%, 3/1/37	1,170,900	1,196
Federal National Mortgage Association - Aces, Series 2006-M1, Class B, 5.355%, 2/25/16	555,000	559
Federal National Mortgage Association TBA, 5.00%, 4/1/37	3,255,000	3,145
Federal National Mortgage Association TBA, 6.00%, 3/1/35	1,129,000	1,137
Final Maturity Amortizing Notes, 4.45%, 8/25/12	451,145	438
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	257,285	259
First Union-Lehman Brothers Commercial Mortgage Trust II,	145,000	146
Commerical Mortgage Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29
Freddie Mac, 4.50%, 10/15/33	121,528	118
Freddie Mac, Series - 2840, Class LK, 6.00%, 11/15/17	190,133	194
Greenwich Capital Commerical Funding Corp, Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	213,694	214
Honda Auto Receivables Owner Trust, 3.53%, 10/21/08	188,649	188
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	99,270	104
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37 144A	286,866	287
TBW Mortgage Backed Pass Through Certification, 5.41%, 3/25/37	293,721	294
Wachovia Auto Loan Owner Trust, 5.35%, 5/20/10	1,810,000	1,812
Washington Mutual Asset Securities Corp., 4.061%, 10/25/33	144,000	142
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	339,079	329
Wells Fargo Mortgage Backed Securities, 4.00%, 8/25/34	437,000	428
World Omni Auto Receivables Trust, 5.374%, 10/15/07	242,979	243
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	997,000	995

Total Structured Products (Cost: $41,851)		41,769

Below Investment Grade Segment (8.1%)
Aerospace/Defense (0.2%)
Bombardier, Inc., 8.00%, 11/15/14 144A	35,000	36
DRS Technologies, Inc., 7.625%, 2/1/18	55,000	57
Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.50% 144A	32,000	33
(c) Hawker Beechcraft Acquisition Co., LLC/Hawker Beechcraft Notes Co., 8.875% 144A	22,000	23
L-3 Communications Corp., 6.375%, 10/15/15	165,000	163
L-3 Communications Corp., 7.625%, 6/15/12	85,000	88
TransDigm, Inc., 7.75%, 7/15/14	30,000	31

Total		431

Autos/Vehicle Parts (0.4%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	78,000	78
Arvinmeritor, Inc., 8.75%, 3/1/12	26,000	27
Cooper Tire & Rubber Co., 8.00%, 12/15/19	60,000	58
Ford Motor Co., 7.45%, 7/16/31	215,000	166
Ford Motor Credit Co., 8.00%, 12/15/16	100,000	96
Ford Motor Credit Co., 8.625%, 11/1/10	55,000	56
Ford Motor Credit Co., 9.875%, 8/10/11	225,000	239
General Motors Corp., 8.375%, 7/15/33	135,000	121
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	45,000	48
Lear Corp., 8.50%, 12/1/13	30,000	29
Lear Corp., 8.75%, 12/1/16	64,000	61
TRW Automotive, Inc., 7.25%, 3/15/17 144A	145,000	142
Visteon Corp., 8.25%, 8/1/10	35,000	36

Total		1,157

Basic Materials (1.3%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	119,000	114
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	50,000	47
Arch Western Finance LLC, 6.75%, 7/1/13	110,000	108
BCP Caylux Holding, 9.625%, 6/15/14	43,000	49
Berry Plastics Holding Corp., 8.875%, 9/15/14	40,000	41
Bowater Canada Finance, 7.95%, 11/15/11	50,000	49
Cascades, Inc., 7.25%, 2/15/13	35,000	35
Catalyst Paper Corp., 8.625%, 6/15/11 Series D	30,000	30
Crown Americas, Inc., 7.625%, 11/15/13	71,000	73
Crown Americas, Inc., 7.75%, 11/15/15	50,000	52
Equistar Chemicals LP, 8.75%, 2/15/09	70,000	73
Equistar Chemicals LP, 10.625%, 5/1/11	115,000	121
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	155,000	178
Freeport-McMoRan Copper & Gold, Inc., 7.10%, 3/19/14	1,000,000	1,001
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	115,000	124
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	150,000	162
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	137,000	138
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	87,000	87
Graphic Packaging International Corp., 9.50%, 8/15/13	65,000	69
Hexion US Finance Corp., 9.75%, 11/15/14 144A	145,000	152
Huntsman LLC, 11.50%, 7/15/12	50,000	56
Invista, 9.25%, 5/1/12 144A	55,000	59
Lyondell Chemical Co., 8.00%, 9/15/14	115,000	120
Massey Energy Co., 6.875%, 12/15/13	80,000	76
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	35,000	36
(c) Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	40,000	42
Mosaic Global Holdings, Inc., 7.375%, 12/1/14 144A	25,000	26
Mosaic Global Holdings, Inc., 7.625%, 12/1/16 144A	65,000	69
Norampac, Inc., 6.75%, 6/1/13	45,000	44
Novelis, Inc., 7.25%, 2/15/15	47,000	50
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	66,000	65
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	115,000	119
Peabody Energy Corp., 7.375%, 11/1/16	70,000	74
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	73,000	77
Smurfit-Stone Container, 8.375%, 7/1/12	70,000	70
Stone Container, 8.00%, 3/15/17 144A	55,000	54

Total		3,740

Builders/Building Materials (0.1%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	39,000	35
Beazer Homes USA, Inc., 6.875%, 7/15/15	16,000	14
Beazer Homes USA, Inc., 8.375%, 4/15/12	15,000	14
K. Hovnanian Enterprises, 7.75%, 5/15/13	105,000	95
KB Home, 7.75%, 2/1/10	60,000	59
Standard Pacific Corp., 6.25%, 4/1/14	45,000	40
Standard Pacific Corp., 7.75%, 3/15/13	61,000	59
Technical Olympic USA, Inc., 9.00%, 7/1/10	50,000	47

Total		363

Capital Goods (0.1%)
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	45,000	47
Terex Corp., 7.375%, 1/15/14	45,000	46
United Rentals North America, Inc., 6.50%, 2/15/12	165,000	165

Total		258

Consumer Products/Retailing (0.4%)
Education Management LLC, 10.25%, 6/1/16	85,000	92
GSC Holdings Corp., 8.00%, 10/1/12	80,000	85
Jarden Corp., 7.50%, 5/1/17	52,000	53
Jostens IH Corp., 7.625%, 10/1/12	52,000	53
Levi Strauss & Co., 8.875%, 4/1/16	90,000	96
Michaels Stores, Inc., 10.00%, 11/1/14 144A	60,000	64
Oxford Industries, Inc., 8.875%, 6/1/11	118,000	121
Phillips Van Heusen Corp., 7.25%, 2/15/11	37,000	38
Phillips Van Heusen Corp., 8.125%, 5/1/13	50,000	53
Rent-A-Center, 7.50%, 5/1/10	41,000	41
Rite Aid Corp., 7.50%, 3/1/17	86,000	85
Rite Aid Corp., 8.125%, 5/1/10	100,000	103
Rite Aid Corp., 8.625%, 3/1/15	31,000	29
Sally Holdings LLC, 10.50%, 11/15/16 144A	64,000	66
Simmons Bedding Co., 7.875%, 1/15/14	75,000	77
SUPERVALU, Inc., 7.50%, 11/15/14	80,000	83
United Auto Group, Inc., 7.75%, 12/15/16 144A	50,000	51
Warnaco, Inc., 8.875%, 6/15/13	50,000	53

Total		1,243

Energy (0.8%)
AmeriGas Partners LP, 7.25%, 5/20/15	55,000	56
Basic Energy Services, Inc., 7.125%, 4/15/16	80,000	78
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	90,000	90
Chesapeake Energy Corp., 6.375%, 6/15/15	58,000	58
Chesapeake Energy Corp., 6.625%, 1/15/06	99,000	100
Chesapeake Energy Corp., 7.50%, 9/15/13	45,000	47
Chesapeake Energy Corp., 7.625%, 7/15/13	50,000	53
Colorado Interstate Gas, 6.80%, 11/15/15	60,000	64
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	33,000	34
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	55,000	57
Complete Production Services, Inc., 8.00%, 12/15/16 144A	60,000	62
Denbury Resources, Inc., 7.50%, 12/15/15	60,000	61
El Paso Performance-Linked Trust, 7.75%, 7/15/11 144A	75,000	80
El Paso Production Holding, 7.75%, 6/1/13	125,000	130
Hanover Compressor Co., 7.50%, 4/15/13	36,000	37
Hanover Compressor Co., 9.00%, 6/1/14	50,000	54
Kinder Morgan Finance Co. ULC, 5.70%, 1/5/16	100,000	94
Kinder Morgan, Inc., 5.35%, 1/5/11	65,000	64
Newfield Exploration Co., 6.625%, 9/1/14	15,000	15
Newfield Exploration Co., 6.625%, 4/15/16	65,000	65
OPTI Canada, Inc., 8.25%, 12/15/14 144A	75,000	78
Petrohawk Energy Corp., 9.125%, 7/15/13	113,000	120
Pioneer Natural Resources Co., 5.875%, 7/15/16	45,000	42
Pioneer Natural Resources Co., 6.65%, 3/15/17	86,000	85
Plains Exploration & Production Co., 7.00%, 3/15/17	55,000	55
Pogo Producing Co., 7.875%, 5/1/13	51,000	51
Range Resources Corp., 6.375%, 3/15/15	72,000	71
Range Resources Corp., 7.50%, 5/15/16	15,000	15
Sesi LLC, 6.875%, 6/1/14	85,000	84
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	91,000	93
Tesoro Corp., 6.625%, 11/1/15	80,000	81
Whiting Petroleum Corp., 7.25%, 5/1/13	83,000	82
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17 - 144A	40,000	42
NSG Holdings LLC, 7.75%, 12/15/25 144A	81,000	85

Total		2,283

Financials (0.3%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	55,000	59
E*Trade Financial Corp., 7.875%, 12/1/15	90,000	97
General Motors Acceptance Corp. LLC, 6.75%, 12/1/14	75,000	74
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	175,000	176
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	130,000	139
LaBranche & Co., Inc., 9.50%, 5/15/09	25,000	26
LaBranche & Co., Inc., 11.00%, 5/15/12	38,000	41
Residental Capital LLC, 6.50%, 4/17/13	75,000	74
Residential Capital LLC, 6.875%, 6/30/15	75,000	76
Residential Capital LLC, 7.190%, 4/17/09 144A	95,000	94
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	60,000	63

Total		919

Foods (0.3%)
Albertson’s, Inc., 7.25%, 5/1/13	105,000	108
B&G Foods, Inc., 8.00%, 10/1/11	58,000	59
Constellation Brands, Inc., 7.25%, 9/1/16	65,000	66
Dole Foods Co., 8.625%, 5/1/09	120,000	119
Pilgrim’s Pride Corp., 7.625%, 5/1/15	69,000	69
Pilgrim’s Pride Corp., 8.375%, 5/1/17	33,000	33
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	110,000	108
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	55,000	54
Reynolds America, Inc., 7.25%, 6/1/13	75,000	79
Reynolds America, Inc., 7.625%, 6/1/16	85,000	90
Smithfield Foods, Inc., 7.75%, 5/15/13	83,000	86

Total		871

Gaming/Leisure/Lodging (0.6%)
AMC Entertainment, Inc., 11.00%, 2/1/16	54,000	61
American Casino & Entertainment, 7.85%, 2/1/12	60,000	62
Boyd Gaming Corp., 7.75%, 12/15/12	100,000	103
Buffalo Thunder Development Authority, 9.375%, 12/15/14 144A	25,000	26
Corrections Corp. of America, 6.25%, 3/15/13	96,000	96
Felcor Lodging LP, 8.50%, 6/1/11	83,000	89
Hertz Corp., 8.875%, 1/1/14	95,000	102
Host Hotels & Resorts LP, 6.875%, 11/1/14	23,000	23
Host Marriot LP, 7.125%, 11/1/13	210,000	216
Mandalay Resort Group, 9.375%, 2/15/10	50,000	54
MGM Mirage, Inc., 6.375%, 12/15/11	75,000	75
MGM Mirage, Inc., 6.75%, 9/1/12	50,000	50
MGM Mirage, Inc., 8.375%, 2/1/11	75,000	79
MGM Mirage, Inc., 8.50%, 9/15/10	95,000	102
Park Place Entertainment Corp., 8.125%, 5/15/11	135,000	143
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	28,000	31
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	65,000	67
Seminole Hard Rock Entertainment, 7.86%, 3/15/14 144A	45,000	46
Station Casinos, Inc., 6.625%, 3/15/18	45,000	40
Station Casinos, Inc., 6.875%, 3/1/16	45,000	41
Tropicana Entertainment, 9.625%, 12/15/14 144A	50,000	50
Universal City Development Corp., 11.75%, 4/1/10	44,000	47
Universal City Florida, 8.375%, 5/1/10	33,000	34
Wynn Las Vegas LLC, 6.625%, 12/1/14	155,000	153

Total		1,790

Health Care/Pharmaceuticals (0.4%)
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	30,000	32
HCA, Inc., 6.75%, 7/15/13	75,000	69
HCA, Inc., 9.125%, 11/15/14 144A	58,000	62
HCA, Inc., 9.25%, 11/15/16 144A	233,000	250
(c) HCA, Inc., 9.625%, 11/15/16 144A	87,000	94
Iasis Healthcare Corp., 8.75%, 6/15/14	99,000	102
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	50,000	51
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	20,000	20
Omnicare, Inc., 6.75%, 12/15/13	60,000	60
Senior Housing Properties Trust, 8.625%, 1/15/12	45,000	49
Service Corp. International, 6.75%, 4/1/16	60,000	60
Service Corp. International, 7.375%, 10/1/14	15,000	16
Tenet Healthcare Corp., 7.375%, 2/1/13	70,000	65
Tenet Healthcare Corp., 9.875%, 7/1/14	50,000	51
US Oncology, Inc., 9.00%, 8/15/12	60,000	64
Vanguard Health Holding II, 9.00%, 10/1/14	85,000	86
Ventas Realty LP/Capital Corp., 6.50%, 6/1/16	25,000	26
Ventas Realty LP/Capital Corp., 9.00%, 5/1/12	50,000	56

Total		1,213

Media (0.9%)
CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	75,000	78
Charter Communications Holding LLC, 10.25%, 9/15/10	125,000	132
Charter Communications Holdings LLC, 11.00%, 10/1/15	125,000	129
CSC Holdings, Inc., 7.625%, 4/1/11	150,000	153
CSC Holdings, Inc., 7.875%, 2/15/18	127,000	130
CSC Holdings, Inc., 8.125%, 7/15/09	60,000	62
CSC Holdings, Inc., 8.125%, 8/15/09	30,000	31
The DIRECTV Group, Inc., 6.375%, 6/15/15	30,000	29
Echostar DBS Corp., 6.375%, 10/1/11	65,000	65
Echostar DBS Corp., 7.00%, 10/1/13	85,000	88
EchoStar DBS Corp., 7.125%, 2/1/16	30,000	31
Idearc, Inc., 8.00%, 11/15/16 144A	286,000	293
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	60,000	63
Intelsat Bermuada, Ltd., 11.25%, 6/15/16 144A	51,000	58
Intelsat Bermuada, Ltd., 11.354%, 6/15/13 144A	65,000	70
Kabel Deutschland GMBH, 10.625%, 7/1/14	60,000	67
Lamar Media Corp., 6.625%, 8/15/15	75,000	73
LIN Television Corp., 6.50%, 5/15/13	90,000	88
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15	55,000	56
Mediacom Broadband LLC/Corp., 8.50%, 10/15/15 144A	30,000	31
Mediacom LLC/Capital Corp., 7.875%, 2/15/11	30,000	30
Primedia, Inc., 8.00%, 5/15/13	30,000	31
Quebecor World Corp., 9.75%, 1/15/15 144A	65,000	68
R.H. Donnelley Corp., 6.875%, 1/15/13	280,000	273
R.H. Donnelley Corp., 8.875%, 1/15/16	35,000	37
The Reader’s Digest Association, Inc., 9.00%, 2/15/17 144A	35,000	34
Sinclair Broadcast Group, 8.00%, 3/15/12	88,000	91
(c) Umbrella Acquisition, 9.75%, 3/15/15 144A	150,000	149
Videotron Ltee, 6.375%, 12/15/15	25,000	25

Total		2,465

Real Estate (0.1%)
American Real Estate Partners LP, 7.125%, 2/15/13	20,000	20
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	90,000	90
The Rouse Co., 7.20%, 9/15/12	85,000	88
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	76,000	77

Total		275

Services (0.2%)
Allied Waste North America, Inc., 6.875%, 6/1/17	70,000	70
Allied Waste North America, Inc., 7.25%, 3/15/15	70,000	71
ARAMARK Corp., 8.50%, 2/1/15 144A	45,000	47
ARAMARK Corp., 8.86%, 2/1/15 144A	30,000	31
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	40,000	43
Rental Service Corp., 9.50%, 12/1/14 144A	63,000	67
Seitel Acquisition Corp., 9.75%, 2/15/14 144A	25,000	25
Service Corp. International, 6.75%, 4/1/15 144A	70,000	70
WCA Waste Corp., 9.25%, 6/15/14	65,000	69

Total		493

Structured Product (0.8%)
Dow Jones Credit Derivative High Yield, 7.125%, 12/29/11 144A	1,000,000	1,027
Dow Jones Credit Derivative High Yield, 8.00%, 12/29/11 144A	1,000,000	1,023
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	160,000	166

Total		2,216

Technology (0.3%)
Flextronics International, Ltd., 6.50%, 5/15/13	75,000	74
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	65,000	65
(c) Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	99,000	98
Freescale Semiconductor, Inc., 10.125%, 12/15/16 144A	25,000	25
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	35,000	39
NXP BV, 7.875%, 10/15/14 144A	80,000	83
NXP BV, 9.50%, 10/15/15 144A	35,000	36
Sanmina Corp., 8.125%, 3/1/16	35,000	33
Stats Chippac, Inc., 6.75%, 11/15/11	43,000	44
Sungard Data Systems, Inc., 9.125%, 8/15/13	95,000	103
TDS Investor Corp., 9.875%, 9/1/14 144A	10,000	10
TDS Investor Corp., 11.875, 9/1/16 144A	65,000	71
Xerox Corp., 7.625%, 6/15/13	75,000	79

Total		760

Telecommunications (0.4%)
Belden CDT, Inc., 7.00%, 3/15/17 144A	30,000	31
Citizens Communications, 9.00%, 8/15/31	95,000	104
Citizens Communications, 9.25%, 5/15/11	215,000	239
Embarq Corp., 7.995%, 6/1/36	55,000	57
Qwest Capital Funding, Inc., 7.90%, 8/15/10	65,000	68
Qwest Communications International, Inc., 7.50%, 11/1/08	25,000	25
Qwest Corp., 7.50%, 10/1/14	16,000	17
Qwest Corp., 7.875%, 9/1/11	217,000	231
Rogers Wireless, Inc., 8.00%, 12/15/12	74,000	78
Windstream Corp., 7.00%, 3/15/19 144A	55,000	55
Windstream Corp., 8.125%, 8/1/13	85,000	92
Windstream Corp., 8.625%, 8/1/16	85,000	93

Total		1,090

Transportation (0.2%)
American Railcar Industries, Inc., 7.50%, 3/1/14 144A	55,000	57
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	67,000	72
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	50,000	54
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	35,000	35
OMI Corp., 7.625%, 12/1/13	84,000	85
Ship Finance International, Ltd., 8.50%, 12/15/13	40,000	41
Stena AB, 7.50%, 11/1/13	190,000	193

Total		537

Utilities (0.3%)
The AES Corp., 9.375%, 9/15/10	55,000	60
Aquila, Inc., 9.95%, 2/1/11	6,000	7
Dynegy Holdings, Inc., 8.375%, 5/1/16	65,000	68
Elwood Energy LLC, 8.159%, 7/5/26	31,466	33
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	165,000	191
Midwest Generation LLC, 8.75%, 5/1/34	60,000	65
Nevada Power Co., 8.25%, 6/1/11	65,000	71
NRG Energy, Inc., 7.25%, 2/1/14	125,000	128
NRG Energy, Inc., 7.375%, 2/1/16	30,000	31
NRG Energy, Inc., 7.375%, 1/15/17	191,000	196
PSEG Energy Holdings LLC, 8.50%, 6/15/11	22,000	24
Sierra Pacific Resources, 8.625%, 3/15/14	27,000	29

Total		903

Total Below Investment Grade Segment (Cost: $22,580)		23,007

Money Market Investments (10.0%)
Federal Government and Agencies (10.0%)
Federal Home Loan Bank, 5.15%, 4/20/07	2,000,000	1,994
Federal Home Loan Bank, 5.155%, 4/13/07	6,700,000	6,688
(b) Federal Home Loan Bank, 5.161%, 4/13/07	19,000,000	18,965
Federal Home Loan Mortgage Co., 5.147%, 6/11/07	1,000,000	990

TotalMoney Market Investments (Cost: $28,636)		28,637

Total Investments (102.5%) (Cost $263,456)(a)		292,738

Other Assets, Less Liabilities (-2.5%)		(7,236)

Net Assets (100.0%)		285,502

*	Non-Income Producing

ADR after the name of a security represents - American Depository Receipt.

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 the value of these securities (in thousands) was $9,384, representing 3.29% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $263,456 and the net unrealized appreciation of investments based on that cost was $29,282 which is comprised of $31,880 aggregate gross unrealized appreciation and $2,598 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

(c)	PIK – Payment in Kind

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	44	6/07	$130
(Total Notional Value at March 31, 2007, $15,613 )

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

Northwestern Mutual Series Fund, Inc.

Balanced Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Corporate Bonds (14.6%)	Shares/ $ Par	Value $ (000's)
Aerospace/Defense (0.8%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	2,565,000	2,528
Boeing Capital Corp., 4.75%, 8/25/08	3,359,000	3,343
General Dynamics Corp., 3.00%, 5/15/08	6,398,000	6,254
General Dynamics Corp., 4.25%, 5/15/13	890,000	850
L-3 Communications Corp., 6.375%, 10/15/15	4,235,000	4,198
Lockheed Martin Corp., 6.15%, 9/1/36	1,720,000	1,784
Raytheon Co., 5.50%, 11/15/12	4,584,000	4,663

Total		23,620

Auto Manufacturing (0.1%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	2,590,000	2,622
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	315,000	393

Total		3,015

Banking (2.0%)
Bank of America Corp., 5.36%, 8/1/07	2,400,000	2,400
Bank of America Corp., 5.30%, 3/15/17	1,055,000	1,038
Bank of America Corp., 5.625%, 10/14/16	2,680,000	2,716
Bank of America Corp., 5.42%, 3/15/17 144A	2,880,000	2,850
The Bank of New York Co., Inc., 4.95%, 1/14/11	1,550,000	1,546
Bank One Corp., 5.25%, 1/30/13	4,480,000	4,483
Barclays Bank PLC, 5.926%, 12/15/16 144A	1,195,000	1,196
BB&T Corp., 4.90%, 6/30/17	975,000	927
Citigroup, Inc., 5.50%, 2/15/17	5,630,000	5,602
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	670,000	658
Fifth Third Bancorp, 5.45%, 1/15/17	2,625,000	2,604
HBOS Treasury Services PLC, 5.32%, 4/9/08	3,000,000	3,000
JPMorgan Chase Bank NA, 5.875%, 6/13/16	3,055,000	3,138
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	2,480,000	2,481
Mellon Bank NA, 5.45%, 4/1/16	1,640,000	1,640
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	4,208,000	4,182
National City Bank, 5.25%, 12/15/16 144A	370,000	364
Northern Trust Corp., 5.30%, 8/29/11	795,000	803
PNC Funding Corp., 5.625%, 2/1/17	650,000	655
State Street Bank and Trust Co., 5.30%, 1/15/16	1,780,000	1,767
UnionBanCal Corp., 5.25%, 12/16/13	810,000	802
US Bank NA, 4.80%, 4/15/15	2,680,000	2,570
Wachovia Corp., 5.35%, 3/15/11	3,080,000	3,116
Wachovia Corp., 5.625%, 10/15/16	1,610,000	1,617
Washington Mutual Bank, 5.95%, 5/20/13	1,690,000	1,725
Wells Fargo Bank NA, 5.75%, 5/16/16	1,070,000	1,098
Zions Bancorporation, 5.50%, 11/16/15	2,290,000	2,251

Total		57,229

Beverage/Bottling (0.4%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	1,000,000	958
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	515,000	495
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	155,000	153
Bottling Group LLC, 5.50%, 4/1/16	1,120,000	1,126
Constellation Brands, Inc., 7.25%, 9/1/16	1,570,000	1,590
Diageo Capital PLC, 4.375%, 5/3/10	1,578,000	1,547
PepsiAmericas, Inc., 4.875%, 1/15/15	2,175,000	2,093
SABMiller PLC, 6.20%, 7/1/11 144A	2,595,000	2,680

Total		10,642

Building Products (0.0%)
CRH America, Inc., 6.00%, 9/30/16	810,000	821

Total		821

Cable/Media/Broadcasting/Satellite (1.3%)
CBS Corp., 5.625%, 5/1/07	11,400,000	11,400
CBS Corp., 6.625%, 5/15/11	460,000	481
Clear Channel Communications, Inc., 6.25%, 3/15/11	3,275,000	3,259
Comcast Corp., 5.875%, 2/15/18	1,000,000	1,003
Comcast Corp., 6.50%, 1/15/17	2,560,000	2,702
Cox Communications, Inc., 4.625%, 1/15/10	1,390,000	1,371
Historic TW, Inc., 6.625%, 5/15/29	215,000	218
News America, Inc., 6.40%, 12/15/35	640,000	637
News America, Inc., 6.15%, 3/1/37 144A	215,000	205
Rogers Cable, Inc., 5.50%, 3/15/14	4,925,000	4,796
TCI Communications, Inc., 8.75%, 8/1/15	1,030,000	1,217
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	5,435,000	5,553
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	1,650,000	1,950
Time Warner, Inc., 6.875%, 5/1/12	1,310,000	1,396
Viacom Inc., 5.75%, 4/30/11	1,080,000	1,095
Viacom, Inc., 6.25%, 4/30/16	225,000	228

Total		37,511

Conglomerate/Diversified Manufacturing (0.1%)
Honeywell International, Inc., 5.30%, 3/15/17	515,000	509
United Technologies Corp., 6.35%, 3/1/11	1,120,000	1,172

Total		1,681

Consumer Products (0.3%)
The Clorox Co., 4.20%, 1/15/10	3,365,000	3,291
Fortune Brands, Inc., 5.375%, 1/15/16	1,440,000	1,384
The Gillette Co., 2.50%, 6/1/08	5,000,000	4,850
The Procter & Gamble Co., 5.55%, 3/5/37	645,000	628

Total		10,153

Electric Utilities (2.5%)
Carolina Power & Light, Inc., 5.15%, 4/1/15	420,000	412
Carolina Power & Light, Inc., 6.50%, 7/15/12	415,000	440
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	260,000	262
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	270,000	295
CMS Energy Corp., 6.875%, 12/15/15	1,270,000	1,324
Consolidated Edison Co. of New York, 5.375%, 12/15/15	560,000	561
Consolidated Edison Co. of New York, 5.50%, 9/15/16	605,000	611
Consumer Energy Co., 4.80%, 2/17/09	6,580,000	6,521
DTE Energy Co., 7.05%, 6/1/11	7,520,000	8,009
Duke Energy Corp., 6.45%, 10/15/32	1,675,000	1,775
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,805,000	1,706
Entergy Mississippi, Inc., 6.25%, 4/1/34	1,030,000	1,000
Florida Power & Light Co., 4.50%, 6/1/10	3,636,000	3,570
Florida Power & Light Co., 5.625%, 4/1/34	1,065,000	1,044
FPL Group Capital, Inc., 5.551%, 2/16/08	4,245,000	4,250
Indiana Michigan Power, 5.05%, 11/15/14	2,660,000	2,577
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	1,404,472	1,366
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	1,185,000	1,158
MidAmerican Energy Holdings Co., 6.125%, 4/1/36	260,000	259
Monongahela Power Co., 5.70%, 3/15/17 144A	860,000	863
Nevada Power Co., 5.875%, 1/15/15	1,830,000	1,845
Nevada Power Co., 6.50%, 5/15/18	1,560,000	1,629
Northern States Power Co., 5.25%, 10/1/18	270,000	262
Oncor Electric Delivery Co., 6.375%, 1/15/15	1,340,000	1,394
Oncor Electric Delivery Co., 7.00%, 9/1/22	880,000	943
Pacific Gas & Electric Co., 5.80%, 3/1/37	255,000	246
Pacific Gas & Electric Co., 6.05%, 3/1/34	1,035,000	1,038
PacifiCorp, 5.45%, 9/15/13	4,040,000	4,034
PacifiCorp, 5.75%, 4/1/37	840,000	823
PPL Electric Utilities Corp., 4.30%, 6/1/13	2,475,000	2,321
PPL Electric Utilities Corp., 5.875%, 8/15/07	725,000	726
PPL Electric Utilities Corp., 6.25%, 8/15/09	215,000	220
PPL Energy Supply LLC, 6.00%, 12/15/36	425,000	402
Progress Energy, Inc., 6.85%, 4/15/12	1,155,000	1,238
Public Service Co. of Colorado, 5.50%, 4/1/14	1,320,000	1,331
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,500,000	1,473
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,600,000	1,540
Puget Sound Energy, Inc., 3.363%, 6/1/08	2,465,000	2,409
Puget Sound Energy, Inc., 6.274%, 3/15/37	1,125,000	1,133
Southern California Edison Co., 5.00%, 1/15/16	2,055,000	1,998
Southern California Edison Co., 5.55%, 1/15/37	320,000	306
Tampa Electric Co., 6.55%, 5/15/36	520,000	550
Toledo Edison Co. 6.15%, 5/15/37	2,675,000	2,621
Virginia Electric & Power Co., 6.00%, 1/15/36	2,010,000	2,004
Xcel Energy, Inc., 6.50%, 7/1/36	780,000	820

Total		71,309

Food Processors (0.4%)
General Mills, Inc., 5.70%, 2/15/17	970,000	973
Kellogg Co., 6.60%, 4/1/11	4,675,000	4,913
Kraft Foods, Inc., 5.25%, 10/1/13	560,000	552
Kraft Foods, Inc., 6.25%, 6/1/12	4,020,000	4,177

Total		10,615

Gaming/Lodging/Leisure (0.1%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	590,000	488
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,555,000	1,607

Total		2,095

Gas Pipelines (0.2%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	2,050,000	1,983
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,800,000	1,944
Kinder Morgan Finance, 5.35%, 1/5/11	2,440,000	2,404
Southern Natural Gas Co., 5.90%, 4/1/17 144A	200,000	200

Total		6,531

Independent Finance (0.4%)
General Electric Capital Corp., 5.375%, 10/20/16	1,000,000	999
GMAC LLC, 6.00%, 12/15/11	2,135,000	2,071
HSBC Finance Corp., 4.125%, 11/16/09	4,400,000	4,295
International Lease Finance Corp., 4.75%, 1/13/12	2,190,000	2,150
iStar Financial, Inc., 5.15%, 3/1/12	1,900,000	1,864

Total		11,379

Industrials - Other (0.2%)
Centex Corp., 5.45%, 8/15/12	765,000	738
Centex Corp., 7.875%, 2/1/11	335,000	355
DR Horton, Inc., 5.375%, 6/15/12	540,000	519
DR Horton, Inc., 7.875%, 8/15/11	160,000	170
KB HOME, 7.75%, 2/1/10	1,600,000	1,581
Lennar Corp., 5.95%, 10/17/11	1,125,000	1,123
Meritage Homes Corp., 6.25%, 3/15/15	1,600,000	1,445

Total		5,931

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	280,000	282
Seagate Technology HDD Holdings, 6.80%, 10/1/16	715,000	718
Siemens AG, 5.75%, 10/17/16 144A	645,000	656

Total		1,656

Life Insurance (0.0%)
Lincoln National Corp., 6.05%, 4/20/67	150,000	147

Total		147

Machinery (0.0%)
John Deere Capital Corp., 4.50%, 8/25/08	1,325,000	1,312

Total		1,312

Metals/Mining (0.0%)
Alcoa, Inc., 5.90%, 2/1/27	840,000	820
Alcoa, Inc., 5.72%, 2/23/19 144A	630,000	622

Total		1,442

Mortgage Banking (0.2%)
Countrywide Financial Corp., 6.25%, 5/15/16	745,000	751
Residential Capital Corp., 6.00%, 2/22/11	2,285,000	2,254
Residential Capital Corp., 6.50%, 4/17/13	2,090,000	2,070

Total		5,075

Natural Gas Distributors (0.0%)
NiSource Finance Corp., 5.25%, 9/15/17	310,000	293
NiSource Finance Corp., 5.40%, 7/15/14	785,000	767

Total		1,060

Oil & Gas Field Machines and Services (0.0%)
Weatherford International, Ltd., 6.50%, 8/1/36	625,000	625

Total		625

Oil and Gas (1.0%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	810,000	812
Anadarko Petroleum Corp., 6.45%, 9/15/36	495,000	490
Anadarko Petroleum Corp., 7.50%, 5/1/31	1,040,000	1,148
Apache Corp., 5.625%, 1/15/17	210,000	212
Apache Corp., 6.00%, 1/15/37	245,000	244
Canadian National Resources, Ltd., 5.70%, 5/15/17	400,000	398
Canadian National Resources, Ltd., 6.25%, 3/15/38	400,000	391
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	315,000	320
Conoco Funding Co., 6.35%, 10/15/11	3,230,000	3,393
ConocoPhilips, 5.30%, 4/15/12	1,390,000	1,403
ConocoPhilips, 5.625% 10/15/16	365,000	371
Devon Energy Corp., 7.95%, 4/15/32	250,000	300
Devon Financing Corp., 6.875%, 9/30/11	1,390,000	1,479
Encana Holdings Finance Corp., 5.80%, 5/1/14	1,075,000	1,096
Hess Corp., 7.125%, 3/15/33	355,000	384
Nexen, Inc., 5.875%, 3/10/35	1,955,000	1,834
Occidental Petroleum, 4.00%, 11/30/07	2,800,000	2,778
Pemex Project Funding Master Trust, 5.75%, 12/15/15	3,540,000	3,547
Petro-Canada, 5.95%, 5/15/35	995,000	949
Pioneer Natural Resource, 6.875%, 5/1/18	1,840,000	1,808
Sunoco, Inc., 5.75%, 1/15/17	825,000	815
Talisman Energy, Inc., 5.85%, 2/1/37	2,185,000	1,969
Tesoro Corp., 6.25%, 11/1/12	2,070,000	2,098
Valero Energy Corp., 7.50%, 04/15/32	1,020,000	1,159
XTO Energy, Inc., 5.30%, 6/30/15	260,000	254

Total		29,652

Other Finance (0.2%)
SLM Corp., 5.45%, 4/25/11	4,560,000	4,615

Total		4,615

Other Services (0.0%)
Waste Management, Inc., 5.00%, 3/15/14	855,000	824

Total		824

Pharmaceuticals (0.1%)
Abbott Laboratories, 3.75%, 3/15/11	3,750,000	3,578
Wyeth, 5.95%, 4/1/37	750,000	739

Total		4,317

Property and Casualty Insurance (0.2%)
Berkley (WR) Corp., 9.875%, 5/15/08	4,310,000	4,497
Berkshire Hathaway Finance, 3.40%, 7/2/07	2,500,000	2,489

Total		6,986

Railroads (0.6%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	5,600,000	5,680
Norfolk Southern Corp., 6.20%, 4/15/09	1,390,000	1,413
Union Pacific Corp., 3.875%, 2/15/09	5,600,000	5,471
Union Pacific Corp., 6.65%, 1/15/11	1,390,000	1,453
Union Pacific Corp., 7.375%, 9/15/09	2,750,000	2,903

Total		16,920

Real Estate Investment Trusts (0.8%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	860,000	856
AvalonBay Communities, Inc., 5.50%, 1/15/12	500,000	504
BRE Properties, Inc., 5.50%, 3/15/17	420,000	416
Colonial Realty LP, 6.05%, 9/1/16	360,000	368
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,535,000	1,534
Duke Realty LP, 5.95%, 2/15/17	835,000	855
ERP Operating LP, 5.25%, 9/15/14	1,950,000	1,933
First Industrial LP, 5.25%, 6/15/09	1,925,000	1,917
Health Care Property Investors, Inc., 6.00%, 1/30/17	400,000	401
HRPT Properties Trust, 5.75%, 11/1/15	1,225,000	1,234
ProLogis, 5.50%, 3/1/13	2,000,000	2,020
ProLogis, 5.75%, 4/1/16	1,190,000	1,210
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	3,640,000	3,710
Simon Property Group LP, 5.375%, 6/1/11	3,555,000	3,577
Simon Property Group LP, 5.60%, 9/1/11	890,000	904
Simon Property Group LP, 6.10%, 5/1/16	1,560,000	1,625

Total		23,064

Retail Food and Drug (0.2%)
CVS Corp., 4.875%, 9/15/14	1,085,000	1,046
CVS Corp., 6.125%, 8/15/16	790,000	817
Delhaize America, Inc., 8.125%, 4/15/11	2,595,000	2,838

Total		4,701

Retail Stores (0.6%)
Costco Wholesale Corp., 5.50%, 3/15/17	540,000	541
Federated Department Stores, Inc., 5.90%, 12/1/16	535,000	533
Federated Department Stores, Inc., 6.30%, 4/1/09	3,785,000	3,861
Federated Department Stores, Inc., 7.00%, 2/15/28	145,000	147
Federated Retail Holdings, Inc., 5.35%, 3/15/12	645,000	643
The Home Depot, Inc., 5.875%, 12/16/36	5,340,000	5,091
J.C. Penney Co., Inc., 6.875%, 10/15/15	515,000	544
J.C. Penney Co., Inc., 7.95%, 4/1/17	610,000	693
May Department Stores Co., 6.65%, 7/15/24	115,000	113
Target Corp., 5.40%, 10/1/08	5,605,000	5,635
Wal-Mart Stores, Inc., 5.375%, 4/5/17	375,000	374
Wal-Mart Stores, Inc., 5.875%, 4/5/27	790,000	792

Total		18,967

Security Brokers and Dealers (0.6%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,660,000	3,585
Goldman Sachs Group, Inc., 5.625%, 1/15/17	2,140,000	2,120
Goldman Sachs Group, Inc., 5.75%, 10/1/16	1,000,000	1,008
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	2,835,000	2,841
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	560,000	567
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	3,385,000	3,473
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	375,000	376
Merrill Lynch & Co., Inc., 6.56%, 12/16/07	1,750,000	1,763
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,707
Morgan Stanley, 6.25%, 8/9/26	1,035,000	1,063

Total		18,503

Telecommunications (1.0%)
(e) AT&T Corp., 9.75%, 11/15/31	2,380,000	2,941
CenturyTel, Inc., 6.00%, 4/1/17	145,000	144
Cingular Wireless LLC, 7.125%, 12/15/31	2,740,000	3,017
Deutsche Telekom International Finance, 5.75%, 3/23/16	665,000	665
Embarq Corp., 6.738%, 6/1/13	835,000	862
Embarq Corp., 7.082%, 6/1/16	1,940,000	1,978
Embarq Corp., 7.995%, 6/1/36	750,000	774
France Telecom SA, 8.50%, 3/1/31	975,000	1,267
Sprint Capital Corp., 6.90%, 5/1/19	1,660,000	1,719
Sprint Capital Corp., 8.375%, 3/15/12	2,830,000	3,158
Sprint Capital Corp., 8.75%, 3/15/32	470,000	554
Telecom Italia Capital, 4.00%, 1/15/10	3,360,000	3,247
Telecom Italia Capital, 6.20%, 7/18/11	1,620,000	1,663
Verizon Communications, Inc., 5.50%, 4/1/17	470,000	466
Verizon Communications, Inc., 5.55%, 2/15/16	2,135,000	2,136
Verizon Global Funding Corp., 5.85%, 9/15/35	1,425,000	1,348
Vodafone Group PLC, 5.50%, 6/15/11	2,820,000	2,850

Total		28,789

Tobacco (0.0%)
Reynolds America, Inc., 7.625%, 6/1/16	1,325,000	1,410

Total		1,410

Vehicle Parts (0.1%)
Johnson Controls, Inc., 5.25%, 1/15/11	1,390,000	1,392
Johnson Controls, Inc., 5.50%, 1/15/16	1,090,000	1,079
Johnson Controls, Inc., 6.00%, 1/15/36	520,000	507

Total		2,978

Yankee Sovereign (0.1%)
United Mexican States, 5.625%, 1/15/17	2,050,000	2,066

Total		2,066

Total Corporate Bonds (Cost: $429,470)		427,641

Governments (3.8%)
Governments (3.8%)
Aid-Israel, 0.00%, 11/15/22	11,600,000	5,132
Aid-Israel, 0.00%, 11/15/23	11,500,000	4,837
Aid-Israel, 5.50%, 4/26/24	9,840,000	10,296
Housing & Urban Development, 6.17%, 8/1/14	14,981,000	15,791
Japan Government, 0.50%, 6/20/07	745,000,000	6,319
Overseas Private Investment, 4.10%, 11/15/14	3,469,440	3,350
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	6,100,000	4,938
(g) US Treasury, 4.50%, 2/15/36	20,765,000	19,576
(g) US Treasury, 4.625%, 9/30/08	2,545,000	2,541
(g) US Treasury, 4.625%, 11/15/16	12,784,000	12,747
US Treasury, 4.625%, 02/15/17	6,650,000	6,636
US Treasury, 4.75%, 1/31/12	445,000	449
(g) US Treasury, 4.875%, 8/15/16	9,244,000	9,391
(g) US Treasury, 5.125%, 5/15/16	8,772,000	9,070

Total Governments (Cost: $108,552)		111,073

Structured Products (25.3%)
Structured Products (25.3%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	22,665,000	22,511
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.0815%, 2/14/43 IO	102,371,038	3,410
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 12/28/26	5,184,312	5,184
Banc of America Mortgage Securities, 4.657%, 8/25/34	5,332,000	5,286
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	11,842,000	11,615
Capital Auto Receivables Trust, Series 2006-2, Class A1, 5.34%, 12/15/07	1,033,567	1,033
Capital One Auto Finance Trust, 5.31%, 5/15/09	4,267,656	4,267
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	2,580,000	2,571
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	4,390,088	4,324
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	5,156,507	5,112
Countrywide Alternative Loan Trust, 5.41%, 2/25/36	4,951,717	4,947
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	5,700,000	5,803
Daimler Chrysler Auto Trust, Series 2006-C, Class A1, 5.334%, 10/8/07	1,555,206	1,555
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 0.05508%, 2/18/31 IO	187,115,165	2,052
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, .4988%, 10/15/30 IO 144A	7,272,539	60
Federal Home Loan Bank, 5.25%, 2/5/08	2,250,000	2,252
Federal Home Loan Bank, 5.50%, 12/27/07, Series 667	2,250,000	2,255
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	2,354,973	2,224
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	3,058,291	2,965
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	7,977,088	7,724
Federal Home Loan Mortgage Corp., 4.50%, 10/15/33	2,278,411	2,218
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,366,825	3,326
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	947,521	935
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	3,487,899	3,441
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	1,887,430	1,862
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	38,861,810	37,597
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	21,176,705	20,488
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	1,270,655	1,275
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,432,373	2,440
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	468,523	470
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,310,006	3,318
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	9,450,001	9,469
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	4,426,063	4,384
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	30,544,228	30,226
Federal Home Loan Mortgage Corp., 6.50%, 4/1/11	722,058	735
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	2,062,114	2,113
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	2,345,068	2,391
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	9,837,136	10,005
Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/37	32,553,000	31,755
Federal Home Loan Mortgage Corp. TBA, 6.00%, 4/1/37	56,477,000	56,919
Federal Home Loan Mortgage Corp., Series - 2840, Class LK, 6.00%, 11/15/17	3,847,132	3,925
Federal National Mortgage Association, 3.125%, 5/4/07	2,700,000	2,695
Federal National Mortgage Association, 4.00%, 5/23/07	8,000,000	7,985
Federal National Mortgage Association, 4.00%, 6/1/19	1,569,976	1,484
Federal National Mortgage Association, 4.40%, 2/4/08	2,400,000	2,386
Federal National Mortgage Association, 4.50%, 6/1/19	11,741,559	11,383
Federal National Mortgage Association, 4.50%, 8/1/19	1,658,118	1,607
Federal National Mortgage Association, 4.50%, 12/1/19	1,318,536	1,278
Federal National Mortgage Association, 4.50%, 7/1/20	4,974,275	4,816
Federal National Mortgage Association, 4.84%, 6/22/07	2,700,000	2,697
Federal National Mortgage Association, 5.00%, 3/1/20	3,992,703	3,941
Federal National Mortgage Association, 5.00%, 4/1/20	1,670,872	1,648
Federal National Mortgage Association, 5.00%, 5/1/20	6,348,253	6,263
Federal National Mortgage Association, 5.00%, 4/1/35	4,541,862	4,393
Federal National Mortgage Association, 5.00%, 7/1/35	5,942,808	5,747
Federal National Mortgage Association, 5.00%, 10/1/35	2,495,920	2,414
Federal National Mortgage Association, 5.17%, 1/1/16	4,154,611	4,148
Federal National Mortgage Association, 5.285%, 4/1/16	10,856,336	11,002
Federal National Mortgage Association, 5.32%, 4/1/14	2,710,382	2,745
Federal National Mortgage Association, 5.38%, 1/1/17	2,848,000	2,874
Federal National Mortgage Association, 5.50%, 4/1/21	2,834,087	2,841
Federal National Mortgage Association, 5.50%, 9/1/34	1,240,104	1,229
Federal National Mortgage Association, 5.50%, 3/1/35	10,283,648	10,186
Federal National Mortgage Association, 5.50%, 7/1/35	2,118,203	2,098
Federal National Mortgage Association, 5.50%, 8/1/35	3,880,165	3,844
Federal National Mortgage Association, 5.50%, 9/1/35	21,478,980	21,277
Federal National Mortgage Association, 5.50%, 10/1/35	9,895,056	9,802
Federal National Mortgage Association, 5.50%, 11/1/35	23,851,809	23,627
Federal National Mortgage Association, 5.50%, 12/1/36	8,868,944	8,777
Federal National Mortgage Association, 5.50%, 1/1/37	4,873,690	4,822
Federal National Mortgage Association, 5.50%, 2/1/37	15,785,355	15,620
Federal National Mortgage Association, 6.00%, 5/1/35	601,335	606
Federal National Mortgage Association, 6.00%, 6/1/35	1,471,326	1,483
Federal National Mortgage Association, 6.00%, 7/1/35	8,844,072	8,916
Federal National Mortgage Association, 6.00%, 8/1/35	894,654	902
Federal National Mortgage Association, 6.00%, 10/1/35	2,082,265	2,099
Federal National Mortgage Association, 6.00%, 11/1/35	10,057,036	10,139
Federal National Mortgage Association, 6.00%, 9/1/36	5,447,503	5,488
Federal National Mortgage Association, 6.50%, 9/1/31	1,427,011	1,470
Federal National Mortgage Association, 6.50%, 11/1/35	2,223,514	2,269
Federal National Mortgage Association, 6.50%, 12/1/35	3,046,013	3,109
Federal National Mortgage Association, 6.50%, 4/1/36	1,967,671	2,007
Federal National Mortgage Association, 6.50%, 11/1/36	800,385	816
Federal National Mortgage Association, 6.50%, 12/1/36	2,772,398	2,828
Federal National Mortgage Association, 6.50%, 2/1/37	3,225,103	3,290
Federal National Mortgage Association, 6.50%, 3/1/37	35,902,493	36,625
Federal National Mortgage Association, 6.75%, 4/25/18	3,014,352	3,086
Federal National Mortgage Association - Aces, Series 2006-M1, Class B, 5.355%,	10,762,000	10,846
Federal National Mortgage Association TBA, 6.00%, 3/1/35	9,074,000	9,139
Federal National Mortgage Association, Whole Loan, 6.25%, 5/25/42	8,832,349	8,961
Final Maturity Amortizing Notes, 4.45%, 8/25/12	9,304,859	9,042
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	4,704,394	4,743
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage	2,667,000	2,690
Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29 Franklin Auto Trust, 5.36%, 10/22/07	103,262	103
Government National Mortgage Association, 5.00%, 7/15/33	2,367,839	2,308
Government National Mortgage Association, 5.50%, 1/15/32	198,402	198
Government National Mortgage Association, 5.50%, 2/15/32	2,446,273	2,436
Government National Mortgage Association, 5.50%, 9/15/32	64,040	64
Greenwich Capital Commerical Funding Corp, Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	3,903,981	3,904
Honda Auto Receivables Owner Trust, 3.53%, 10/21/08	3,615,193	3,597
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,932,661	2,025
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	5,269,833	5,271
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.3719%, 1/25/29 IO 144A	2,774,375	0
Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08, Series 2007-A	2,636,403	2,636
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	27,500,000	27,388
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	288,912	288
TBW Mortgage Backed Pass Through Certification, 5.41%, 3/25/37	5,395,760	5,396
Wachovia Auto Loan Owner Trust, 5.35%, 5/20/10	5,935,000	5,937
Washington Mutual Asset Securities Corp., 4.0607%, 10/25/33	2,662,000	2,622
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	5,525,824	5,367
Wells Fargo Mortgage Backed Securities, 4.00%, 8/25/34	8,006,000	7,837
World Omni Auto Receivables Trust, 5.3739%, 10/15/07	6,681,923	6,682
World Omni Auto Receivables Trust, 5.319%, 2/15/08, Series 2007-A	2,708,647	2,708
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	9,064,000	9,049

Total Structured Products (Cost: $741,748)		739,341

Common Stocks (53.3%)
Consumer Discretionary (5.6%)
* Amazon.com, Inc.	38,300	1,524
* Apollo Group, Inc. - Class A	17,200	755
* AutoNation, Inc.	18,493	393
* AutoZone, Inc.	6,075	778
* Bed Bath & Beyond, Inc.	34,900	1,402
Best Buy Co., Inc.	49,800	2,426
* Big Lots, Inc.	13,500	422
The Black & Decker Corp.	8,100	661
Brunswick Corp.	11,200	357
Carnival Corp.	54,373	2,548
CBS Corp. - Class B	90,730	2,775
Centex Corp.	14,700	614
Circuit City Stores, Inc.	17,500	324
Clear Channel Communications, Inc.	61,050	2,139
* Coach, Inc.	45,500	2,277
* Comcast Corp. - Class A	382,505	9,925
D.R. Horton, Inc.	33,600	739
Darden Restaurants, Inc.	17,849	735
Dillard’s, Inc. - Class A	7,536	247
* The DIRECTV Group, Inc.	95,300	2,199
Dollar General Corp.	38,365	811
Dow Jones & Co., Inc.	8,080	279
The E.W. Scripps Co. - Class A	10,300	460
Eastman Kodak Co.	35,317	797
Family Dollar Stores, Inc.	18,700	554
Federated Department Stores, Inc.	64,584	2,910
Ford Motor Co.	232,807	1,837
Fortune Brands, Inc.	18,733	1,477
Gannett Co., Inc.	28,850	1,624
The Gap, Inc.	64,825	1,116
General Motors Corp.	69,525	2,130
Genuine Parts Co.	20,975	1,028
* The Goodyear Tire & Rubber Co.	22,200	692
H&R Block, Inc.	39,600	833
Harley-Davidson, Inc.	31,675	1,861
Harman International Industries, Inc.	8,100	778
Harrah's Entertainment, Inc.	22,950	1,938
Hasbro, Inc.	19,775	566
Hilton Hotels Corp.	47,850	1,721
The Home Depot, Inc.	250,997	9,222
* IAC/InterActiveCorp	26,700	1,007
International Game Technology	41,600	1,680
* The Interpublic Group of Companies, Inc.	57,600	709
J.C. Penney Co., Inc.	27,625	2,270
Johnson Controls, Inc.	24,200	2,290
Jones Apparel Group, Inc.	13,300	409
KB HOME	9,500	405
* Kohl’s Corp.	40,233	3,082
Leggett & Platt, Inc.	21,867	496
Lennar Corp. - Class A	17,000	718
Limited Brands, Inc.	42,099	1,097
Liz Claiborne, Inc.	12,700	544
Lowe’s Companies, Inc.	187,300	5,898
Marriott International, Inc. - Class A	40,600	1,988
Mattel, Inc.	48,260	1,331
McDonald's Corp.	148,071	6,671
The McGraw-Hill Companies, Inc.	43,680	2,747
Meredith Corp.	4,800	275
The New York Times Co. - Class A	17,692	416
Newell Rubbermaid, Inc.	34,111	1,061
News Corp. - Class A	288,600	6,672
NIKE, Inc. - Class B	23,200	2,465
Nordstrom, Inc.	28,166	1,493
* Office Depot, Inc.	34,043	1,196
OfficeMax, Inc.	9,200	485
Omnicom Group, Inc.	20,600	2,109
Polo Ralph Lauren Corp.	7,500	661
Pulte Homes, Inc.	26,100	691
RadioShack Corp.	16,767	453
* Sears Holdings Corp.	10,199	1,837
The Sherwin-Williams Co.	13,760	909
Snap-on, Inc.	7,217	347
The Stanley Works	10,150	562
Staples, Inc.	88,175	2,278
* Starbucks Corp.	92,400	2,898
Starwood Hotels & Resorts Worldwide, Inc.	26,400	1,712
Target Corp.	105,643	6,260
Tiffany & Co.	16,633	756
Time Warner, Inc.	469,300	9,254
The TJX Companies, Inc.	56,000	1,510
Tribune Co.	21,831	701
VF Corp.	11,043	912
* Viacom, Inc. - Class B	85,130	3,500
The Walt Disney Co.	251,933	8,674
Wendy’s International, Inc.	11,750	368
Whirlpool Corp.	9,689	823
* Wyndham Worldwide Corp.	23,214	793
Yum! Brands, Inc.	32,380	1,870

Total		163,157

Consumer Staples (5.1%)
Altria Group, Inc.	258,104	22,664
Anheuser-Busch Companies, Inc.	93,819	4,734
Archer-Daniels-Midland Co.	80,275	2,946
Avon Products, Inc.	54,250	2,021
Brown-Forman Corp. - Class B	9,668	634
Campbell Soup Co.	26,854	1,046
The Clorox Co.	18,650	1,188
The Coca-Cola Co.	247,700	11,890
Coca-Cola Enterprises, Inc.	34,200	693
Colgate-Palmolive Co.	63,154	4,218
ConAgra Foods, Inc.	62,133	1,548
* Constellation Brands, Inc. - Class A	25,900	549
Costco Wholesale Corp.	55,652	2,996
CVS/Caremark Group	192,046	6,556
* Dean Foods Co.	15,900	743
The Estee Lauder Companies, Inc. - Class A	14,300	699
General Mills, Inc.	42,433	2,470
H.J. Heinz Co.	39,983	1,884
The Hershey Co.	21,300	1,164
Kellogg Co.	30,843	1,586
Kimberly-Clark Corp.	56,097	3,842
The Kroger Co.	87,073	2,460
McCormick & Co., Inc.	16,000	616
Molson Coors Brewing Co.- Class B	5,800	549
The Pepsi Bottling Group, Inc.	16,200	517
PepsiCo, Inc.	201,400	12,801
The Procter & Gamble Co.	388,061	24,509
Reynolds American, Inc.	21,100	1,317
Safeway, Inc.	54,200	1,986
Sara Lee Corp.	90,184	1,526
SUPERVALU, Inc.	25,585	1,000
Sysco Corp.	75,850	2,566
Tyson Foods, Inc. - Class A	31,000	602
UST, Inc.	19,733	1,144
Walgreen Co.	123,054	5,647
Wal-Mart Stores, Inc.	302,433	14,199
Whole Foods Market, Inc.	17,300	776
Wm. Wrigley Jr. Co.	26,816	1,367

Total		149,653

Energy (5.4%)
Anadarko Petroleum Corp.	56,954	2,448
Apache Corp.	40,730	2,880
Baker Hughes, Inc.	39,340	2,602
BJ Services Co.	36,100	1,007
Chesapeake Energy Corp.	50,400	1,556
Chevron Corp.	265,368	19,626
ConocoPhillips	202,206	13,820
CONSOL Energy, Inc.	22,400	877
Devon Energy Corp.	54,700	3,786
El Paso Corp.	85,917	1,243
ENSCO International, Inc.	18,600	1,012
EOG Resources, Inc.	29,980	2,139
Exxon Mobil Corp.	700,271	52,834
Halliburton Co.	122,870	3,900
Hess Corp.	33,200	1,842
Kinder Morgan, Inc.	13,233	1,409
Marathon Oil Corp.	42,524	4,203
Murphy Oil Corp.	23,100	1,234
* Nabors Industries, Ltd.	34,300	1,018
* National-Oilwell Varco, Inc.	21,600	1,680
Noble Corp.	16,550	1,302
Occidental Petroleum Corp.	103,060	5,082
Peabody Energy Corp.	32,600	1,312
Rowan Companies, Inc.	13,550	440
Schlumberger, Ltd.	144,966	10,017
Smith International, Inc.	24,500	1,177
Spectra Energy Corp.	77,174	2,027
Sunoco, Inc.	14,900	1,050
* Transocean, Inc.	36,054	2,946
Valero Energy Corp.	74,300	4,792
* Weatherford International, Ltd.	41,600	1,876
The Williams Companies, Inc.	73,500	2,092
XTO Energy, Inc.	45,233	2,479

Total		157,708

Financials (11.5%)
ACE, Ltd.	40,200	2,294
AFLAC, Inc.	60,450	2,845
The Allstate Corp.	76,069	4,569
Ambac Financial Group, Inc.	12,600	1,089
American Express Co.	146,700	8,274
American International Group, Inc.	319,990	21,510
Ameriprise Financial, Inc.	29,460	1,683
Aon Corp.	36,675	1,392
Apartment Investment & Management Co. - Class A	12,000	692
Archstone-Smith Trust	27,100	1,471
AvalonBay Communities, Inc.	9,800	1,274
Bank of America Corp.	550,084	28,065
The Bank of New York Co., Inc.	93,020	3,772
BB&T Corp.	66,700	2,736
The Bear Stearns Companies, Inc.	14,745	2,217
Boston Properties, Inc.	14,600	1,714
Capital One Financial Corp.	50,520	3,812
* CB Richard Ellis Group, Inc.	23,000	786
The Charles Schwab Corp.	126,286	2,310
Chicago Mercantile Exchange Holdings, Inc.	4,300	2,290
The Chubb Corp.	50,300	2,599
Cincinnati Financial Corp.	21,218	900
CIT Group, Inc.	23,800	1,259
Citigroup, Inc.	602,974	30,956
Comerica, Inc.	19,400	1,147
Commerce Bancorp, Inc.	23,100	771
Compass Bancshares, Inc.	16,000	1,101
Countrywide Financial Corp.	72,498	2,439
* E*TRADE Financial Corp.	52,500	1,114
Equity Residential	36,200	1,746
Fannie Mae	119,029	6,497
Federated Investors, Inc. - Class B	11,000	404
Fifth Third Bancorp	68,443	2,648
First Horizon National Corp.	15,400	640
Franklin Resources, Inc.	20,550	2,483
Freddie Mac	85,214	5,069
Genworth Financial, Inc.	54,200	1,894
The Goldman Sachs Group, Inc.	50,600	10,455
The Hartford Financial Services Group, Inc.	39,350	3,761
Host Hotels & Resorts, Inc.	64,100	1,686
Hudson City Bancorp, Inc.	60,900	833
Huntington Bancshares, Inc.	29,000	634
Janus Capital Group, Inc.	23,371	489
JPMorgan Chase & Co.	427,209	20,668
KeyCorp	48,725	1,826
Kimco Realty Corp.	27,800	1,355
Legg Mason, Inc.	16,200	1,526
Lehman Brothers Holdings, Inc.	64,712	4,534
Lincoln National Corp.	34,045	2,308
Loews Corp.	55,499	2,521
M&T Bank Corp.	9,400	1,089
Marsh & McLennan Companies, Inc.	67,980	1,991
Marshall & Ilsley Corp.	31,500	1,459
MBIA, Inc.	16,550	1,084
Mellon Financial Corp.	51,209	2,209
Merrill Lynch & Co., Inc.	108,800	8,886
MetLife, Inc.	92,615	5,849
MGIC Investment Corp.	10,200	601
Moody's Corp.	28,800	1,787
Morgan Stanley	130,931	10,312
National City Corp.	72,879	2,715
Northern Trust Corp.	23,150	1,392
Plum Creek Timber Co., Inc.	21,800	859
PNC Financial Services Group, Inc.	42,600	3,066
Principal Financial Group, Inc.	32,900	1,970
The Progressive Corp.	91,600	1,999
ProLogis	31,300	2,032
Prudential Financial, Inc.	57,700	5,208
Public Storage, Inc.	15,100	1,430
* Realogy Corp.	26,743	792
Regions Financial Corp.	90,034	3,185
SAFECO Corp.	12,950	860
Simon Property Group, Inc.	27,300	3,037
SLM Corp.	50,458	2,064
Sovereign Bancorp, Inc.	44,425	1,130
State Street Corp.	41,100	2,661
SunTrust Banks, Inc.	43,667	3,626
Synovus Financial Corp.	40,150	1,298
T. Rowe Price Group, Inc.	32,600	1,538
Torchmark Corp.	12,050	790
The Travelers Companies, Inc.	83,131	4,304
U.S. Bancorp	217,809	7,617
UnumProvident Corp.	42,106	970
Vornado Realty Trust	16,000	1,909
Wachovia Corp.	234,364	12,902
Washington Mutual, Inc.	109,394	4,417
Wells Fargo & Co.	415,570	14,308
XL Capital, Ltd. - Class A	22,300	1,560
Zions Bancorporation	13,500	1,141

Total		337,105

Health Care (6.4%)
Abbott Laboratories	189,825	10,592
Aetna, Inc.	63,516	2,781
Allergan, Inc.	18,933	2,098
AmerisourceBergen Corp.	23,300	1,229
* Amgen, Inc.	143,623	8,026
Applera Corp. - Applied Biosystems Group	22,567	667
* Barr Pharmaceuticals, Inc.	13,100	607
Bausch & Lomb, Inc.	6,700	343
Baxter International, Inc.	79,900	4,208
Becton, Dickinson and Co.	30,050	2,311
* Biogen Idec, Inc.	42,120	1,869
Biomet, Inc.	30,155	1,281
* Boston Scientific Corp.	145,683	2,118
Bristol-Myers Squibb Co.	248,344	6,894
C. R. Bard, Inc.	12,700	1,010
Cardinal Health, Inc.	49,250	3,593
* Celgene Corp.	46,400	2,434
CIGNA Corp.	11,971	1,708
* Coventry Health Care, Inc.	19,600	1,099
Eli Lilly & Co.	121,366	6,519
* Express Scripts, Inc.	16,700	1,348
* Forest Laboratories, Inc.	39,134	2,013
* Genzyme Corp.	32,400	1,945
* Gilead Sciences, Inc.	57,200	4,376
* Hospira, Inc.	19,142	783
* Humana, Inc.	20,500	1,189
IMS Health, Inc.	24,033	713
Johnson & Johnson	355,923	21,448
* King Pharmaceuticals, Inc.	29,866	587
* Laboratory Corp. of America Holdings	15,100	1,097
Manor Care, Inc.	9,000	489
McKesson Corp.	36,293	2,125
* Medco Health Solutions, Inc.	35,462	2,572
* MedImmune, Inc.	29,200	1,063
Medtronic, Inc.	141,600	6,947
Merck & Co., Inc.	266,500	11,771
* Millipore Corp.	6,600	478
Mylan Laboratories, Inc.	30,100	636
* Patterson Companies, Inc.	17,100	607
PerkinElmer, Inc.	15,000	363
Pfizer, Inc.	871,659	22,018
Quest Diagnostics, Inc.	19,500	972
Schering-Plough Corp.	182,950	4,667
* St. Jude Medical, Inc.	42,300	1,591
Stryker Corp.	36,700	2,421
* Tenet Healthcare Corp.	58,050	373
* Thermo Fisher Scientific, Inc.	51,700	2,417
UnitedHealth Group, Inc.	166,556	8,822
* Varian Medical Systems, Inc.	15,800	754
* Waters Corp.	12,500	725
* Watson Pharmaceuticals, Inc.	12,600	333
* WellPoint, Inc.	75,300	6,107
Wyeth	165,571	8,284
* Zimmer Holdings, Inc.	29,173	2,492

Total		185,913

Industrials (5.8%)
3M Co.	90,224	6,896
* Allied Waste Industries, Inc.	31,350	395
American Standard Companies, Inc.	21,500	1,140
Avery Dennison Corp.	11,250	723
The Boeing Co.	97,118	8,636
Burlington Northern Santa Fe Corp.	44,108	3,548
C.H. Robinson Worldwide, Inc.	21,300	1,017
Caterpillar, Inc.	79,424	5,324
Cintas Corp.	16,667	602
Cooper Industries, Ltd. - Class A	22,400	1,008
CSX Corp.	53,700	2,151
Cummins, Inc.	6,400	926
Danaher Corp.	29,300	2,093
Deere & Co.	27,940	3,035
Dover Corp.	25,133	1,227
Eaton Corp.	18,000	1,504
Emerson Electric Co.	98,150	4,229
Equifax, Inc.	15,400	561
FedEx Corp.	37,740	4,054
Fluor Corp.	10,800	969
General Dynamics Corp.	49,900	3,812
General Electric Co.	1,264,798	44,724
Goodrich Corp.	15,400	793
Honeywell International, Inc.	98,350	4,530
Illinois Tool Works, Inc.	50,900	2,626
Ingersoll-Rand Co., Ltd. - Class A	37,840	1,641
ITT Corp.	22,400	1,351
L-3 Communications Holdings, Inc.	15,300	1,338
Lockheed Martin Corp.	43,622	4,232
Masco Corp.	48,200	1,321
* Monster Worldwide, Inc.	15,833	750
Norfolk Southern Corp.	48,843	2,471
Northrop Grumman Corp.	43,062	3,196
PACCAR, Inc.	30,490	2,238
Pall Corp.	15,116	574
Parker Hannifin Corp.	14,200	1,226
Pitney Bowes, Inc.	27,127	1,231
R. R. Donnelley & Sons Co.	26,833	982
Raytheon Co.	54,900	2,880
Robert Half International, Inc.	20,660	765
Rockwell Automation, Inc.	20,350	1,218
Rockwell Collins, Inc.	20,650	1,382
Ryder System, Inc.	7,500	370
Southwest Airlines Co.	96,995	1,426
* Terex Corp.	12,600	904
Textron, Inc.	15,450	1,387
Tyco International, Ltd.	243,183	7,672
Union Pacific Corp.	33,340	3,386
United Parcel Service, Inc. - Class B	131,200	9,198
United Technologies Corp.	122,466	7,960
W.W. Grainger, Inc.	8,800	680
Waste Management, Inc.	65,597	2,257

Total		170,559

Information Technology (7.9%)
* ADC Telecommunications, Inc.	14,407	241
* Adobe Systems, Inc.	72,350	3,017
* Advanced Micro Devices, Inc.	68,300	892
* Affiliated Computer Services, Inc. - Class A	12,200	718
* Agilent Technologies, Inc.	49,688	1,674
Altera Corp.	43,865	877
Analog Devices, Inc.	41,043	1,416
* Apple Inc.	106,000	9,848
Applied Materials, Inc.	171,800	3,147
* Autodesk, Inc.	28,532	1,073
Automatic Data Processing, Inc.	67,700	3,277
* Avaya, Inc.	55,712	658
* BMC Software, Inc.	25,040	771
* Broadcom Corp. - Class A	57,950	1,858
CA, Inc.	50,632	1,312
* Ciena Corp.	10,457	292
* Cisco Systems, Inc.	742,867	18,965
* Citrix Systems, Inc.	22,180	710
* Cognizant Technology Solutions Corp. - Class A	17,500	1,545
* Computer Sciences Corp.	21,350	1,113
* Compuware Corp.	39,843	378
* Convergys Corp.	16,850	428
* Corning, Inc.	193,100	4,391
* Dell, Inc.	279,367	6,484
* eBay, Inc.	139,800	4,634
* Electronic Arts, Inc.	38,100	1,919
Electronic Data Systems Corp.	63,300	1,752
* EMC Corp.	259,286	3,591
Fidelity National Information Services, Inc.	20,000	909
First Data Corp.	92,647	2,492
* Fiserv, Inc.	21,025	1,116
* Google, Inc. - Class A	26,800	12,279
Hewlett-Packard Co.	329,167	13,213
Intel Corp.	709,343	13,570
International Business Machines Corp.	185,210	17,458
* Intuit, Inc.	42,100	1,152
Jabil Circuit, Inc.	22,733	487
* JDS Uniphase Corp.	25,975	396
* Juniper Networks, Inc.	70,000	1,378
KLA-Tencor Corp.	24,600	1,312
* Lexmark International, Inc. - Class A	11,800	690
Linear Technology Corp.	36,850	1,164
* LSI Logic Corp.	49,700	519
Maxim Integrated Products, Inc.	39,400	1,158
* Micron Technology, Inc.	92,850	1,122
Microsoft Corp.	1,059,852	29,537
Molex, Inc.	17,475	493
Motorola, Inc.	294,019	5,195
National Semiconductor Corp.	34,886	842
* NCR Corp.	22,000	1,051
* Network Appliance, Inc.	45,600	1,665
* Novell, Inc.	41,700	301
* Novellus Systems, Inc.	15,500	496
* NVIDIA Corp.	43,700	1,258
* Oracle Corp.	490,750	8,897
Paychex, Inc.	41,740	1,581
* PMC-Sierra, Inc.	26,100	183
* QLogic Corp.	19,600	333
QUALCOMM, Inc.	203,766	8,693
Sabre Holdings Corp. - Class A	16,409	537
* SanDisk Corp.	28,000	1,226
* Sanmina-SCI Corp.	65,200	236
* Solectron Corp.	111,200	350
* Sun Microsystems, Inc.	442,854	2,662
* Symantec Corp.	113,732	1,968
Tektronix, Inc.	10,040	283
* Tellabs, Inc.	53,808	533
* Teradyne, Inc.	23,350	386
Texas Instruments, Inc.	177,575	5,345
* Unisys Corp.	42,450	358
* VeriSign, Inc.	30,200	759
The Western Union Co.	94,947	2,084
* Xerox Corp.	116,700	1,971
Xilinx, Inc.	40,800	1,050
* Yahoo!, Inc.	150,200	4,700

Total		232,369

Materials (1.6%)
Air Products & Chemicals, Inc.	26,633	1,968
Alcoa, Inc.	106,943	3,625
Allegheny Technologies, Inc.	12,531	1,337
Ashland, Inc.	6,900	453
Ball Corp.	12,668	581
Bemis Co., Inc.	12,900	431
The Dow Chemical Co.	117,924	5,407
E. I. du Pont de Nemours & Co.	113,645	5,616
Eastman Chemical Co.	10,275	651
Ecolab, Inc.	21,900	942
Freeport-McMoRan Copper & Gold, Inc.	41,018	2,715
* Hercules, Inc.	14,300	279
International Flavors & Fragrances, Inc.	9,575	452
International Paper Co.	55,624	2,025
MeadWestvaco Corp.	22,414	691
Monsanto Co.	66,856	3,674
Newmont Mining Corp.	55,430	2,328
Nucor Corp.	37,068	2,414
* Pactiv Corp.	16,300	550
PPG Industries, Inc.	20,133	1,416
Praxair, Inc.	39,400	2,481
Rohm & Haas Co.	17,534	907
Sealed Air Corp.	19,872	628
Sigma-Aldrich Corp.	16,200	673
Temple-Inland, Inc.	12,900	771
United States Steel Corp.	14,550	1,443
Vulcan Materials Co.	11,700	1,363
Weyerhaeuser Co.	26,020	1,945

Total		47,766

Telecommunication Services (2.0%)
ALLTEL Corp.	44,343	2,749
AT&T, Inc.	767,994	30,282
CenturyTel, Inc.	13,700	619
Citizens Communications Co.	41,000	613
Embarq Corp.	18,503	1,043
* Qwest Communications International, Inc.	192,920	1,734
Sprint Nextel Corp.	356,960	6,768
Verizon Communications, Inc.	357,938	13,573
Windstream Corp.	58,667	862

Total		58,243

Utilities (2.0%)
* The AES Corp.	81,675	1,758
* Allegheny Energy, Inc.	20,200	993
Ameren Corp.	25,433	1,279
American Electric Power Co., Inc.	48,820	2,380
CenterPoint Energy, Inc.	39,326	706
CMS Energy Corp.	27,500	490
Consolidated Edison, Inc.	31,725	1,620
Constellation Energy Group	22,200	1,930
Dominion Resources, Inc.	42,925	3,809
DTE Energy Co.	21,750	1,042
Duke Energy Corp.	154,649	3,138
* Dynegy, Inc. - Class A	46,606	432
Edison International	40,080	1,969
Entergy Corp.	24,391	2,559
Exelon Corp.	82,424	5,662
FirstEnergy Corp.	39,274	2,602
FPL Group, Inc.	49,886	3,052
Integrys Energy Group, Inc.	9,242	513
KeySpan Corp.	21,600	889
Nicor, Inc.	5,550	269
NiSource, Inc.	33,684	823
PG&E Corp.	43,175	2,084
Pinnacle West Capital Corp.	12,300	593
PPL Corp.	47,366	1,937
Progress Energy, Inc.	31,579	1,593
Public Service Enterprise Group, Inc.	31,040	2,578
Questar Corp.	10,600	946
Sempra Energy	32,359	1,974
The Southern Co.	92,100	3,375
TECO Energy, Inc.	25,800	444
TXU Corp.	56,530	3,624
Xcel Energy, Inc.	50,170	1,239

Total		58,302

Total Common Stocks (Cost: $782,283)		1,560,775

Money Market Investments (7.1%)
Federal Government & Agencies (0.7%)
(b) Federal Home Loan Mortgage Co., 4.97%, 2/4/08	2,200,000	2,109
(b) Federal Home Loan Mortgage Co., 4.99%, 9/18/07	2,250,000	2,197
(b) Federal Home Loan Mortgage Co., 5.08%, 7/9/07	2,200,000	2,170
(b) Federal Home Loan Mortgage Co., 5.14%, 6/11/07	15,000,000	14,851

Total		21,327

Finance Lessors (2.1%)
(b) Ranger Funding Co. LLC, 5.26%, 5/2/07	15,000,000	14,930
(b) Ranger Funding Co. LLC, 5.27%, 4/11/07	15,000,000	14,976
(b) Thunder Bay Funding, Inc., 5.27%, 4/12/07	30,000,000	29,947

Total		59,853

Finance Services (1.6%)
Alpine securitization, 5.25%, 4/12/07	15,000,000	14,973
Alpine securitization, 5.25%, 4/13/07	15,000,000	14,972
Bryant Park Funding LLC, 5.27%, 4/16/07	15,000,000	14,965

Total		44,910

Miscellaneous Business Credit Institutions (1.0%)
(b) Park Avenue Receivables, 5.27%, 4/26/07	30,000,000	29,886

Total		29,886

Personal Credit Institutions (0.1%)
Rabobank USA, 5.37%, 4/2/07	4,010,000	4,009

Total		4,009

Security Brokers and Dealers (0.1%)
Morgan Stanley Dean Witter, 5.14%, 10/19/07	2,400,000	2,331

Total		2,331

Short Term Business Credit (1.5%)
(b) Old Line Funding Corp., 5.26%, 4/5/07	14,600,000	14,589
(b) Sheffield Receivables, 5.27%, 4/12/07	15,000,000	14,974
(b) Sheffield Receivables, 5.29%, 4/4/07	15,000,000	14,991

Total		44,554

Total Money Market Investments (Cost: $206,860)		206,870

Total Investments (104.1%) (Cost $2,268,913)(a)		3,045,700

Other Assets, Less Liabilities (-4.1%)		(120,795)

Net Assets (100.0%)		2,924,905

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 the value of these securities (in thousands) was $39,272, representing 1.34% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $2,268,913 and the net unrealized appreciation of investments based on that cost was $776,787 which is comprised of $853,182 aggregate gross unrealized appreciation and $76,395 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Index Futures (Long)	42	6/07	$124
(Total Notional Value at March 31, 2007, $14,904 )

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

High Yield Bond Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Bonds (93.3%)	Shares/ $ Par	Value $ (000's)
Aerospace/Defense (1.9%)
Bombardier, Inc., 8.00%, 11/15/14 144A	469,000	485
DRS Technologies, Inc., 7.625%, 2/1/18	680,000	707
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.50%, 4/1/15 144A	412,000	428
(c) Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co., 8.875%, 4/1/15 144A	272,000	281
L-3 Communications Corp., 6.375%, 10/15/15	2,025,000	2,008
L-3 Communications Corp., 7.625%, 6/15/12	1,205,000	1,241
TransDigm Inc., 7.75%, 7/15/14	335,000	346

Total		5,496

Autos/Vehicle Parts (5.0%)
American Axle & Manufacturing, Inc., 7.875%, 3/1/17	926,000	924
Arvinmeritor, Inc., 8.75%, 3/1/12	389,000	402
Cooper Tire & Rubber Co., 8.00%, 12/15/19	680,000	656
Ford Motor Co., 7.45%, 7/16/31	2,695,000	2,085
Ford Motor Credit Co., 8.00%, 12/15/16	1,345,000	1,294
Ford Motor Credit Co., 8.625%, 11/1/10	710,000	725
Ford Motor Credit Co., 9.875%, 8/10/11	2,980,000	3,156
General Motors Corp., 8.375%, 7/15/33	1,685,000	1,512
The Goodyear Tire & Rubber Co., 8.625%, 12/1/11 144A	604,000	649
Lear Corp., 8.50%, 12/1/13	401,000	387
Lear Corp., 8.75%, 12/1/16	872,000	833
TRW Automotive, Inc., 7.25%, 3/15/17 144A	1,700,000	1,666
Visteon Corp., 8.25%, 8/1/10	445,000	454

Total		14,743

Basic Materials (12.9%)
Abitibi-Consolidated, Inc., 7.75%, 6/15/11	1,687,000	1,611
Abitibi-Consolidated, Inc., 8.375%, 4/1/15	670,000	630
Arch Western Finance LLC, 6.75%, 7/1/13	1,395,000	1,372
BCP Caylux Holding, 9.625%, 6/15/14	755,000	858
Berry Plastics Holding Corp., 8.875%, 9/15/14	540,000	552
Bowater Canada Finance, 7.95%, 11/15/11	780,000	759
Cascades, Inc., 7.25%, 2/15/13	504,000	504
Catalyst Paper Corp., Series D, 8.625%, 6/15/11	340,000	345
Crown Americas, Inc., 7.625%, 11/15/13	962,000	990
Crown Americas, Inc., 7.75%, 11/15/15	825,000	858
Equistar Chemicals LP, 10.625%, 5/1/11	1,585,000	1,672
Equistar Chemicals LP, 8.75%, 2/15/09	1,030,000	1,074
FMG Finance Property, Ltd., 10.625%, 9/1/16 144A	1,995,000	2,295
Freeport-McMoRan Copper & Gold, Inc., 8.25%, 4/1/15	1,360,000	1,464
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17	1,815,000	1,963
Georgia-Pacific Corp., 7.00%, 1/15/15 144A	1,853,000	1,862
Georgia-Pacific Corp., 7.125%, 1/15/17 144A	1,179,000	1,182
Graphic Packaging International Corp., 9.50%, 8/15/13	881,000	937
Hexion US Finance Corp., 9.75%, 11/15/14 144A	1,955,000	2,051
Huntsman LLC, 11.50%, 7/15/12	745,000	833
Invista, 9.25%, 5/1/12 144A	875,000	932
Lyondell Chemical Co., 8.00%, 9/15/14	1,545,000	1,618
Massey Energy Co., 6.875%, 12/15/13	1,190,000	1,129
Momentive Performance Materials, Inc., 9.75%, 12/1/14 144A	445,000	458
(c) Momentive Performance Materials, Inc., 10.125%, 12/1/14 144A	560,000	582
The Mosaic Co., 7.375%, 12/1/14 144A	335,000	349
The Mosaic Co., 7.625%, 12/1/16 144A	785,000	828
Norampac, Inc., 6.75%, 6/1/13	625,000	618
Novelis, Inc., 7.25%, 2/15/15	748,000	791
Owens-Brockway Glass Container, Inc., 6.75%, 12/1/14	1,064,000	1,053
Owens-Brockway Glass Container, Inc., 7.75%, 5/15/11	1,555,000	1,606
Peabody Energy Corp., 7.375%, 11/1/16	935,000	984
Rockwood Specialties Group, Inc., 10.265%, 5/15/11	1,257,000	1,326
Smurfit-Stone Container Corp., 8.375%, 7/1/12	955,000	957
Smurfit-Stone Container Corp., 8.00%, 3/15/17 144A	680,000	665

Total		37,708

Builders/Building Materials (1.7%)
Beazer Homes USA, Inc., 6.50%, 11/15/13	557,000	498
Beazer Homes USA, Inc., 6.875%, 7/15/15	223,000	199
Beazer Homes USA, Inc., 8.375%, 4/15/12	205,000	197
K. Hovnanian Enterprises, 7.75%, 5/15/13	1,400,000	1,275
KB HOME, 7.75%, 2/1/10	1,030,000	1,017
Standard Pacific Corp., 6.25%, 4/1/14	565,000	497
Standard Pacific Corp., 7.75%, 3/15/13	715,000	686
Technical Olympic USA, Inc., 9.00%, 7/1/10	750,000	699

Total		5,068

Capital Goods (1.2%)
DA-Lite Screen Co., Inc., 9.50%, 5/15/11	675,000	705
Terex Corp., 7.375%, 1/15/14	610,000	628
United Rentals North America, Inc., 6.50%, 2/15/12	2,295,000	2,290

Total		3,623

Consumer Products/Retailing (5.6%)
Education Management LLC, 10.25%, 6/1/16	1,155,000	1,253
GSC Holdings Corp., 8.00%, 10/1/12	1,105,000	1,171
Jarden Corp., 7.50%, 5/1/17	642,000	648
Jostens IH Corp., 7.625%, 10/1/12	844,000	859
Levi Strauss & Co., 8.875%, 4/1/16	1,125,000	1,204
Michaels Stores, Inc., 10.00%, 11/1/14 144A	804,000	860
Oxford Industries, Inc., 8.875%, 6/1/11	1,693,000	1,752
Phillips Van Heusen Corp., 7.25%, 2/15/11	563,000	576
Phillips Van Heusen Corp., 8.125%, 5/1/13	200,000	210
Rent-A-Center, 7.50%, 5/1/10	497,000	501
Rite Aid Corp., 7.50%, 3/1/17	1,017,000	1,004
Rite Aid Corp., 8.125%, 5/1/10	1,505,000	1,546
Rite Aid Corp., 8.625%, 3/1/15	336,000	318
Sally Holdings LLC, 10.50%, 11/15/16 144A	896,000	921
Simmons Bedding Co., 7.875%, 1/15/14	1,115,000	1,143
SUPERVALU, Inc., 7.50%, 11/15/14	1,120,000	1,168
United Auto Group, Inc., 7.75%, 12/15/16 144A	670,000	677
Warnaco, Inc., 8.875%, 6/15/13	755,000	801

Total		16,612

Energy (10.4%)
AmeriGas Partners LP, 7.25%, 5/20/15	840,000	848
Basic Energy Services, Inc., 7.125%, 4/15/16	1,060,000	1,034
Chaparral Energy, Inc., 8.875%, 2/1/17 144A	1,120,000	1,126
Chesapeake Energy Corp., 6.375%, 6/15/15	823,000	819
Chesapeake Energy Corp., 6.625%, 1/15/06	1,405,000	1,416
Chesapeake Energy Corp., 7.50%, 9/15/13	620,000	648
Chesapeake Energy Corp., 7.625%, 7/15/13	655,000	696
Colorado Interstate Gas, 6.80%, 11/15/15	810,000	861
Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15	405,000	417
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17	675,000	704
Complete Production Services, Inc., 8.00%, 12/15/16 144A	803,000	823
Denbury Resources, Inc., 7.50%, 12/15/15	750,000	758
El Paso Performance-Linked Trust, 7.75%, 7/15/11 144A	1,290,000	1,372
El Paso Production Holding, 7.75%, 6/1/13	1,328,000	1,388
Hanover Compressor Co., 7.50%, 4/15/13	427,000	438
Hanover Compressor Co., 9.00%, 6/1/14	665,000	720
Kinder Morgan Inc., 5.35%, 1/5/11	875,000	862
Kinder Morgan Inc., 5.70%, 1/5/16	1,345,000	1,261
Newfield Exploration Co., 6.625%, 9/1/14	190,000	190
Newfield Exploration Co., 6.625%, 4/15/16	895,000	895
NSG Holdings LLC, 7.75%, 12/15/25 144A	948,000	991
OPTI Canada, Inc., 8.25%, 12/15/14 144A	1,010,000	1,050
Petrohawk Energy Corp., 9.125%, 7/15/13	1,536,000	1,635
Pioneer Natural Resources Co., 5.875%, 7/15/16	610,000	568
Pioneer Natural Resources Co., 6.65%, 3/15/17	1,016,000	1,005
Plains Exploration & Production Co., 7.00%, 3/15/17	680,000	683
Pogo Producing Co., 7.875%, 5/1/13	726,000	731
Range Resources Corp., 6.375%, 3/15/15	1,119,000	1,102
Range Resources Corp., 7.50%, 5/15/16	235,000	242
Sesi LLC, 6.875%, 6/1/14	1,145,000	1,136
Stallion Oilfield Services/Stallion Oilfield Finance Corp., 9.75%, 2/1/15 144A	1,125,000	1,145
Tesoro Corp., 6.625%, 11/1/15	1,225,000	1,240
Whiting Petroleum Corp., 7.25%, 5/1/13	1,254,000	1,232
Williams Partners LP/Williams Partners Finance Corp., 7.25%, 2/1/17 144A	538,000	569

Total		30,605

Financials (4.2%)
Crum and Forster Holding Corp., 10.375%, 6/15/13	855,000	923
E*Trade Financial Corp., 7.875%, 12/1/15	1,210,000	1,305
General Motors Acceptance Corp. LLC, 6.75%, 12/1/14	905,000	890
General Motors Acceptance Corp. LLC, 6.875%, 9/15/11	2,515,000	2,518
General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	1,590,000	1,705
LaBranche & Co., Inc., 9.50%, 5/15/09	375,000	394
LaBranche & Co., Inc., 11.00%, 5/15/12	561,000	611
Residential Capital LLC, 6.50%, 4/17/13	905,000	896
Residential Capital LLC, 6.875%, 6/30/15	905,000	913
Residential Capital LLC, 7.19%, 4/17/09 144A	1,301,000	1,290
UnumProvident Finance Co. PLC, 6.85%, 11/15/15 144A	825,000	860

Total		12,305

Foods (3.9%)
Albertson’s Inc., 7.25%, 5/1/13	1,335,000	1,379
B&G Foods, Inc., 8.00%, 10/1/11	939,000	951
Constellation Brands, Inc., 7.25%, 9/1/16	885,000	896
Dole Foods Co., 8.625%, 5/1/09	1,510,000	1,506
Pilgrim’s Pride Corp., 7.625%, 5/1/15	843,000	841
Pilgrim’s Pride Corp., 8.375%, 5/1/17	405,000	400
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.25%, 4/1/15 144A	1,365,000	1,341
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/17 144A	685,000	674
Reynolds American, Inc., 7.25%, 6/1/13	1,010,000	1,058
Reynolds American, Inc., 7.625%, 6/1/16	1,090,000	1,160
Smithfield Foods, Inc., 7.75%, 5/15/13	1,160,000	1,198

Total		11,404

Gaming/Leisure/Lodging (8.4%)
AMC Entertainment, Inc., 11.00%, 2/1/16	728,000	829
American Casino & Entertainment, 7.85%, 2/1/12	780,000	811
Boyd Gaming Corp., 7.75%, 12/15/12	1,355,000	1,399
Buffalo Thunder Development Authority, 9.375%, 12/15/14 144A	335,000	342
Corrections Corp. of America, 6.25%, 3/15/13	1,398,000	1,398
Felcor Lodging LP, 8.50%, 6/1/11	1,117,000	1,197
Hertz Corp., 8.875%, 1/1/14	1,295,000	1,395
Host Hotels & Resorts LP, 6.875%, 11/1/14	313,000	318
Host Marriot LP, 7.125%, 11/1/13	2,865,000	2,929
Mandalay Resort Group, 9.375%, 2/15/10	660,000	711
MGM Mirage, Inc., 6.375%, 12/15/11	1,135,000	1,141
MGM Mirage, Inc., 6.75%, 9/1/12	755,000	750
MGM Mirage, Inc., 8.375%, 2/1/11	1,130,000	1,189
MGM Mirage, Inc., 8.50%, 9/15/10	1,210,000	1,293
Park Place Entertainment Corp., 8.125%, 5/15/11	1,775,000	1,879
Pokagon Gaming Authority, 10.375%, 6/15/14 144A	384,000	423
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	875,000	904
Seminole Hard Rock Hotels & Casinos, 7.86%, 3/15/14 144A	540,000	551
Station Casinos, Inc., 6.625%, 3/15/18	615,000	547
Station Casinos, Inc., 6.875%, 3/1/16	685,000	628
Tropicana Entertainment, 9.625%, 12/15/14 144A	675,000	678
Universal City Development Corp., 11.75%, 4/1/10	907,000	960
Universal City Florida, 8.375%, 5/1/10	400,000	413
Wynn Las Vegas LLC, 6.625%, 12/1/14	2,050,000	2,030

Total		24,715

Health Care/Pharmaceuticals (5.6%)
Fresenius Medical Capital Trust IV, 7.875%, 6/15/11	410,000	431
HCA, Inc., 6.75%, 7/15/13	905,000	835
HCA, Inc., 9.125%, 11/15/14 144A	782,000	836
HCA, Inc., 9.25%, 11/15/16 144A	3,164,000	3,412
(c)HCA, Inc., 9.625%, 11/15/16 144A	1,173,000	1,267
Iasis Healthcare Corp., 8.75%, 6/15/14	1,292,000	1,337
OMEGA Healthcare Investors, Inc., 7.00%, 1/15/16	285,000	288
OMEGA Healthcare Investors, Inc., 7.00%, 4/1/14	750,000	758
Omnicare, Inc., 6.75%, 12/15/13	825,000	828
Senior Housing Properties Trust, 8.625%, 1/15/12	610,000	666
Service Corp. International, 6.75%, 4/1/16	825,000	821
Service Corp. International, 7.375%, 10/1/14	175,000	182
Tenet Healthcare Corp., 7.375%, 2/1/13	900,000	836
Tenet Healthcare Corp., 9.875%, 7/1/14	675,000	682
US Oncology, Inc., 9.00%, 8/15/12	940,000	1,003
Vanguard Health Holding II, 9.00%, 10/1/14	1,175,000	1,190
Ventas Realty LP, 6.50%, 6/1/16	340,000	348
Ventas Realty LP, 9.00%, 5/1/12	750,000	844

Total		16,564

Media (11.2%)
Charter Communications Holdings LLC, 8.75%, 11/15/13	905,000	937
Charter Communications Holding LLC, 10.25%, 9/15/10	1,740,000	1,834
Charter Communications Holdings LLC, 11.00%, 10/1/15	1,525,000	1,578
CSC Holdings, Inc., 7.625%, 4/1/11	2,055,000	2,106
CSC Holdings, Inc., 7.875%, 2/15/18	1,660,000	1,706
CSC Holdings, Inc., 8.125%, 7/15/09	780,000	807
CSC Holdings, Inc., 8.125%, 8/15/09	408,000	422
The DIRECTV Group, Inc., 6.375%, 6/15/15	440,000	418
Echostar DBS Corp., 6.375%, 10/1/11	870,000	875
Echostar DBS Corp., 7.00%, 10/1/13	935,000	963
EchoStar DBS Corp., 7.125%, 2/1/16	430,000	444
Idearc, Inc., 8.00%, 11/15/16 144A	3,745,000	3,853
Intelsat Bermuada, Ltd., 11.25%, 6/15/16 144A	658,000	747
Intelsat Bermuada, Ltd., 11.354%, 6/15/13 144A	878,000	942
Intelsat Bermuada, Ltd., 8.50%, 1/15/13	934,000	974
Kabel Deutschland GMBH, 10.625%, 7/1/14	845,000	942
Lamar Media Corp., 6.625%, 8/15/15	1,105,000	1,077
LIN Television Corp., 6.50%, 5/15/13	1,170,000	1,145
Mediacom Broadband LLC, 8.50%, 10/15/15	785,000	803
Mediacom Broadband LLC, 8.50%, 10/15/15 144A	400,000	409
Mediacom LLC/Mediacom Capital Corp., 7.875%, 2/15/11	390,000	390
Primedia, Inc., 8.00%, 5/15/13	400,000	414
Quebecor World, Inc., 9.75%, 1/15/15 144A	900,000	945
R.H. Donnelley Corp., 6.875%, 1/15/13	3,850,000	3,745
R.H. Donnelley Corp., 8.875%, 1/15/16	695,000	738
The Reader's Digest Association, Inc., 9.00%, 2/15/17 144A	405,000	390
Sinclair Broadcast Group, 8.00%, 3/15/12	1,205,000	1,247
(c) Umbrella Acquisition, 9.75%, 3/15/15 144A	1,810,000	1,803
Videotron Ltee, 6.375%, 12/15/15	340,000	334

Total		32,988

Real Estate (1.3%)
American Real Estate Partners LP, 7.125%, 2/15/13	390,000	385
American Real Estate Partners, LP, 7.125%, 2/15/13 144A	1,120,000	1,106
The Rouse Co., 7.20%, 9/15/12	1,175,000	1,223
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	1,035,000	1,055

Total		3,769

Services (2.3%)
Allied Waste North America, Inc., 6.875%, 6/1/17	815,000	817
Allied Waste North America, Inc., 7.25%, 3/15/15	1,411,000	1,440
ARAMARK Corp., 8.50%, 2/1/15 144A	607,000	631
ARAMARK Corp., 8.86%, 2/1/15 144A	405,000	416
Ashtead Capital, Inc., 9.00%, 8/15/16 144A	540,000	575
Rental Service Corp., 9.50%, 12/1/14 144A	837,000	891
Seitel Acquisition Corp., 9.75%, 2/15/14 144A	340,000	344
Service Corp. International, 6.75%, 4/1/15 144A	855,000	854
WCA Waste Corp., 9.25%, 6/15/14	880,000	935

Total		6,903

Structured Product (2.2%)
Dow Jones Credit Derivative High Yield, 7.375%, 6/29/11 144A	3,500,000	3,609
Dow Jones Credit Derivative High Yield, 8.25%, 12/29/10	2,670,000	2,777

Total		6,386

Technology (3.6%)
Flextronics International, Ltd., 6.50%, 5/15/13	1,130,000	1,119
Freescale Semiconductor, Inc., 8.875%, 12/15/14 144A	896,000	897
(c)Freescale Semiconductor, Inc., 9.125%, 12/15/14 144A	1,342,000	1,332
Freescale Semiconductor, Inc., 10.125%, 12/15/16 144A	335,000	336
Nortel Networks, Ltd., 10.75%, 7/15/16 144A	440,000	488
NXP BV/NXP Funding LLC, 7.875%, 10/15/14 144A	1,115,000	1,151
NXP BV/NXP Funding LLC, 9.50%, 10/15/15 144A	505,000	521
Sanmina Corp., 8.125%, 3/1/16	510,000	479
Stats Chippac, Inc., 6.75%, 11/15/11	662,000	684
Sungard Data Systems, Inc., 9.125%, 8/15/13	1,315,000	1,411
Travelport LLC, 9.875%, 9/1/14 144A	110,000	115
Travelport LLC, 11.875, 9/1/16 144A	885,000	970
Xerox Corp., 7.625%, 6/15/13	945,000	991

Total		10,494

Telecommunications (5.3%)
Belden CDT, Inc., 7.00%, 3/15/17 144A	340,000	347
Citizens Communications Co., 9.00%, 8/15/31	1,125,000	1,232
Citizens Communications Co., 9.25%, 5/15/11	2,955,000	3,295
Digicel Group, Ltd., 8.875%, 1/15/15 144A	695,000	674
Embarq Corp., 7.995%, 6/1/36	675,000	697
Qwest Capital Funding, Inc., 7.90%, 8/15/10	870,000	907
Qwest Communications International, Inc., 7.50%, 11/1/08	375,000	380
Qwest Corp., 7.50%, 10/1/14	221,000	233
Qwest Corp., 7.875%, 9/1/11	3,156,000	3,352
Rogers Wireless, Inc., 8.00%, 12/15/12	1,220,000	1,293
Windstream Corp., 7.00%, 3/15/19 144A	680,000	680
Windstream Corp., 8.125%, 8/1/13	1,150,000	1,245
Windstream Corp., 8.625%, 8/1/16	1,095,000	1,198

Total		15,533

Transportation-Rail & Other (2.4%)
American Railcar Industries, Inc., 7.50%, 3/1/14 144A	680,000	699
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 9.375%, 5/1/12	933,000	1,003
Grupo Transportacion Ferroviaria Mexicana, SA de CV (TFM), 12.50%, 6/15/12	750,000	804
Kansas City Southern de Mexico SA de CV, 7.625%, 12/1/13 144A	470,000	475
OMI Corp., 7.625%, 12/1/13	1,173,000	1,191
Ship Finance International, Ltd., 8.50%, 12/15/13	545,000	559
Stena AB, 7.50%, 11/1/13	2,305,000	2,339

Total		7,070

Utilities (4.2%)
The AES Corp., 9.375%, 9/15/10	860,000	935
Aquila, Inc., 9.95%, 2/1/11	78,000	85
Dynegy Holdings, Inc., 8.375%, 5/1/16	910,000	946
Elwood Energy LLC, 8.159%, 7/5/26	353,993	369
Indiantown Cogeneration LP, Series A-10, 9.77%, 12/15/20	2,025,000	2,351
Midwest Generation LLC, 8.75%, 5/1/34	935,000	1,014
Nevada Power Co., 8.25%, 6/1/11	885,000	973
NRG Energy, Inc., 7.25%, 2/1/14	1,810,000	1,856
NRG Energy, Inc., 7.375%, 1/15/17	2,606,000	2,675
NRG Energy, Inc., 7.375%, 2/1/16	430,000	442
PSEG Energy Holdings LLC, 8.50%, 6/15/11	291,000	314
Sierra Pacific Resources, 8.625%, 3/15/14	392,000	424

Total		12,384

Total Bonds (Cost: $268,526)		274,370

Common Stocks and Warrants (0.0%)
Gaming/Leisure/Lodging (0.0%)
* Shreveport Gaming Holdings, Inc.	4,168	55

Total Common Stocks and Warrants (Cost: $76)		55

Money Market Investments (6.1%)
Finance Lessors (3.4%)
Thunder Bay Funding, Inc., 5.33%, 4/16/07	5,000,000	4,988
Windmill Funding Corp., 5.27%, 4/12/07	5,000,000	4,992

Total		9,980

Miscellaneous Business Credit Institutions (1.7%)
Park Avenue Receivables, 5.33%, 4/12/07	5,000,000	4,991

Total		4,991

Personal Credit Institutions (1.0%)
(b) Rabobank USA, 5.37%, 4/2/07	2,900,000	2,899

Total		2,899

Total Money Market Investments (Cost: $17,870)		17,870

Total Investments (99.4%) (Cost $286,472)(a)		292,295

Other Assets, Less Liabilities (0.6%)		1,787

Net Assets (100.0%)		294,082

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 the value of these securities (in thousands) was $63,176, representing 21.48% of the net assets.

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $286,472 and the net unrealized appreciation of investments based on that cost was $5,823 which is comprised of $7,287 aggregate gross unrealized appreciation and $1,464 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(c)	PIK-Payment in Kind

Northwestern Mutual Series Fund, Inc.

Select Bond Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Corporate Bonds (30.3%)	Shares/ $ Par	Value $ (000's)
Aerospace/Defense (1.9%)
BAE Systems Holdings, Inc., 4.75%, 8/15/10 144A	1,850,000	1,823
Boeing Capital Corp., 4.75%, 8/25/08	3,067,000	3,052
General Dynamics Corp., 3.00%, 5/15/08	3,660,000	3,577
General Dynamics Corp., 4.25%, 5/15/13	600,000	573
L-3 Communications Corp., 6.375%, 10/15/15	3,050,000	3,023
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,102
Lockheed Martin Corp., 6.15%, 9/1/36	735,000	763
Lockheed Martin Corp., 7.65%, 5/1/16	875,000	1,014
Raytheon Co., 5.50%, 11/15/12	3,680,000	3,745

Total		18,672

Auto Manufacturing (0.2%)
DaimlerChrysler NA Holdings Corp., 5.75%, 5/18/09	1,940,000	1,963
DaimlerChrysler NA Holdings Corp., 8.50%, 1/18/31	240,000	300

Total		2,263

Banking (3.7%)
Bank of America Corp., 5.30%, 3/15/17	790,000	777
Bank of America Corp., 5.625%, 10/14/16	2,045,000	2,072
Bank of America Corp., 5.42%, 3/15/17 144A	2,350,000	2,326
The Bank of New York Co., Inc., 4.95%, 1/14/11	1,050,000	1,047
Bank One Corp., 5.25%, 1/30/13	2,835,000	2,837
Barclays Bank PLC, 5.926%, 12/15/16 144A	865,000	866
BB&T Corp., 4.90%, 6/30/17	650,000	618
Citigroup, Inc., 5.50%, 2/15/17	4,565,000	4,541
Deutsche Bank Capital Funding Trust, 5.628%, 1/19/16 144A	480,000	471
Fifth Third Bancorp, 5.45%, 1/15/17	1,905,000	1,890
JPMorgan Chase Bank NA, 5.875%, 6/13/16	2,155,000	2,214
M&I Marshall & Ilsley Bank, 5.15%, 2/22/12	1,770,000	1,771
Mellon Bank NA, 5.45%, 4/1/16	1,190,000	1,190
National Australia Bank, Ltd., 4.80%, 4/6/10 144A	2,449,000	2,434
National City Bank, 5.25%, 12/15/16 144A	265,000	261
Northern Trust Corp., 5.30%, 8/29/11	580,000	586
PNC Funding Corp., 5.625%, 2/1/17	490,000	494
State Street Bank and Trust Co., 5.30%, 1/15/16	1,385,000	1,375
UnionBanCal Corp., 5.25%, 12/16/13	565,000	560
US Bank NA, 4.80%, 4/15/15	2,155,000	2,066
Wachovia Corp., 5.35%, 3/15/11	2,215,000	2,241
Wachovia Corp., 5.625%, 10/15/16	1,225,000	1,230
Washington Mutual Bank, 5.95%, 5/20/13	770,000	786
Wells Fargo Bank NA, 5.75%, 5/16/16	770,000	790
Zions Bancorporation, 5.50%, 11/16/15	1,520,000	1,494

Total		36,937

Beverage/Bottling (1.1%)
Anheuser-Busch Companies, Inc., 4.375%, 1/15/13	415,000	398
Anheuser-Busch Companies, Inc., 5.75%, 4/1/36	400,000	385
Anheuser-Busch Companies, Inc., 5.95%, 1/15/33	110,000	109
Anheuser-Busch Companies, Inc., 9.00%, 12/1/09	3,025,000	3,302
Bottling Group LLC, 5.50%, 4/1/16	815,000	820
Constellation Brands, Inc., 7.25%, 9/1/16	1,180,000	1,195
Diageo Capital PLC, 4.375%, 5/3/10	420,000	412
PepsiAmericas, Inc., 4.875%, 1/15/15	1,710,000	1,645
SABMiller PLC, 6.20%, 7/1/11 144A	1,965,000	2,029

Total		10,295

Building Products (0.1%)
CRH America, Inc., 6.00%, 9/30/16	575,000	583

Total		583

Cable/Media/Broadcasting/Satellite (1.8%)
CBS Corp., 6.625%, 5/15/11	330,000	345
Clear Channel Communications, Inc., 6.25%, 3/15/11	1,430,000	1,423
Comcast Corp., 5.875%, 2/15/18	710,000	712
Comcast Corp., 6.50%, 1/15/17	2,305,000	2,433
Cox Communications, Inc., 4.625%, 1/15/10	565,000	557
Historic TW, Inc., 6.625%, 5/15/29	155,000	157
News America, Inc., 6.40%, 12/15/35	470,000	467
News America, Inc., 6.15%, 3/1/37 144A	155,000	148
Rogers Cable, Inc., 5.50%, 3/15/14	3,455,000	3,364
TCI Communications, Inc., 8.75%, 8/1/15	735,000	868
Time Warner Entertainment Co. LP, 7.25%, 9/1/08	3,110,000	3,178
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	690,000	816
Time Warner Entertainment Co., LP, 8.875%, 10/1/12	1,500,000	1,732
Time Warner, Inc., 6.875%, 5/1/12	530,000	565
Viacom Inc., 5.75%, 4/30/11	765,000	775
Viacom, Inc., 6.25%, 4/30/16	160,000	162

Total		17,702

Conglomerate/Diversified Manufacturing (0.3%)
General Electric Co., 5.00%, 2/1/13	1,000,000	992
Honeywell International, Inc., 5.30%, 3/15/17	620,000	613
United Technologies Corp., 4.875%, 5/1/15	250,000	242
United Technologies Corp., 6.35%, 3/1/11	770,000	806

Total		2,653

Consumer Products (0.6%)
The Clorox Co., 4.20%, 1/15/10	1,750,000	1,711
Fortune Brands, Inc., 5.375%, 1/15/16	965,000	927
The Gillette Co., 2.50%, 6/1/08	3,300,000	3,202
The Procter & Gamble Co., 5.55%, 3/5/37	460,000	448

Total		6,288

Electric Utilities (4.9%)
AEP Texas Central Co., 6.65%, 2/15/33	575,000	609
Carolina Power & Light, Inc., 5.15%, 4/1/15	320,000	314
Carolina Power & Light, Inc., 6.50%, 7/15/12	255,000	270
CenterPoint Energy Houston Electric LLC, 5.70%, 3/15/13	200,000	202
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	210,000	230
CMS Energy Corp., 6.875%, 12/15/15	970,000	1,011
Consolidated Edison Co. of New York, 5.375%, 12/15/15	385,000	386
Consolidated Edison Co. of New York, 5.50%, 9/15/16	430,000	434
Consumer Energy Co., 4.80%, 2/17/09	3,675,000	3,641
DTE Energy Co., 6.375%, 4/15/33	325,000	334
DTE Energy Co., 7.05%, 6/1/11	4,470,000	4,761
Duke Energy Corp., 6.45%, 10/15/32	1,225,000	1,298
Duquesne Light Holdings, Inc., 5.50%, 8/15/15	1,150,000	1,087
Entergy Mississippi, Inc., 6.25%, 4/1/34	660,000	641
Florida Power & Light Co., 4.50%, 6/1/10	2,115,000	2,076
Florida Power & Light Co., 5.625%, 4/1/34	775,000	760
FPL Group Capital, Inc., 5.551%, 2/16/08	2,815,000	2,818
Indiana Michigan Power, 5.05%, 11/15/14	1,560,000	1,511
Kiowa Power Partners LLC, 4.811%, 12/30/13 144A	741,828	722
Kiowa Power Partners LLC, 5.737%, 3/30/21 144A	975,000	953
MidAmerican Energy Holdings Co., 6.125%, 4/1/36	195,000	195
Monongahela Power Co., 5.70%, 3/15/17 144A	615,000	617
Nevada Power Co., 5.875%, 1/15/15	1,200,000	1,210
Nevada Power Co., 6.50%, 5/15/18	1,155,000	1,206
Northern States Power Co., 5.25%, 10/1/18	190,000	184
Oncor Electric Delivery Co., 6.375%, 1/15/15	985,000	1,025
Oncor Electric Delivery Co., 7.00%, 9/1/22	645,000	691
Pacific Gas & Electric Co., 5.80%, 3/1/37	190,000	183
Pacific Gas & Electric Co., 6.05%, 3/1/34	795,000	797
PacifiCorp, 5.45%, 9/15/13	3,000,000	2,995
PacifiCorp, 5.75%, 4/1/37	630,000	618
PPL Electric Utilities Corp., 4.30%, 6/1/13	1,800,000	1,688
PPL Electric Utilities Corp., 5.875%, 8/15/07	485,000	486
PPL Electric Utilities Corp., 6.25%, 8/15/09	145,000	149
PPL Energy Supply LLC, 6.00%, 12/15/36	310,000	294
Progress Energy, Inc., 6.85%, 4/15/12	710,000	761
Public Service Co. of Colorado, 5.50%, 4/1/14	955,000	963
Public Service Electric & Gas Co., 5.00%, 1/1/13	1,000,000	982
Public Service Electric & Gas Co., 5.70%, 12/1/36	1,160,000	1,116
Puget Sound Energy, Inc., 3.363%, 6/1/08	1,380,000	1,348
Puget Sound Energy, Inc., 6.274%, 3/15/37	765,000	770
Southern California Edison Co., 5.00%, 1/15/16	1,495,000	1,453
Southern California Edison Co., 5.55%, 1/15/37	230,000	220
Tampa Electric Co., 6.55%, 5/15/36	385,000	407
Toledo Edison Co. 6.15%, 5/15/37	1,925,000	1,886
Virginia Electric & Power Co., 6.00%, 1/15/36	1,600,000	1,595
Xcel Energy, Inc., 6.50%, 7/1/36	590,000	620

Total		48,517

Food Processors (0.8%)
General Mills, Inc., 5.70%, 2/15/17	890,000	893
Kellogg Co., 6.60%, 4/1/11	3,610,000	3,794
Kraft Foods, Inc., 5.25%, 10/1/13	385,000	379
Kraft Foods, Inc., 6.25%, 6/1/12	2,585,000	2,686

Total		7,752

Gaming/Lodging/Leisure (0.2%)
Harrah’s Operating Co., Inc., 5.75%, 10/1/17	420,000	348
Royal Caribbean Cruises, Ltd., 7.00%, 6/15/13	1,180,000	1,219

Total		1,567

Gas Pipelines (0.5%)
Consolidated Natural Gas Co., 5.00%, 12/1/14	1,340,000	1,296
El Paso Natural Gas Co., 5.95%, 4/15/17 144A	160,000	161
Kinder Morgan Energy Partners LP, 7.30%, 8/15/33	1,285,000	1,388
Kinder Morgan Finance, 5.35%, 1/5/11	1,765,000	1,739
Southern Natural Gas Co., 5.90%, 4/1/17 144A	175,000	175

Total		4,759

Independent Finance (0.7%)
GMAC LLC, 6.00%, 12/15/11	1,545,000	1,499
HSBC Finance Corp., 4.125%, 11/16/09	2,330,000	2,275
International Lease Finance Corp., 4.75%, 1/13/12	1,485,000	1,458
iStar Financial, Inc., 5.15%, 3/1/12	1,405,000	1,378

Total		6,610

Industrials - Other (0.4%)
Centex Corp., 5.45%, 8/15/12	545,000	526
Centex Corp., 7.875%, 2/1/11	245,000	260
DR Horton, Inc., 5.375%, 6/15/12	385,000	370
DR Horton, Inc., 7.875%, 8/15/11	110,000	117
KB HOME, 7.75%, 2/1/10	1,160,000	1,146
Lennar Corp., 5.95%, 10/17/11	805,000	804
Meritage Homes Corp., 6.25%, 3/15/15	1,160,000	1,047

Total		4,270

Information/Data Technology (0.1%)
Cisco Systems, Inc., 5.50%, 2/22/16	200,000	201
Seagate Technology HDD Holdings, 6.80%, 10/1/16	510,000	513
Siemens AG, 5.75%, 10/17/16 144A	495,000	503

Total		1,217

Life Insurance (0.0%)
Lincoln National Corp., 6.05%, 4/20/67	110,000	107

Total		107

Machinery (0.1%)
John Deere Capital Corp., 4.50%, 8/25/08	825,000	817

Total		817

Metals/Mining (0.2%)
Alcoa, Inc., 5.90%, 2/1/27	960,000	937
Alcoa, Inc., 5.72%, 2/23/19 144A	720,000	711

Total		1,648

Mortgage Banking (0.4%)
Countrywide Financial Corp., 6.25%, 5/15/16	560,000	564
Residential Capital Corp., 6.00%, 2/22/11	1,715,000	1,692
Residential Capital Corp., 6.50%, 4/17/13	1,500,000	1,486

Total		3,742

Natural Gas Distributors (0.1%)
NiSource Finance Corp., 5.25%, 9/15/17	240,000	227
NiSource Finance Corp., 5.40%, 7/15/14	590,000	576

Total		803

Oil & Gas Field Machines and Services (0.0%)
Weatherford International, Ltd., 6.50%, 8/1/36	475,000	475

Total		475

Oil and Gas (2.3%)
Anadarko Petroleum Corp., 5.95%, 9/15/16	570,000	571
Anadarko Petroleum Corp., 6.45%, 9/15/36	350,000	346
Anadarko Petroleum Corp., 7.50%, 5/1/31	785,000	867
Apache Corp., 5.625%, 1/15/17	160,000	162
Apache Corp., 6.00%, 1/15/37	190,000	189
Canadian National Resources, Ltd., 5.70%, 5/15/17	290,000	289
Canadian National Resources, Ltd., 6.25%, 3/15/38	290,000	284
Canadian Natural Resources, Ltd., 6.50%, 2/15/37	240,000	243
Conoco Funding Co., 6.35%, 10/15/11	3,105,000	3,262
ConocoPhilips, 5.30%, 4/15/12	565,000	570
ConocoPhilips, 5.625% 10/15/16	360,000	366
Devon Energy Corp., 7.95%, 4/15/32	200,000	240
Devon Financing Corp., 6.875%, 9/30/11	565,000	601
Encana Holdings Finance Corp., 5.80%, 5/1/14	760,000	775
Hess Corp., 7.125%, 3/15/33	260,000	281
Marathon Oil Corp., 6.125%, 3/15/12	1,000,000	1,036
Nexen, Inc., 5.875%, 3/10/35	1,390,000	1,304
Occidental Petroleum, 4.00%, 11/30/07	1,500,000	1,488
Pemex Project Funding Master Trust, 5.75%, 12/15/15	2,545,000	2,550
Petro-Canada, 5.95%, 5/15/35	690,000	658
Pioneer Natural Resource, 6.875%, 5/1/18	1,340,000	1,317
Sunoco, Inc., 5.75%, 1/15/17	625,000	617
Talisman Energy, Inc., 5.85%, 2/1/37	1,590,000	1,433
Tesoro Corp., 6.25%, 11/1/12	1,590,000	1,612
Valero Energy Corp., 7.50%, 04/15/32	800,000	909
XTO Energy, Inc., 5.30%, 6/30/15	195,000	190
XTO Energy, Inc., 6.25%, 4/15/13	100,000	104

Total		22,264

Other Finance (0.3%)
SLM Corp., 5.45%, 4/25/11	3,020,000	3,056

Total		3,056

Other Services (0.1%)
Waste Management, Inc., 5.00%, 3/15/14	540,000	520

Total		520

Pharmaceuticals (0.3%)
Abbott Laboratories, 3.75%, 3/15/11	2,480,000	2,367
Wyeth, 5.95%, 4/1/37	540,000	532

Total		2,899

Property and Casualty Insurance (0.5%)
Berkley (WR) Corp., 9.875%, 5/15/08	2,860,000	2,985
Berkshire Hathaway Finance, 3.40%, 7/2/07	1,500,000	1,493

Total		4,478

Railroads (1.1%)
Burlington Northern Santa Fe, 6.125%, 3/15/09	3,000,000	3,043
Norfolk Southern Corp., 6.20%, 4/15/09	565,000	574
Union Pacific Corp., 3.875%, 2/15/09	3,000,000	2,931
Union Pacific Corp., 6.65%, 1/15/11	565,000	591
Union Pacific Corp., 7.375%, 9/15/09	3,000,000	3,167

Total		10,306

Real Estate Investment Trusts (1.6%)
Archstone-Smith Operating Trust, 5.25%, 12/1/10	575,000	572
AvalonBay Communities, Inc., 5.50%, 1/15/12	360,000	363
BRE Properties, Inc., 5.50%, 3/15/17	315,000	312
Colonial Realty LP, 6.05%, 9/1/16	255,000	260
Developers Diversified Realty Corp., 5.375%, 10/15/12	1,000,000	999
Duke Realty LP, 5.95%, 2/15/17	615,000	629
ERP Operating LP, 5.25%, 9/15/14	1,325,000	1,314
First Industrial LP, 5.25%, 6/15/09	1,275,000	1,270
Health Care Property Investors, Inc., 6.00%, 1/30/17	290,000	291
HRPT Properties Trust, 5.75%, 11/1/15	800,000	806
ProLogis, 5.50%, 3/1/13	1,380,000	1,394
ProLogis, 5.75%, 4/1/16	865,000	880
Rouse Co. LP/TRC Co-Issuer, Inc., 6.75%, 5/1/13 144A	2,700,000	2,752
Simon Property Group LP, 5.375%, 6/1/11	2,370,000	2,385
Simon Property Group LP, 5.60%, 9/1/11	590,000	599
Simon Property Group LP, 6.10%, 5/1/16	1,155,000	1,203

Total		16,029

Retail Food and Drug (0.4%)
CVS Corp., 4.875%, 9/15/14	800,000	771
CVS Corp., 6.125%, 8/15/16	590,000	610
Delhaize America, Inc., 8.125%, 4/15/11	1,965,000	2,150

Total		3,531

Retail Stores (1.6%)
Costco Wholesale Corp., 5.50%, 3/15/17	485,000	486
Federated Department Stores, Inc., 5.90%, 12/1/16	385,000	384
Federated Department Stores, Inc., 6.30%, 4/1/09	3,790,000	3,866
Federated Department Stores, Inc., 7.00%, 2/15/28	110,000	112
Federated Retail Holdings, Inc., 5.35%, 3/15/12	460,000	459
The Home Depot, Inc., 5.875%, 12/16/36	3,860,000	3,680
J.C. Penney Co., Inc., 6.875%, 10/15/15	490,000	518
J.C. Penney Co., Inc., 7.95%, 4/1/17	420,000	477
May Department Stores Co., 6.65%, 7/15/24	85,000	84
Target Corp., 5.40%, 10/1/08	4,555,000	4,578
Wal-Mart Stores, Inc., 5.375%, 4/5/17	360,000	359
Wal-Mart Stores, Inc., 5.875%, 4/5/27	935,000	937

Total		15,940

Security Brokers and Dealers (1.3%)
Goldman Sachs Group, Inc., 5.15%, 1/15/14	3,420,000	3,350
Goldman Sachs Group, Inc., 5.625%, 1/15/17	1,540,000	1,525
Lehman Brothers Holdings, Inc., 5.75%, 1/3/17	2,300,000	2,305
Lehman Brothers Holdings, Inc., 5.875%, 11/15/17	400,000	405
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	2,310,000	2,370
Merrill Lynch & Co., Inc., 6.22%, 9/15/26	240,000	241
Morgan Stanley, 5.375%, 10/15/15	1,735,000	1,707
Morgan Stanley, 6.25%, 8/9/26	795,000	816

Total		12,719

Telecommunications (2.2%)
AT&T Corp., 9.05%, 11/15/11	1,500,000	1,628
AT&T Corp., 9.75%, 11/15/31	1,470,000	1,817
(e)AT&T, Inc., 5.10%, 9/15/14	625,000	611
CenturyTel, Inc., 6.00%, 4/1/17	110,000	109
Cingular Wireless LLC, 7.125%, 12/15/31	1,535,000	1,690
Deutsche Telekom International Finance, 5.75%, 3/23/16	480,000	480
Embarq Corp., 6.738%, 6/1/13	610,000	630
Embarq Corp., 7.082%, 6/1/16	660,000	673
Embarq Corp., 7.995%, 6/1/36	1,040,000	1,074
France Telecom SA, 8.50%, 3/1/31	800,000	1,040
Sprint Capital Corp., 6.90%, 5/1/19	1,150,000	1,191
Sprint Capital Corp., 8.375%, 3/15/12	1,880,000	2,097
Sprint Capital Corp., 8.75%, 3/15/32	330,000	389
Telecom Italia Capital, 4.00%, 1/15/10	1,565,000	1,512
Telecom Italia Capital, 6.20%, 7/18/11	1,225,000	1,257
Verizon Communications, Inc., 5.50%, 4/1/17	450,000	447
Verizon Communications, Inc., 5.55%, 2/15/16	1,845,000	1,846
Verizon Global Funding Corp., 5.85%, 9/15/35	1,135,000	1,073
Vodafone Group PLC, 5.50%, 6/15/11	2,035,000	2,057

Total		21,621

Tobacco (0.1%)
Reynolds America, Inc., 7.625%, 6/1/16	1,010,000	1,074

Total		1,074

Vehicle Parts (0.2%)
Johnson Controls, Inc., 5.25%, 1/15/11	565,000	566
Johnson Controls, Inc., 5.50%, 1/15/16	750,000	742
Johnson Controls, Inc., 6.00%, 1/15/36	360,000	351

Total		1,659

Yankee Sovereign (0.2%)
United Mexican States, 5.625%, 1/15/17	1,480,000	1,492

Total		1,492

Total Corporate Bonds (Cost: $296,299)		295,265

Governments (12.5%)
Governments (12.5%)
Aid-Israel, 5.50%, 4/26/24	1,910,000	1,999
Housing & Urban Development, 6.08%, 8/1/13	4,000,000	4,168
Housing & Urban Development, 6.17%, 8/1/14	3,000,000	3,162
Japan Government, 0.50%, 6/20/07	539,000,000	4,572
Overseas Private Investment, 4.10%, 11/15/14	2,301,840	2,222
(e) Tennessee Valley Authority Stripped, 8.25%, 4/15/42	3,600,000	2,914
(g) US Treasury, 4.50%, 2/15/36	12,423,000	11,713
(g) US Treasury, 4.625%, 11/30/08	7,450,000	7,445
US Treasury, 4.625%, 11/15/16	15,409,000	15,364
(g) US Treasury, 4.625%, 02/15/17	34,873,000	34,801
(g) US Treasury, 4.75%, 1/31/12	5,685,000	5,735
US Treasury, 4.75%, 2/15/37	6,660,000	6,556
US Treasury, 4.875%, 8/15/16	8,217,000	8,347
US Treasury, 5.125%, 5/15/16	12,982,000	13,423

Total Governments (Cost: $122,339)		122,421

Structured Products (54.3%)
Structured Products (54.3%)
AEP Texas Central Transition Funding, 5.306%, 7/1/20	15,910,000	15,802
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.0815%, 2/14/43 IO	73,398,090	2,445
Banc of America Funding Corp., Series 2007-1, Class TA1A, 5.38%, 12/28/26	3,580,006	3,580
Banc of America Mortgage Securities, 4.657%, 8/25/34	3,817,000	3,784

Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.511%,	8,024,000	7,870
Capital Auto Receivables Trust, Series 2006-2, Class A1, 5.34%, 12/15/07	717,332	717
Capital One Auto Finance Trust, 5.31%, 5/15/09	2,995,901	2,996
CenterPoint Energy Transition Bond Co. LLC, 5.17%, 8/1/19	1,730,000	1,724
Chase Manhattan Auto Owner Trust, Series 2004-A, Class A4, 2.83%, 9/15/10	3,081,695	3,035
Chase Manhattan Auto Owner Trust, Series 2005-A, Class A3, 3.87%, 6/15/09	3,619,911	3,589
Countrywide Alternative Loan Trust, 5.41%, 2/25/36	3,424,296	3,421
Criimi Mae Commercial Mortgage Trust, Series 1998-C1, Class B, 7.00%, 6/2/33 144A	4,000,000	4,072
Daimler Chrysler Auto Trust, Series 2006-C, Class A1, 5.334%, 10/8/07	1,092,260	1,092
DLJ Commerical Mortgage Corp., Series 1998-CF1, Class S, 0.05508%, 2/18/31 IO	88,388,253	969
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, .4988%, 10/15/30 IO 144A	40,573,931	335
Federal Home Loan Mortgage Corp., 4.00%, 10/1/20	1,719,269	1,624
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	2,100,475	2,036
Federal Home Loan Mortgage Corp., 4.50%, 7/1/20	5,822,636	5,638
Federal Home Loan Mortgage Corp., 4.50%, 10/15/33	2,114,779	2,059
Federal Home Loan Mortgage Corp., 5.00%, 10/1/19	3,157,052	3,118
Federal Home Loan Mortgage Corp., 5.00%, 2/1/20	514,526	508
Federal Home Loan Mortgage Corp., 5.00%, 5/1/20	1,891,443	1,867
Federal Home Loan Mortgage Corp., 5.00%, 10/1/20	2,650,716	2,615
Federal Home Loan Mortgage Corp., 5.00%, 9/1/35	9,057,920	8,763
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	12,840,141	12,422
Federal Home Loan Mortgage Corp., 5.00%, 12/1/35	30,195,309	29,212
Federal Home Loan Mortgage Corp., 5.50%, 9/1/19	960,739	964
Federal Home Loan Mortgage Corp., 5.50%, 11/1/19	2,629,499	2,638
Federal Home Loan Mortgage Corp., 5.50%, 12/1/19	506,897	509
Federal Home Loan Mortgage Corp., 5.50%, 3/1/20	3,579,528	3,588
Federal Home Loan Mortgage Corp., 5.50%, 3/1/22	2,998,000	3,004
Federal Home Loan Mortgage Corp., 5.50%, 4/1/22	3,729,000	3,737
Federal Home Loan Mortgage Corp., 5.50%, 6/1/35	2,357,561	2,335
Federal Home Loan Mortgage Corp., 5.50%, 12/1/36	20,779,240	20,562
Federal Home Loan Mortgage Corp., 6.00%, 10/01/36	6,500,000	6,548
Federal Home Loan Mortgage Corp., 6.50%, 5/1/34	1,237,189	1,268
Federal Home Loan Mortgage Corp., 6.50%, 3/1/36	1,514,292	1,544
Federal Home Loan Mortgage Corp., 6.50%, 12/1/36	11,329,621	11,554
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through, 5.651%, 4/25/16	7,037,584	7,158
Federal Home Loan Mortgage Corp. TBA, 5.00%, 4/1/37	16,481,000	16,030
Federal Home Loan Mortgage Corp. TBA, 5.50%, 4/1/37	6,250,000	6,184
Federal Home Loan Mortgage Corp. TBA, 6.00%, 4/1/37	17,469,000	17,605
Federal Home Loan Mortgage Corp., Series - 2840, Class LK, 6.00%, 11/15/17	1,367,260	1,395
Federal National Mortgage Association, 4.00%, 6/1/19	1,177,482	1,113
Federal National Mortgage Association, 4.50%, 6/1/19	6,313,958	6,121
Federal National Mortgage Association, 4.50%, 8/1/19	1,274,186	1,235
Federal National Mortgage Association, 4.50%, 12/1/19	683,635	663
Federal National Mortgage Association, 4.50%, 7/1/20	3,391,296	3,283
Federal National Mortgage Association, 4.50%, 9/1/20	4,634,889	4,487
Federal National Mortgage Association, 5.00%, 3/1/20	2,165,470	2,138
Federal National Mortgage Association, 5.00%, 4/1/20	907,201	895
Federal National Mortgage Association, 5.00%, 5/1/20	7,797,470	7,692
Federal National Mortgage Association, 5.00%, 4/1/35	2,465,129	2,384
Federal National Mortgage Association, 5.00%, 7/1/35	4,020,600	3,888
Federal National Mortgage Association, 5.00%, 10/1/35	2,698,548	2,610
Federal National Mortgage Association, 5.17%, 1/1/16	2,681,945	2,678
Federal National Mortgage Association, 5.285%, 4/1/16	7,795,944	7,900
Federal National Mortgage Association, 5.32%, 4/1/14	1,749,559	1,772
Federal National Mortgage Association, 5.38%, 1/1/17	1,954,000	1,972
Federal National Mortgage Association, 5.50%, 4/1/21	2,017,198	2,022
Federal National Mortgage Association, 5.50%, 9/1/34	1,594,419	1,580
Federal National Mortgage Association, 5.50%, 3/1/35	5,048,765	5,001
Federal National Mortgage Association, 5.50%, 7/1/35	1,183,020	1,172
Federal National Mortgage Association, 5.50%, 8/1/35	3,126,164	3,097
Federal National Mortgage Association, 5.50%, 9/1/35	17,678,499	17,511
Federal National Mortgage Association, 5.50%, 10/1/35	5,274,905	5,225
Federal National Mortgage Association, 5.50%, 11/1/35	14,306,247	14,171
Federal National Mortgage Association, 5.50%, 1/1/36	11,761,087	11,650
Federal National Mortgage Association, 5.50%, 12/1/36	5,090,793	5,038
Federal National Mortgage Association, 5.50%, 1/1/37	2,797,508	2,768
Federal National Mortgage Association, 5.50%, 2/1/37	8,586,800	8,497
Federal National Mortgage Association, 6.00%, 5/1/35	322,891	326
Federal National Mortgage Association, 6.00%, 6/1/35	63,527	64

Federal National Mortgage Association, 6.00%, 7/1/35	5,652,087	5,698
Federal National Mortgage Association, 6.00%, 8/1/35	606,738	612
Federal National Mortgage Association, 6.00%, 10/1/35	2,238,866	2,257
Federal National Mortgage Association, 6.00%, 11/1/35	5,384,362	5,428
Federal National Mortgage Association, 6.00%, 9/1/36	3,826,274	3,855
Federal National Mortgage Association, 6.50%, 9/1/31	354,155	365
Federal National Mortgage Association, 6.50%, 11/1/35	2,345,386	2,394
Federal National Mortgage Association, 6.50%, 12/1/35	4,019,938	4,103
Federal National Mortgage Association, 6.50%, 4/1/36	1,270,140	1,296
Federal National Mortgage Association, 6.50%, 11/1/36	198,264	202
Federal National Mortgage Association, 6.50%, 12/1/36	687,936	702
Federal National Mortgage Association, 6.50%, 2/1/37	800,287	816
Federal National Mortgage Association, 6.50%, 3/1/37	8,912,815	9,092
Federal National Mortgage Association, 6.75%, 4/25/18	1,291,865	1,323
Federal National Mortgage Association - Aces, Series 2006-M1, Class B, 5.355%,	6,949,000	7,003
Federal National Mortgage Association TBA, 6.00%, 3/1/35	35,877,000	36,136
Federal National Mortgage Association, Whole Loan, 6.25%, 5/25/42	6,323,020	6,415
Final Maturity Amortizing Notes, 4.45%, 8/25/12	7,105,529	6,904
First Horizon Alternative Mortgage Securities Trust, Series 2004-FA1, 6.25%, 10/25/34	3,377,808	3,406
First Union-Lehman Brothers Commercial Mortgage Trust II, Commerical Mortgage	1,910,000	1,927
Pass-Through Certificates, Series 1997-C2, 6.79%, 11/18/29
Government National Mortgage Association, 5.50%, 10/15/31	57,561	57
Government National Mortgage Association, 5.50%, 11/15/31	17,289	17
Government National Mortgage Association, 5.50%, 12/15/31	199,435	200
Government National Mortgage Association, 5.50%, 1/15/32	530,111	528
Government National Mortgage Association, 5.50%, 2/15/32	185,713	184
Government National Mortgage Association, 5.50%, 3/15/32	170,821	170
Government National Mortgage Association, 5.50%, 4/15/32	17,764	18
Government National Mortgage Association, 5.50%, 7/15/32	31,461	31
Government National Mortgage Association, 5.50%, 9/15/32	4,304,520	4,287
Greenwich Capital Commerical Funding Corp, Series 2006-FL4A, Class A1, 5.44%, 11/5/21 144A	2,709,022	2,709
Honda Auto Receivables Owner Trust, 3.53%, 10/21/08	2,537,695	2,525
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A, 6.53%, 6/1/15	1,245,217	1,305
Merrill Lynch Alternative Note Asset, Series 2007-A1, Class A2A, 5.391%, 1/25/37	3,651,021	3,652
Midland Realty Acceptance Corp., Series 1996-C2, Class AEC, 1.3719%, 1/25/29 IO 144A	1,387,187	0
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	439,901	470
Nissan Auto Receivables Owner Trust, Series 2006-A, Class A3, 4.74%, 9/15/09	20,500,000	20,416
RMF Commercial Mortgage Pass-Through, Series 1997-1, Class F, 7.47%, 1/15/19 144A	1,800,000	900
Rural Housing Trust 1987-1, Series 1, Class D, 6.33%, 4/1/26	77,960	78
TBW Mortgage Backed Pass Through Certification, 5.41%, 3/25/37	3,738,265	3,739
Wachovia Auto Loan Owner Trust, 5.35%, 5/20/10	4,169,000	4,170
Washington Mutual Asset Securities Corp., 4.0607%, 10/25/33	1,912,000	1,883
Washington Mutual Asset Securities Corp., 3.83%, 1/25/35 144A	3,732,211	3,625
Wells Fargo Mortgage Backed Securities, 4.00%, 8/25/34	5,728,000	5,607
World Omni Auto Receivables Trust, 5.3739%, 10/15/07	5,018,045	5,018
World Omni Auto Receivables Trust, Series 2006-A, Class A3, 5.01%, 10/15/10	7,027,000	7,015

Total Structured Products (Cost: $530,771)		529,407

Money Market Investments (14.6%)
Autos (3.0%)
(b) Daimler Chrysler Auto, 5.25%, 4/17/07	10,000,000	9,975
(b) Fcar Owner Trust 1, 5.26%, 4/3/07	5,000,000	4,998
(b) Fcar Owner Trust 1, 5.28%, 4/13/07	5,000,000	4,990
(b) New Center Asset Trust, 5.24%, 4/12/07	10,000,000	9,984

Total		29,947

Federal Government & Agencies (0.1%)
(b) Federal Home Loan Mortgage Co., 5.14%, 6/11/07	1,000,000	990

Total		990

Finance Lessors (3.1%)
(b) Ranger Funding Co. LLC, 5.26%, 4/9/07	5,000,000	4,993
(b) Ranger Funding Co. LLC, 5.26%, 4/20/07	5,000,000	4,985
(b) Thunder Bay Funding, Inc., 5.26%, 4/20/07	5,000,000	4,985
(b) Thunder Bay Funding, Inc., 5.27%, 4/12/07	5,000,000	4,991
(b) Windmill Funding Corp., 5.25%, 4/9/07	5,000,000	4,994
(b) Windmill Funding Corp., 5.26%, 4/13/07	5,000,000	4,991

Total		29,939

Finance Services (3.1%)
(b) Alpine securitization, 5.25%, 4/10/07	10,000,000	9,986
(b) Bryant Park Funding LLC, 5.26%, 4/9/07	5,000,000	4,993
(b) Bryant Park Funding LLC, 5.27%, 4/16/07	5,000,000	4,988
(b) Ciesco lp, 5.26%, 4/20/07	10,000,000	9,971

Total		29,938

Miscellaneous Business Credit Institutions (0.8%)
(b) Park Avenue Receivables, 5.26%, 4/9/07	7,500,000	7,490

Total		7,490

National Commercial Banks (0.5%)
Citigroup Funding, Inc., 5.24%, 4/12/07	5,000,000	4,991

Total		4,991

Personal Credit Institutions (0.8%)
American General Finance, 5.31%, 4/13/07	5,000,000	4,990
Rabobank USA, 5.37%, 4/2/07	3,080,000	3,079

Total		8,069

Security Brokers and Dealers (1.0%)
Bear Stearns Co., Inc., 5.24%, 4/30/07	5,000,000	4,978
Merrill Lynch, 5.24%, 4/3/07	5,000,000	4,998

Total		9,976

Short Term Business Credit (2.2%)
HSBC Finance Corp., 5.24%, 4/12/07	10,000,000	9,982
Old Line Funding Corp., 5.26%, 4/2/07	1,400,000	1,400
Old Line Funding Corp., 5.27%, 4/16/07	5,000,000	4,988
Sheffield Receivables, 5.27%, 4/17/07	5,000,000	4,988

Total		21,358

Total Money Market Investments (Cost: $142,698)		142,698

Total Investments (111.7%) (Cost $1,092,107)(a)		1,089,791

Other Assets, Less Liabilities (-11.7%)		(113,822)

Net Assets (100.0%)		975,969

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007 the value of these securities (in thousands) was $28,593, representing 2.93% of the net assets.

IO - Interest Only Security

(a)	At March 31, 2007 the aggregate cost of securities for federal tax purposes (in thousands) was $1,092,107 and the net unrealized depreciation of investments based on that cost was $2,316 which is comprised of $5,403 aggregate gross unrealized appreciation and $7,719 aggregate gross unrealized depreciation.

(b)	All or a portion of the securities have been committed as collateral for when-issued securities.

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(g)	All or portion of the securities have been loaned.

Northwestern Mutual Series Fund, Inc.

Money Market Portfolio

Schedule of Investments

March 31, 2007 (unaudited)

Money Market Investments (99.9%)	Shares/ $ Par	Value $ (000’s)
Asset-Backed Securities (CMO’S) (4.2%)
Franklin Auto Trust, 5.36%, 10/22/07	191,773	192
Honda Auto Receivables Owner Trust, 5.32%, 3/18/08	3,274,876	3,275
Nissan Auto Receivables Owner Trust, 5.32%, 3/17/08	6,591,009	6,591
World Omni Auto Receivables Trust, 5.32%, 2/15/08	6,771,618	6,771

Total		16,829

Autos (13.0%)
Daimler Chrysler Auto, 5.25%, 4/12/07	8,500,000	8,485
Daimler Chrysler Auto, 5.25%, 4/26/07	8,500,000	8,468
Fcar Owner Trust 1, 5.27%, 4/23/07	9,500,000	9,468
Fcar Owner Trust 1, 5.28%, 4/13/07	8,000,000	7,985
New Center Asset Trust, 5.24%, 4/4/07	17,500,000	17,489

Total		51,895

Federal Government & Agencies (10.5%)
Fannie Mae, 3.125%, 5/4/07	3,800,000	3,791
Fannie Mae, 4.00%, 5/23/07	11,400,000	11,377
Fannie Mae, 4.40%, 2/4/08	3,800,000	3,773
Fannie Mae, 4.84%, 6/22/07	3,900,000	3,893
Federal Home Loan Bank, 5.25%, 2/5/08	3,800,000	3,800
Federal Home Loan Bank, 5.50%, 12/27/07	3,900,000	3,912
Federal Home Loan Mortgage Co., 4.975%, 2/4/08	3,800,000	3,637
Federal Home Loan Mortgage Co., 4.995%, 9/18/07	3,900,000	3,807
Federal Home Loan Mortgage Co., 5.085%, 7/9/07	3,900,000	3,845

Total		41,835

Finance Lessors (13.0%)
Ranger Funding Co. LLC, 5.25%, 4/18/07	8,500,000	8,478
Ranger Funding Co. LLC, 5.27%, 5/7/07	9,000,000	8,951
Thunder Bay Funding, Inc., 5.26%, 4/5/07	8,000,000	7,994
Thunder Bay Funding, Inc., 5.27%, 4/12/07	9,500,000	9,483
Windmill Funding Corp., 5.25%, 4/3/07	9,000,000	8,996
Windmill Funding Corp., 5.25%, 4/9/07	8,000,000	7,990

Total		51,892

Finance Services (13.8%)
Alpine Securitization Corp., 5.25%, 4/10/07	8,500,000	8,488
Alpine Securitization Corp., 5.25%, 4/12/07	8,500,000	8,485
Bryant Park Funding LLC, 5.265%, 4/20/07	9,000,000	8,974
Bryant Park Funding LLC, 5.27%, 4/16/07	8,500,000	8,480
Ciesco LP, 5.25%, 4/16/07	6,880,000	6,864
Ciesco LP, 5.25%, 4/17/07	10,000,000	9,975
HBOS Treasury Services PLC, 5.31%, 4/9/08	3,400,000	3,400

Total		54,666

Miscellaneous Business Credit Institutions (5.6%)
General Electric Capital Corp., 5.445%, 7/9/07	5,000,000	5,000
Park Avenue Receivables, 5.27%, 4/10/07	8,500,000	8,488
Park Avenue Receivables, 5.27%, 4/24/07	9,000,000	8,968

Total		22,456

National Commercial Banks (11.6%)
Bank of America Corp., 5.28%, 8/1/07	3,900,000	3,900
Barclays U.S. Funding LLC, 5.25%, 4/2/07	8,000,000	7,998
Citigroup Funding, Inc., 5.25%, 4/9/07	8,500,000	8,489
Citigroup Funding, Inc., 5.25%, 4/11/07	8,500,000	8,486
UBS Finance LLC, 5.26%, 4/9/07	17,500,000	17,477

Total		46,350

Personal Credit Institutions (7.7%)
American General Finance, 5.28%, 4/5/07	6,000,000	5,996
American General Finance, 5.30%, 4/12/07	5,500,000	5,490
American General Finance, 5.31%, 4/13/07	6,000,000	5,988
Rabobank USA, 5.37%, 4/2/07	13,420,000	13,416

Total		30,890

Security Brokers and Dealers (7.5%)
Bear Stearns Co., Inc., 5.24%, 4/30/07	9,000,000	8,961
Merrill Lynch & Co., 5.24%, 4/3/07	8,000,000	7,997
Merrill Lynch & Co., 5.25%, 4/25/07	6,000,000	5,978
Merrill Lynch & Co., 6.56%, 12/16/07	3,250,000	3,278
Morgan Stanley Dean Witter, 5.14%, 10/19/07	3,800,000	3,690

Total		29,904

Short Term Business Credit (13.0%)
HSBC Finance Corp., 5.26%, 4/11/07	17,500,000	17,472
Old Line Funding Corp., 5.26%, 4/5/07	8,000,000	7,994
Old Line Funding Corp., 5.26%, 4/23/07	9,500,000	9,469
Sheffield Receivables, 5.26%, 4/2/07	9,000,000	8,997
Sheffield Receivables, 5.26%, 4/17/07	8,000,000	7,980

Total		51,912

Total Money Market Investments (Cost: $398,629)		398,629

Total Investments (99.9%) (Cost $398,629)		398,629

Other Assets, Less Liabilities (0.1%)		370

Net Assets (100.0%)		398,999

Item 2.	Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 9, 2007

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark G. Doll
Mark G. Doll, President

Date: May 9, 2007

By:	/s/ Walter M. Givler
Walter M. Givler, Vice President, Chief Financial Officer and Treasurer

Date: May 9, 2007